UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-7445

                           SEI ASSET ALLOCATION TRUST
               (Exact name of registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                        101 Federal St. Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                     DATE OF FISCAL YEAR END: MARCH 31, 2006

                    DATE OF REPORTING PERIOD: MARCH 31, 2006

ITEM 1.   REPORTS TO STOCKHOLDERS.


SEI New ways.
    New answers.(R)

--------------------------------------------------------------------------------

SEI Asset Allocation Trust
--------------------------------------------------------------------------------
Annual Report as of March 31, 2006
--------------------------------------------------------------------------------

Diversified Conservative Income Fund

Diversified Conservative Fund

Diversified Global Moderate Growth Fund

Diversified Moderate Growth Fund

Diversified Global Growth Fund

Diversified Global Stock Fund

Diversified U.S. Stock Fund

Defensive Strategy Fund

TM Defensive Strategy Allocation Fund

Conservative Strategy Fund

TM Conservative Strategy Allocation Fund

Moderate Strategy Fund

TM Moderate Strategy Allocation Fund

Aggressive Strategy Fund

Tax-Managed Aggressive Strategy Fund

Core Market Strategy Fund

TM Core Market Strategy Allocation Fund

Market Growth Strategy Fund

TM Market Growth Strategy Allocation Fund

TABLE OF CONTENTS

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Market Commentary                                                              1
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Management's Discussion and Analysis of Fund Performance                       2
--------------------------------------------------------------------------------
Schedule of Investments                                                       21
--------------------------------------------------------------------------------
Statements of Assets and Liabilities                                          40
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Statements of Operations                                                      46
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Statements of Changes in Net Assets                                           52
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Financial Highlights                                                          58
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Notes to Financial Statements                                                 64
--------------------------------------------------------------------------------
Report of Independent Registered Public Accounting Firm                       73
--------------------------------------------------------------------------------
Trustees and Officers of the Trust                                            74
--------------------------------------------------------------------------------
Disclosure of Fund Expenses                                                   77
--------------------------------------------------------------------------------
Board of Trustees Considerations in
Approving the Advisory Agreement                                              79
--------------------------------------------------------------------------------
Notice to Shareholders                                                        81
--------------------------------------------------------------------------------
Financial Statements of SIMT Large Cap Diversified
Alpha Fund (unaudited)                                                        83
--------------------------------------------------------------------------------

The Trust files its complete schedule of investments of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q within sixty days after period end. The Trust's Form N-Q is available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1 800-DIAL- SEI; and (ii) on the Commission's website at http://www.sec.gov.

MARKET COMMENTARY
SEI ASSET ALLOCATION TRUST -- MARCH 31, 2006

CAPITAL MARKETS ADVANCED STRONGLY DURING THE FISCAL YEAR ENDED MARCH 31, 2006, DESPITE RISING INTEREST RATES, HIGH ENERGY PRICES, SEVERAL NATURAL DISASTERS, AND TURMOIL IN MANY PARTS OF THE WORLD.

U.S. equity markets finally made strides toward levels not seen since 2000. Earnings were strong, and investors shook off several factors that under different circumstances might have exerted pressure on the markets.

The Fed raised short-term interest rates eight times during the year, and welcomed a new Chairman, Dr. Ben Bernanke. Hurricanes Katrina and Rita wreaked havoc on the Gulf Coast, temporarily disrupting oil supplies, and sending gasoline prices above $3.00 per gallon. While crude oil prices subsequently settled somewhat, they breached the $70 mark in January on supply disruptions, and general world turmoil. The war in Iraq continued with no end in sight, and a regime change in Iran fueled fears the country may be developing nuclear weapons. Back at home, fears of a bursting housing bubble, overextended consumers, and a growing budget deficit were on economist's minds.

Yet, equity markets displayed very strong performance. In the U.S, the large cap stock sector had double digit returns for the year, with growth stocks outperforming value stocks. The small cap stock sector showed continued strength, outperforming large cap stocks by a wide margin. In this sector, growth stocks also outperformed value stocks. REITs continued their strong showing, with returns north of 40% for the year.

Internationally, emerging equity markets continued their torrid pace, with returns greater than 40%. Developed international equity markets also had a strong year, outperforming U.S. large caps.

Global bond markets suffered during the year, with the exception of emerging markets, which had double digit returns and high yield bonds, which returned about 7%. In the wake of rising interest rates, U.S. investment grade bonds finished with very modest gains, while international bonds were in negative territory.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2006                    1

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI ASSET ALLOCATION TRUST -- MARCH 31, 2006

DIVERSIFIED CONSERVATIVE INCOME FUND

OBJECTIVES

The Diversified Conservative Income Fund (the "Fund") seeks to provide both current income and an opportunity for capital appreciation through limited participation in the domestic equity markets.

STRATEGY

The Fund has a significant allocation to fixed income funds and should provide low to medium principal volatility. The Fund is appropriate for investors with shorter time horizons of 2 to 5 years.

The fixed income component of the Fund provides current income. Under normal conditions, a significant portion of the Fund's assets are allocated to the SEI Institutional Managed Trust ("SIMT") Core Fixed Income Fund, which invests primarily in U.S. investment grade bonds with maturities of 30 years or less. The Fund may also invest in below investment grade bonds and non-dollar securities. A moderate allocation to a money market fund provides liquidity and current income, which will fluctuate with the general level of short-term interest rates.

Under normal conditions, a portion of the Fund is allocated to domestic equity funds. The Fund's allocation to U.S. equity funds provides exposure to distinct styles of equity fund management to lower the risks associated with any one particular management style. While the equity component of the Fund emphasizes large cap funds, some exposure to small cap funds is included for diversification and enhanced returns over the longer term.

ANALYSIS

The Fund's Class A returned 5.70% for the fiscal year ended March 31, 2006. One of the primary determinants of performance came from the Fund's large cap exposure. Until December, this was represented by the SIMT Large Cap Growth and SIMT Large Cap Value Funds, which returned 12.45% and 6.98%, respectively, for the 9 month period ended 12/31/05. In December, these funds were replaced by the SIMT Large Cap Diversified Alpha Fund, which returned 4.77% for the 3 months ended 3/31/06. Overall, stocks performed well for the year, despite international turmoil, several natural disasters, and rising oil prices. Detracting from performance was the Fund's allocation to the SIMT Core Fixed Income Fund, which returned 2.08% for the year. During the year, the Fed tightened short term interest rates, raising the Fed Funds rate eight times in 25bps increments and investment grade bonds suffered as a result. While short term rates rose, the Fund's allocation to SEI Liquid Asset Trust ("SLAT") Prime Obligation Fund returned 3.40%. Small cap stocks performed extremely well for the year, outpacing large caps. The Funds relatively small exposure to small caps was beneficial to performance, with the SIMT Small Cap Growth Fund up 29.02% for the year, while the SIMT Small Cap Value Fund returned 20.78%.

DIVERSIFIED CONSERVATIVE INCOME FUND

AVERAGE ANNUAL TOTAL RETURN(1)
--------------------------------------------------------------------------------
                                          Annualized    Annualized    Annualized
                              One Year        3 Year        5 Year     Inception
                                Return        Return        Return       to Date
--------------------------------------------------------------------------------
Diversified Conservative
 Income Fund, Class A            5.70%         6.81%         4.43%         6.36%
--------------------------------------------------------------------------------
Diversified Conservative
 Income Fund, Class D            4.53%         5.73%         3.37%         5.33%
--------------------------------------------------------------------------------
Diversified Conservative
 Income Fund, Class I+           5.36%         6.51%         4.22%         6.25%
--------------------------------------------------------------------------------

* Comparison of Change in the Value of a $150,000 Investment in the Diversified Conservative Income Fund, Class A, versus the Lehman Aggregate Bond Index and the 25/55/20 Blended Benchmark

[BAR CHART OMITTED]
PLOT POINTS ARE AS FOLLOWS:

         Diversified Conservative
              Income Fund,               25/55/20              Lehman Aggregate
                Class A              Blended Benchmark***         Bond Index**
6/13/96        $150,000                  $150,000                  $150,000
3/31/97         159,387                   162,127                   159,211
3/31/98         189,925                   192,769                   178,316
3/31/99         203,638                   211,140                   189,871
3/31/00         218,972                   225,076                   193,440
3/31/01         220,986                   229,442                   217,678
3/31/02         227,903                   238,482                   229,303
3/31/03         225,259                   238,053                   256,108
3/31/04         253,056                   265,215                   269,938
3/31/05         259,686                   272,375                   273,069
3/31/06         274,489                   285,640                   279,240

* Comparison of Change in the Value of a $150,000 Investment in the Diversified Conservative Income Fund, Class D, versus the Lehman Aggregate Bond Index and the 25/55/20 Blended Benchmark

[BAR CHART OMITTED]
PLOT POINTS ARE AS FOLLOWS:

         Diversified Conservative
              Income Fund,               25/55/20              Lehman Aggregate
                Class D             Blended Benchmark***          Bond Index**
6/21/96        $150,000                  $150,000                  $150,000
3/31/97         158,519                   161,738                   158,475
3/31/98         186,894                   192,306                   177,492
3/31/99         198,463                   210,633                   188,994
3/31/00         211,304                   224,535                   192,547
3/31/01         211,198                   228,891                   216,673
3/31/02         215,654                   237,909                   228,243
3/31/03         210,975                   237,481                   254,925
3/31/04         234,709                   264,577                   268,691
3/31/05         238,535                   271,721                   271,808
3/31/06         249,341                   284,954                   277,951

   (1) For the period ended March 31, 2006. Past performance is no indication of future performance. The performance of Class D shares may be lower than the performance of Class A shares because of different distribution fees paid by Class D shareholders. Class A shares were offered beginning June 13, 1996 and Class D shares were offered beginning June 21, 1996. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

     + Class I Shares performance for the period prior to June 28, 2002, reflects the performance of the Class A Shares. The performance of the Class A Shares has not been adjusted to reflect the higher administrative service fees applicable to the Class I Shares. If it had, performance would have been lower than shown.

     * These graphs show performance for Class A and Class D shares only. The performance of Class I shares is not shown and would be different from the performance of Classes A and D due to different expenses.

    ** The Lehman Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.

   *** The 25/55/20 Blended Benchmark consists of the S&P 500 Index, the Lehman Aggregate Bond Index and the Merrill Lynch 3-month U.S. Treasury Bill Index.


--------------------------------------------------------------------------------
2                    SEI Asset Allocation Trust / Annual Report / March 31, 2006

DIVERSIFIED CONSERVATIVE FUND

OBJECTIVES

The Diversified Conservative Fund (the "Fund") seeks to provide both current income and an opportunity for capital appreciation through limited participation in the domestic and international equity markets.

STRATEGY

The Fund includes significant allocations to fixed income funds and moderate allocations to equity funds, including exposure to non-U.S. equity. It is appropriate for investors with an intermediate time horizon of 4 to 12 years.

The fixed income component invests in a fund consisting primarily of U.S. investment grade bonds with maturities of 30 years or less. The Fund may also invest in funds consisting of below investment grade bonds and non-dollar securities.

The Fund's allocation to U.S. equity funds includes investments in both large cap funds and small cap funds, and provides exposure to distinct styles of equity fund management to lower the risks associated with any one particular management style. An allocation to an international stock fund provides additional diversification. The remainder of the Fund is allocated to money market funds, providing liquidity and facilitation of transactions.

ANALYSIS

The Fund's Class A returned 8.21% for the fiscal year ended March 31, 2006. One of the primary determinants of performance came from the Fund's large cap exposure. Until December, this was represented by the SIMT Large Cap Growth and SIMT Large Cap Value Funds, which returned 12.45% and 6.98%, respectively, for the 9 month period ended 12/31/05. In December, these funds were replaced by the SIMT Large Cap Diversified Alpha Fund, which returned 4.77% for the 3 months ended 3/31/06. Overall, stocks performed well for the year, despite international turmoil, several natural disasters, and rising oil prices. Detracting from performance was the Fund's allocation to the SIMT Core Fixed Income Fund, which returned 2.08% for the year. During the year, the Fed tightened short term interest rates, raising the Fed Funds rate eight times in 25bps increments and investment grade bond suffered as a result. Small cap stocks performed extremely well for the year, outpacing large caps. The Fund's relatively small exposure to small caps was beneficial to performance, with the SIMT Small Cap Growth Fund up 29.02% for the year, while the SIMT Small Cap Value Fund returned 20.78%. Positions in developed international equities also contributed, as the SEI International Trust ("SIT") International Equity Fund posted a return of 25.32%.

DIVERSIFIED CONSERVATIVE FUND

AVERAGE ANNUAL TOTAL RETURN(1)
--------------------------------------------------------------------------------
                                          Annualized    Annualized    Annualized
                              One Year        3 Year        5 Year     Inception
                                Return        Return        Return       to Date
--------------------------------------------------------------------------------
Diversified Conservative
 Fund, Class A                   8.21%        10.19%         5.44%         6.77%
--------------------------------------------------------------------------------
Diversified Conservative
 Fund, Class D                   7.15%         9.14%         4.41%         5.65%
--------------------------------------------------------------------------------
Diversified Conservative
 Fund, Class I+                  7.95%         9.92%         5.24%         6.99%
--------------------------------------------------------------------------------

* Comparison of Change in the Value of a $150,000 Investment in the Diversified Conservative Fund, Class A, versus the Lehman Aggregate Bond Index and the 32/8/60 Blended Benchmark

[BAR CHART OMITTED]
PLOT POINTS ARE AS FOLLOWS:

             Diversified
           Conservative Fund,             32/8/60              Lehman Aggregate
                Class A             Blended Benchmark***          Bond Index**
6/26/96        $150,000                  $150,000                  $150,000
3/31/97         159,828                   162,367                   157,959
3/31/98         195,549                   200,328                   176,914
3/31/99         212,992                   221,903                   188,378
3/31/00         234,398                   241,564                   191,919
3/31/01         218,107                   235,042                   215,967
3/31/02         200,528                   242,022                   227,500
3/31/03         212,479                   232,777                   254,094
3/31/04         252,807                   274,956                   267,815
3/31/05         262,743                   286,175                   270,922
3/31/06         284,314                   306,150                   277,045

* Comparison of Change in the Value of a $150,000 Investment in the Diversified Conservative Fund, Class D, versus the Lehman Aggregate Bond Index and the 32/8/60 Blended Benchmark

[BAR CHART OMITTED]
PLOT POINTS ARE AS FOLLOWS:

              Diversified
           Conservative Fund,           32/8/60                Lehman Aggregate
                Class D             Blended Benchmark***         Bond Index**
7/01/96        $150,000                  $150,000                 $150,000
3/31/97         157,281                   160,574                  156,519
3/31/98         190,767                   198,116                  175,302
3/31/99         205,723                   219,453                  186,661
3/31/00         224,258                   238,896                  190,170
3/31/01         206,519                   232,446                  213,999
3/31/02         206,643                   239,350                  225,426
3/31/03         197,117                   230,207                  251,778
3/31/04         232,303                   271,920                  265,375
3/31/05         239,179                   283,014                  268,453
3/31/06         256,280                   302,769                  274,520

   (1) For the period ended March 31, 2006. Past performance is no indication of future performance. The performance of Class D shares may be lower than the performance of Class A shares because of different distribution fees paid by Class D shareholders. Class A shares were offered beginning June 26, 1996 and Class D shares were offered beginning July 1, 1996. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

     + Class I Shares performance for the period prior to June 28, 2002, reflects the performance of the Class A Shares. The performance of the Class A Shares has not been adjusted to reflect the higher administrative service fees applicable to the Class I Shares. If it had, performance would have been lower than shown.

     * These graphs show performance for Class A and Class D shares only. The performance of Class I shares is not shown and would be different from the performance of Classes A and D due to different expenses.

    ** The Lehman Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.

   *** The 32/8/60 Blended Benchmark consists of the S&P 500 Index, the MSCI EAFE Index and the Lehman Aggregate Bond Index.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2006                    3

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI ASSET ALLOCATION TRUST -- MARCH 31, 2006

DIVERSIFIED GLOBAL MODERATE GROWTH FUND

OBJECTIVES

The Diversified Global Moderate Growth Fund (the "Fund") seeks long-term capital appreciation through participation in the domestic and global equity markets, with a limited level of current income.

STRATEGY

The Fund includes significant allocations to both equity and fixed income funds. It is a medium-risk Fund, which is appropriate for investors with an intermediate time horizon of 5 to 15 years.

The equity component of the Fund provides the opportunity for long-term capital appreciation. The Fund's allocation to U.S. equity funds includes investments in both large cap funds and small cap funds, and provides exposure to distinct styles of equity fund management to lower the risks inherent in any one particular management style. The allocation to small cap stock funds provides additional diversification and enhanced returns over the longer term. The equity component is further diversified with exposure to non-U.S. stocks through international and emerging markets funds.

The fixed income component invests in a fund consisting primarily of U.S. investment grade bonds with maturities of 30 years or less. Exposure to the SIMT High Yield Bond Fund provides added diversification and opportunity for enhanced return. The Fund may invest in the international fixed income and the emerging country debt funds. The remainder of the Fund is allocated to a money market fund, providing liquidity and facilitating transactions.

ANALYSIS

The Fund's Class A returned 12.64% for the fiscal year ended March 31, 2006. One of the primary determinants of performance came from the Fund's large cap exposure. Until December, this was represented by the SIMT Large Cap Growth and SIMT Large Cap Value Funds, which returned 12.45% and 6.98%, respectively, for the 9 month period ended 12/31/05. In December, these funds were replaced by the SIMT Large Cap Diversified Alpha Fund, which returned 4.77% for the 3 months ended 3/31/06. Overall, stocks performed well for the year, despite international turmoil, several natural disasters, and rising oil prices. Detracting from performance was the Fund's allocation to the SIMT Core Fixed Income Fund, which returned 2.08% for the year. During the year, the Fed tightened short term interest rates, raising the Fed Funds rate eight times in 25bps increments, and investment grade bond suffered as a result. Small cap stocks performed extremely well for the year, outpacing large caps. The Fund's relatively small exposure to small caps was beneficial to performance, with the SIMT Small Cap Growth Fund up 29.02% for the year, while the SIMT Small Cap Value Fund returned 20.78%. Strong international equity markets, both developed and emerging, were also additive to performance. The SIT International Equity Fund posted a return of 25.32% while the SIT Emerging Markets Equity Fund was up 44.22%. The Fund's allocation to high yield debt detracted from performance, while an allocation to emerging market debt contributed.

DIVERSIFIED GLOBAL MODERATE GROWTH FUND

AVERAGE ANNUAL TOTAL RETURN(1)
--------------------------------------------------------------------------------
                                          Annualized    Annualized    Annualized
                              One Year        3 Year        5 Year     Inception
                                Return        Return        Return       to Date
--------------------------------------------------------------------------------
Diversified Global Moderate
 Growth Fund, Class A           12.64%        15.10%         6.53%         6.79%
--------------------------------------------------------------------------------
Diversified Global Moderate
 Growth Fund, Class D           11.51%        13.96%         5.48%         5.69%
--------------------------------------------------------------------------------
Diversified Global Moderate
 Growth Fund, Class I+          12.41%        14.82%         6.31%         9.37%
--------------------------------------------------------------------------------

* Comparison of Change in the Value of a $150,000 Investment in the Diversified Global Moderate Growth Fund, Class A, versus the Lehman Aggregate Bond Index and the 45/15/40 Blended Benchmark

[BAR CHART OMITTED]
PLOT POINTS ARE AS FOLLOWS:

              Diversified
             Global Moderate
              Growth Fund,               45/15/40              Lehman Aggregate
                Class A              Blended Benchmark***         Bond Index**
12/13/96       $150,000                  $150,000                  $150,000
3/31/97         152,961                   152,848                   149,018
3/31/98         192,241                   196,394                   166,900
3/31/99         201,142                   220,590                   177,715
3/31/00         237,428                   248,362                   181,056
3/31/01         201,362                   223,948                   203,742
3/31/02         205,511                   226,904                   214,622
3/31/03         181,199                   201,968                   239,711
3/31/04         231,427                   253,429                   252,656
3/31/05         245,289                   268,026                   255,587
3/31/06         276,294                   294,105                   261,363

* Comparison of Change in the Value of a $150,000 Investment in the Diversified Global Moderate Growth Fund, Class D, versus the Lehman Aggregate Bond Index and the 45/15/40 Blended Benchmark

[BAR CHART OMITTED]
PLOT POINTS ARE AS FOLLOWS:

              Diversified
            Global Moderate
              Growth Fund,               45/15/40              Lehman Aggregate
                Class D              Blended Benchmark***          Bond Index**
12/05/96       $150,000                  $150,000                  $150,000
3/31/97         159,293                   150,583                   148,630
3/31/98         189,422                   193,484                   166,465
3/31/99         196,128                   217,322                   177,252
3/31/00         229,234                   244,683                   180,585
3/31/01         192,304                   220,360                   203,212
3/31/02         194,343                   223,543                   214,063
3/31/03         169,681                   198,975                   239,088
3/31/04         214,578                   249,674                   251,998
3/31/05         225,221                   264,055                   254,921
3/31/06         251,144                   289,748                   260,683

   (1) For the period ended March 31, 2006. Past performance is no indication of future performance. The performance of Class D shares may be lower than the performance of Class A shares because of different distribution fees paid by Class D shareholders. Class A shares were offered beginning December 13, 1996 and Class D shares were offered beginning December 5, 1996. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and the redemption of Fund shares.

     + Class I Shares performance for the period prior to June 28, 2002, reflects the performance of the Class A Shares. The performance of the Class A Shares has not been adjusted to reflect the higher administrative service fees applicable to the Class I Shares. If it had, performance would have been lower than shown.

     * These graphs show performance for Class A and Class D shares only. The performance of Class I shares is not shown and would be different from the performance of Classes A and D due to different expenses.

    ** The Lehman Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.

   *** The 45/15/40 Blended Benchmark consists of the S&P 500 Index, the MSCI EAFE Index and the Lehman Aggregate Bond Index.


--------------------------------------------------------------------------------
4                    SEI Asset Allocation Trust / Annual Report / March 31, 2006

DIVERSIFIED MODERATE GROWTH FUND

OBJECTIVES

The Diversified Moderate Growth Fund (the "Fund") seeks to provide long-term appreciation of capital with a limited level of current income.

STRATEGY

The Fund includes significant allocations to both equity and fixed income funds, including a non-U.S. equity fund. It is a medium-risk fund which is appropriate for investors with an intermediate time horizon of 5 to 15 years.

The equity component of the Fund provides the opportunity for long-term capital appreciation. The Fund's allocation to U.S. equity funds includes investments in both large cap funds and small cap funds, and provides exposure to distinct styles of equity fund management to lower the risks inherent in any one particular management style. The allocation to small cap stock funds provides additional diversification and enhanced returns over the longer term. In addition, under normal conditions, a portion of the Fund is allocated to a non-U.S. equity fund which provides further diversification and enhanced returns over the longer term.

Under normal conditions, a sizeable portion of the Fund is allocated to the SIMT Core Fixed Income Fund to provide current income and a moderating effect on the volatility of returns. The Fund may invest in the international fixed income and the emerging country debt funds. The remainder of the Fund is allocated to a money market fund, providing liquidity and facilitating transactions.

ANALYSIS

The Fund's Class A returned 11.41% for the fiscal year ended March 31, 2006. One of the primary determinants of performance came from the Fund's large cap exposure. Until December, this was represented by the SIMT Large Cap Growth and SIMT Large Cap Value Funds, which returned 12.45% and 6.98%, respectively, for the 9 month period ended 12/31/05. In December, these funds were replaced by the SIMT Large Cap Diversified Alpha Fund, which returned 4.77% for the 3 months ended 3/31/06. Overall, stocks performed well for the year, despite international turmoil, several natural disasters, and rising oil prices. Detracting from performance was the Fund's allocation to the SIMT Core Fixed Income Fund, which returned 2.08% for the year. During the year, the Fed tightened short term interest rates, raising the Fed Funds rate eight times in 25bps increments. Small cap stocks performed extremely well for the year, outpacing large caps. The Funds relatively small exposure to small caps was beneficial to performance, with the SIMT Small Cap Growth Fund up 29.02% for the year, while the SIMT Small Cap Value Fund returned 20.78%. Positions in developed international equities also contributed, as the SIT International Equity Fund posted a return of 25.32%.

DIVERSIFIED MODERATE GROWTH FUND

AVERAGE ANNUAL TOTAL RETURN(1)
--------------------------------------------------------------------------------
                                          Annualized    Annualized    Annualized
                              One Year        3 Year        5 Year     Inception
                                Return        Return        Return       to Date
--------------------------------------------------------------------------------
Diversified Moderate
 Growth Fund, Class A           11.41%        13.80%         5.46%         7.00%
--------------------------------------------------------------------------------
Diversified Moderate
 Growth Fund, Class D           10.27%        12.65%         4.40%         5.90%
--------------------------------------------------------------------------------
Diversified Moderate
 Growth Fund, Class I+          11.14%        13.55%         5.28%         8.18%
--------------------------------------------------------------------------------

* Comparison of Change in the Value of a $150,000 Investment in the Diversified Moderate Growth Fund, Class A, versus the Lehman Aggregate Bond Index and the 48/12/40 Blended Benchmark

[BAR CHART OMITTED]
PLOT POINTS ARE AS FOLLOWS:

              Diversified
                Moderate
              Growth Fund,                48/12/40             Lehman Aggregate
                Class A              Blended Benchmark***         Bond Index**
6/10/96        $150,000                  $150,000                  $150,000
3/31/97         160,512                   164,502                   159,070
3/31/98         207,189                   212,750                   178,158
3/31/99         225,567                   239,748                   189,703
3/31/00         259,380                   269,429                   193,269
3/31/01         223,196                   243,348                   217,486
3/31/02         224,156                   247,218                   229,100
3/31/03         197,571                   219,925                   255,881
3/31/04         248,702                   274,686                   269,699
3/31/05         261,361                   289,821                   272,828
3/31/06         291,183                   316,978                   278,993

* Comparison of Change in the Value of a $150,000 Investment in the Diversified Moderate Growth Fund, Class D, versus the Lehman Aggregate Bond Index and the 48/12/40 Blended Benchmark

[BAR CHART OMITTED]
PLOT POINTS ARE AS FOLLOWS:

              Diversified
               Moderate
              Growth Fund,               48/12/40              Lehman Aggregate
                Class D              Blended Benchmark***         Bond Index**
5/30/96        $150,000                  $150,000                  $150,000
3/31/97         158,572                   164,465                   158,569
3/31/98         202,956                   212,702                   177,597
3/31/99         218,604                   239,694                   189,106
3/31/00         249,209                   269,368                   192,661
3/31/01         212,451                   243,293                   216,801
3/31/02         211,091                   247,162                   228,379
3/31/03         184,303                   219,875                   255,076
3/31/04         229,587                   274,624                   268,850
3/31/05         238,954                   289,756                   271,969
3/31/06         263,494                   316,906                   278,115

   (1) For the period ended March 31, 2006. Past performance is no indication of future performance. The performance of Class D shares may be lower than the performance of Class A shares because of different distribution fees paid by Class D shareholders. Class A shares were offered beginning June 10, 1996 and Class D shares were offered beginning May 30, 1996. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and the redemption of Fund shares.

     + Class I Shares performance for the period prior to June 28, 2002, reflects the performance of the Class A Shares. The performance of the Class A Shares has not been adjusted to reflect the higher administrative service fees applicable to the Class I Shares. If it had, performance would have been lower than shown.

     * These graphs show performance for Class A and Class D shares only. The performance of Class I shares is not shown and would be different from the performance of Classes A and D due to different expenses.

    ** The Lehman Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.

   *** The 48/12/40 Blended Benchmark consists of the S&P 500 Index, the MSCI EAFE Index and the Lehman Aggregate Bond Index.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2006                    5

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI ASSET ALLOCATION TRUST -- MARCH 31, 2006

DIVERSIFIED GLOBAL GROWTH FUND

OBJECTIVES

The Diversified Global Growth Fund (the "Fund") seeks long-term capital appreciation.

STRATEGY

The majority of the Fund is allocated to equity funds, including exposure to non-U.S. equities. There may be a modest allocation to fixed income funds. Because of its commitment to equities, the Fund is appropriate for investors with a longer time horizon of 10 to 20 years.

The domestic equity portion of the Fund invests primarily in large and some small-cap funds, and provides exposure to distinct styles of equity fund management to lower the risks inherent in any one particular management style. Diversification is further enhanced through exposure to international and emerging markets funds.

The fixed income component invests in a fund consisting primarily of U.S. investment grade bonds with maturities of 30 years or less. Additionally, exposure to the SIMT High Yield Bond Fund provides added diversification and opportunity for enhanced return. The Fund may invest in the international fixed income and the emerging country debt funds. The remainder of the Fund is allocated to a money market fund, providing liquidity and facilitating transactions.

ANALYSIS

The Fund's Class A returned 15.81% for the fiscal year ended March 31, 2006. One of the primary determinants of performance came from the Fund's large cap exposure. Until December, this was represented by the SIMT Large Cap Growth and SIMT Large Cap Value Funds, which returned 12.45% and 6.98%, respectively, for the 9 month period ended 12/31/05. In December, these funds were replaced by the SIMT Large Cap Diversified Alpha Fund, which returned 4.77% for the 3 months ended 3/31/06. Overall, stocks performed well for the year, despite international turmoil, several natural disasters, and rising oil prices. Detracting from performance was the Fund's allocation to the SIMT Core Fixed Income Fund, which returned 2.08% for the year. During the year, the Fed tightened short term interest rates, raising the Fed Funds rate eight times in 25bps increments and investment grade bond suffered as a result. International Markets outperformed domestic markets for the year. Positions in developed international equities contributed to Fund performance, as the SIT International Equity Fund posted a return of 25.32%. Small cap stocks performed extremely well for the year, outpacing large caps. The Funds relatively small exposure to small caps was beneficial as the SIMT Small Cap Growth Fund was up 29.02% for the year, while the SIMT Small Cap Value Fund returned 20.78%.

DIVERSIFIED GLOBAL GROWTH FUND

AVERAGE ANNUAL TOTAL RETURN(1)
--------------------------------------------------------------------------------
                                          Annualized    Annualized    Annualized
                              One Year        3 Year        5 Year     Inception
                                Return        Return        Return       to Date
--------------------------------------------------------------------------------
Diversified Global
 Growth Fund, Class A           15.81%        18.53%         6.33%         7.04%
--------------------------------------------------------------------------------
Diversified Global
 Growth Fund, Class D           14.69%        17.33%         5.25%         5.89%
--------------------------------------------------------------------------------
Diversified Global
 Growth Fund, Class I+          15.63%        18.24%         6.16%        12.93%
--------------------------------------------------------------------------------

* Comparison of Change in the Value of a $150,000 Investment in the Diversified Global Growth Fund, Class A, versus the S&P 500 Index, the Lehman Aggregate Bond Index, the MSCI EAFE Index and the 60/20/20 Blended Benchmark

[BAR CHART OMITTED]
PLOT POINTS ARE AS FOLLOWS:

               Diversified
                 Global        60/20/20                       Lehman
              Growth Fund,     Blended         MSCI EAFE     Aggregate
                Class A     Benchmark*****     Index****    Bond Index***  S&P 500 Index**
6/13/96        $150,000        $150,000       $150,000        $150,000       $150,000
3/31/97         162,153         165,876        151,504         159,211        172,795
3/31/98         211,414         222,739        179,699         178,316        255,736
3/31/99         221,203         253,811        190,589         189,871        302,945
3/31/00         273,540         294,928        238,408         193,440        357,293
3/31/01         214,975         246,413        176,755         217,678        279,832
3/31/02         217,490         245,772        161,731         229,303        280,504
3/31/03         175,514         201,951        124,161         256,108        211,051
3/31/04         236,120         268,191        195,603         269,938        285,172
3/31/05         252,388         287,661        225,061         273,069        304,250
3/31/06         292,291         322,986        279,999         279,240        339,938

* Comparison of Change in the Value of a $150,000 Investment in the Diversified Global Growth Fund, Class D, versus the S&P 500 Index, the Lehman Aggregate Bond Index, the MSCI EAFE Index and the 60/20/20 Blended Benchmark

[BAR CHART OMITTED]
PLOT POINTS ARE AS FOLLOWS:


               Diversified
                 Global        60/20/20                       Lehman
              Growth Fund,     Blended         MSCI EAFE     Aggregate
                Class D     Benchmark*****     Index****    Bond Index***  S&P 500 Index**
5/30/96        $150,000        $150,000       $150,000        $150,000       $150,000
3/31/97         160,043         165,492        150,665         158,569        172,674
3/31/98         206,808         222,222        178,704         177,597        255,558
3/31/99         214,046         253,222        189,533         189,106        302,734
3/31/00         261,971         294,244        237,087         192,661        357,044
3/31/01         203,970         245,841        175,777         216,801        279,637
3/31/02         204,154         245,202        160,836         228,379        280,308
3/31/03         163,119         201,482        123,473         255,076        210,904
3/31/04         217,242         267,568        194,520         268,850        284,973
3/31/05         229,755         286,994        223,815         271,969        304,038
3/31/06         263,506         322,237        278,448         278,115        339,702

   (1) For the period ended March 31, 2006. Past performance is no indication of future performance. The performance of Class D shares may be lower than the performance of Class A shares because of different distribution fees paid by Class D shareholders. Class A shares were offered beginning June 13, 1996 and Class D shares were offered beginning May 30, 1996. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

     + Class I Shares performance for the period prior to July 31, 2002, reflects the performance of the Class A Shares. The performance of the Class A Shares has not been adjusted to reflect the higher administrative service fees applicable to the Class I Shares. If it had, performance would have been lower than shown.

     * These graphs show performance for Class A and Class D shares only. The performance of Class I shares is not shown and would be different from the performance of Classes A and D due to different expenses.

    ** The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Fund has changed primary benchmarks from the Lehman Aggregate Bond Index to the S&P 500 Index because it more accurately reflects the investment strategy of the Fund.

   *** The Lehman Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.

  **** The MSCI EAFE Index a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australasia and the Far East.

 ***** The 60/20/20 Blended Benchmark consists of the S&P 500 Index, the MSCI EAFE Index and the Lehman Aggregate Bond Index.


--------------------------------------------------------------------------------
6                    SEI Asset Allocation Trust / Annual Report / March 31, 2006

DIVERSIFIED GLOBAL STOCK FUND

OBJECTIVES

The Diversified Global Stock Fund (the "Fund") seeks long-term capital appreciation through a diversified global equity strategy.

STRATEGY

The Fund invests almost exclusively in U.S. and non-U.S. equity funds. Because of this Fund's commitment to equities, it is suitable for investors with longer time horizons, who can withstand a high level of principal volatility.

The Fund is invested in both large cap and small cap funds, and provides exposure to distinct styles of equity fund management. Equity styles go in and out of favor over market cycles, and diversification across these styles provides broad market exposure without a bias towards specific sectors and industries, thereby reducing the volatility of returns. While the allocation to small cap funds is smaller than the large cap allocation, the small cap exposure provides additional diversification and enhanced returns. The remainder of the Fund is allocated to a money market fund, providing liquidity and facilitating transactions.

ANALYSIS

The Fund's Class A returned 18.75% for the fiscal year ended March 31, 2006. One of the primary determinants of performance came from large cap exposure. Until December, this was represented by the SIMT Large Cap Growth and SIMT Large Cap Value Funds, which returned 12.45% and 6.98%, respectively, for the 9 month period ended 12/31/05. In December, these funds were replaced by the SIMT Large Cap Diversified Alpha Fund, which returned 4.77% for the 3 months ended 3/31/06. Overall, stocks performed well for the year, despite international turmoil, several natural disasters, and rising oil prices. International Markets outperformed domestic markets for the year. Positions in developed international equities contributed to Fund performance, as the SIT International Equity Fund posted a return of 25.32%. Small cap stocks performed extremely well for the year, outpacing large caps. The Funds relatively small exposure to small caps was beneficial as the SIMT Small Cap Growth Fund was up 29.02% for the year, while the SIMT Small Cap Value Fund returned 20.78%.

DIVERSIFIED GLOBAL STOCK FUND

AVERAGE ANNUAL TOTAL RETURN(1)
--------------------------------------------------------------------------------
                                          Annualized    Annualized    Annualized
                              One Year        3 Year        5 Year     Inception
                                Return        Return        Return       to Date
--------------------------------------------------------------------------------
Diversified Global Stock
 Fund, Class A                  18.75%        21.78%         5.95%         6.34%
--------------------------------------------------------------------------------
Diversified Global Stock
 Fund, Class D                  17.53%        20.57%         4.88%         5.26%
--------------------------------------------------------------------------------
Diversified Global Stock
 Fund, Class I+                 18.40%        21.40%         5.74%        14.08%
--------------------------------------------------------------------------------

* Comparison of Change in the Value of a $150,000 Investment in the Diversified Global Stock Fund, Class A, versus the S&P 500 Index, the MSCI EAFE Index and the 75/25 Blended Benchmark

[BAR CHART OMITTED]
PLOT POINTS ARE AS FOLLOWS:


         Diversified Global     75/25
              Stock Fund,      Blended           MSCI
                Class A       Benchmark****   EAFE Index***   S&P 500 Index**
12/5/96        $150,000        $150,000       $150,000          $150,000
3/31/97         151,015         151,555        148,510           152,353
3/31/98         203,417         212,495        176,148           225,483
3/31/99         212,001         245,177        186,822           267,107
3/31/00         273,439         293,820        233,696           315,026
3/31/01         199,091         227,182        173,262           246,728
3/31/02         199,190         222,775        158,535           247,321
3/31/03         147,182         168,618        121,707           186,084
3/31/04         207,997         236,824        191,738           251,437
3/31/05         223,847         257,546        220,613           268,258
3/31/06         265,818         295,792        274,465           299,724

* Comparison of Change in the Value of a $150,000 Investment in the Diversified Global Stock Fund, Class D, versus the S&P 500 Index, the MSCI EAFE Index and the 75/25 Blended Benchmark

[BAR CHART OMITTED]
PLOT POINTS ARE AS FOLLOWS:


          Diversified Global         75/25
              Stock Fund,           Blended
                Class D            Benchmark****    MSCI EAFE Index***    S&P 500 Index**
12/05/96       $150,000             $150,000           $150,000              $150,000
3/31/97         150,470              151,856            146,487               153,462
3/31/98         200,696              212,918            173,748               227,124
3/31/99         207,179              245,665            184,277               269,051
3/31/00         264,319              294,405            230,513               317,319
3/31/01         190,547              227,634            170,902               248,524
3/31/02         188,528              223,218            156,375               249,121
3/31/03         137,927              168,953            120,049               187,438
3/31/04         193,015              237,295            189,126               253,267
3/31/05         205,696              258,058            217,608               270,210
3/31/06         241,754              296,380            270,726               301,906

   (1) For the period ended March 31, 2006. Past performance is no indication of future performance. The performance of Class D shares may be lower than the performance of Class A shares because of different distribution fees paid by Class D shareholders. Class A shares were offered beginning December 9, 1996 and Class D shares were offered beginning December 5, 1996. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and the redemption of Fund shares.

     + Class I Shares performance for the period prior to July 31, 2002, reflects the performance of the Class A Shares. The performance of the Class A Shares has not been adjusted to reflect the higher administrative service fees applicable to the Class I Shares. If it had, performance would have been lower than shown.

     * These graphs show performance for Class A and Class D shares only. The performance of Class I shares is not shown and would be different from the performance of Classes A and D due to different expenses.

    ** The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Fund has changed primary benchmarks from the MSCI EAFE Index to the S&P 500 Index because it more accurately reflects the investment strategy of the Fund.

   *** The MSCI EAFE Index a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australasia and the Far East.

  **** The 75/25 Blended Benchmark consists of the S&P 500 Index and the MSCI EAFE Index.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2006                    7

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI ASSET ALLOCATION TRUST -- MARCH 31, 2006

DIVERSIFIED U.S. STOCK FUND

OBJECTIVES

The Diversified U.S. Stock Fund (the "Fund") seeks long-term capital appreciation through a diversified domestic equity strategy.

STRATEGY

The Fund invests almost exclusively in U.S. equity funds. Because of this Fund's commitment to equities, it is suitable for investors with longer time horizons, who can withstand a high level of principal volatility.

The Fund is invested in both large cap and small cap funds, and provides exposure to distinct styles of equity fund management. Equity styles go in and out of favor over market cycles, and diversification across these styles provides broad market exposure without a bias towards specific sectors and industries, thereby reducing the volatility of returns. While the allocation to small cap funds is smaller than the large cap allocation, the small cap exposure provides additional diversification and enhanced returns. The remainder of the Fund is allocated to a money market fund, providing liquidity and facilitating transactions.

ANALYSIS

The Fund's Class A returned 16.10% for the fiscal year ended March 31, 2006. The Fund's large cap exposure was the primary determinant of performance. Until December, this was represented by the SIMT Large Cap Growth and SIMT Large Cap Value Funds, which returned 12.45% and 6.98%, respectively, for the 9 month period ended 12/31/05. In December, these funds were replaced by the SIMT Large Cap Diversified Alpha Fund, which returned 4.77% for the 3 months ended 3/31/06. Overall, stocks performed well for the year, despite international turmoil, several natural disasters, and rising oil prices. Small cap stocks performed extremely well for the year, outpacing large caps. The Fund's exposure to small caps was beneficial to performance, with the SIMT Small Cap Growth Fund up 29.02% for the year, while the SIMT Small Cap Value Fund returned 20.78%.

DIVERSIFIED U.S. STOCK FUND

AVERAGE ANNUAL TOTAL RETURN(1)
--------------------------------------------------------------------------------
                                          Annualized    Annualized    Annualized
                              One Year        3 Year        5 Year     Inception
                                Return        Return        Return       to Date
--------------------------------------------------------------------------------
Diversified U.S. Stock
 Fund, Class A                  16.10%        18.95%         4.79%         7.93%
--------------------------------------------------------------------------------
Diversified U.S. Stock
 Fund, Class D                  14.91%        17.70%         3.69%         6.84%
--------------------------------------------------------------------------------
Diversified U.S. Stock
 Fund, Class I+                 15.78%        18.60%         4.60%        13.67%
--------------------------------------------------------------------------------

* Comparison of Change in the Value of a $150,000 Investment in the Diversified U.S. Stock Fund, Class A, versus the S&P 500 Index

[BAR CHART OMITTED]
PLOT POINTS ARE AS FOLLOWS:

                   Diversified
                 U.S. Stock Fund,
                     Class A              S&P 500 Index**
5/30/96             $150,000                $150,000
3/31/97              167,016                 174,936
3/31/98              251,191                 258,905
3/31/99              274,628                 306,699
3/31/00              335,458                 361,721
3/31/01              252,465                 283,300
3/31/02              255,394                 283,980
3/31/03              189,553                 213,667
3/31/04              260,143                 288,706
3/31/05              274,763                 308,021
3/31/06              319,000                 344,152

* Comparison of Change in the Value of a $150,000 Investment in the Diversified U.S. Stock Fund, Class D, versus the S&P 500 Index

[BAR CHART OMITTED]
PLOT POINTS ARE AS FOLLOWS:

                   Diversified
                  U.S. Stock Fund,
                     Class D              S&P 500 Index**
7/01/96             $150,000                $150,000
3/31/97              164,169                 170,653
3/31/98              244,381                 252,566
3/31/99              264,372                 299,190
3/31/00              319,837                 352,864
3/31/01              238,438                 276,363
3/31/02              238,510                 277,026
3/31/03              175,305                 208,435
3/31/04              237,854                 281,637
3/31/05              248,723                 300,479
3/31/06              285,808                 335,725

   (1) For the period ended March 31, 2006. Past performance is no indication of future performance. The performance of Class D shares may be lower than the performance of Class A shares because of different distribution fees paid by Class D shareholders. Class A shares were offered beginning May 13, 1996 and Class D shares were offered beginning July 1, 1996. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

     + Class I Shares performance for the period prior to September 4, 2002, reflects the performance of the Class A Shares. The performance of the Class A Shares has not been adjusted to reflect the higher administrative service fees applicable to the Class I Shares. If it had, performance would have been lower than shown.

     * These graphs show performance for Class A and Class D shares only. The performance of Class I shares is not shown and would be different from the performance of Classes A and D due to different expenses.

    ** The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.


--------------------------------------------------------------------------------
8                    SEI Asset Allocation Trust / Annual Report / March 31, 2006

DEFENSIVE STRATEGY FUND

OBJECTIVES

The Defensive Strategy Fund (the "Fund") seeks to manage risk of loss while providing current income and opportunity for limited capital appreciation.

STRATEGY

The fixed income component of the Fund provides current income. Under normal conditions, a significant portion of the Fund's assets are allocated to the SEI Daily Income Trust ("SDIT") Ultra Short Bond Fund, which invests in short term fixed income securities. Moderate allocations to the SIMT Core Fixed Income Fund and SIMT High Yield Bond Fund provide additional current income. The Fund may invest in the SIT International Fixed Income Fund, though it is not currently so invested.

Under normal conditions, a portion of the Fund is allocated to domestic equity funds. While the equity allocation emphasizes the SIMT U.S. Managed Volatility Fund to provide risk-controlled exposure to the broad U.S. equity market, there is some exposure to funds with diversifying and income producing asset classes such as real estate investment trusts may also be in the Fund. The Fund may invest in the SIT Emerging Markets Debt Fund, though it is not currently so invested.

ANALYSIS

The Fund's Class A returned 5.81% for the fiscal year ended March 31, 2006. An allocation to REITs helped drive performance, as the asset class returned more than 40% for the year, and the SIMT Real Estate Fund outperformed its benchmark by more than 300 basis points. The Fund's allocation to U.S. large cap stocks via the SIMT U.S. Managed Volatility Fund was also a positive contributor to returns, as the equity markets enjoyed a strong year overall. The SDIT Ultra Short Bond Fund, the largest component of the strategy, returned 2.99%. The Fund's smaller allocation to the SIMT Core Fixed Income Fund detracted from performance, returning 2.08% for the period. Performance of the fixed income markets was affected by the Federal Reserve's continued tightening of short term interest rates. During the year, the Fed raised rates eight times in 25 bps increments. High yield bonds, however, contributed to performance, as the SIMT High Yield Bond Fund returned 6.51%.

DEFENSIVE STRATEGY FUND

AVERAGE ANNUAL TOTAL RETURN(1)
--------------------------------------------------------------------------------
                                                                      Annualized
                                                          One Year     Inception
                                                            Return       to Date
--------------------------------------------------------------------------------
Defensive Strategy
 Fund, Class A                                               5.81%         5.14%
--------------------------------------------------------------------------------
Defensive Strategy
 Fund, Class I(2)                                            5.74%         5.62%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $100,000 Investment in the Defensive Strategy Allocation Fund, Class A and Class I, versus the S&P 500 Index, Lehman Aggregate Bond Index and the Merrill Lynch 3-Month U.S. Treasury Bill Index

[BAR CHART OMITTED]
PLOT POINTS ARE AS FOLLOWS:

                Defensive         Defensive                             Lehman
               Strategy Fund,    Strategy Fund,                        Aggregate        Merrill Lynch 3-Month
                 Class A           Class I         S&P 500 Index*     Bond Index**    U.S. Treasury Bill Index***
11/14/03        $100,000          $100,000           $100,000          $100,000               $100,000
3/31/04          102,902           103,004            108,577           103,109                100,361
3/31/05          106,441           107,649            115,841           104,305                102,037
3/31/06          112,626           113,829            129,429           106,662                105,638

   (1) For the period ended March 31, 2006. Past performance is no indication of future performance. Class A and Class I shares were offered beginning November 14, 2003. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

   (2) Class I shares have not been marketed and have a limited number of shares outstanding. The total return in Class I exceeds Class A due to rounding.

     * The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries

    ** The Lehman Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.

   *** The Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged index of treasury securities that assumes reinvestment of all income.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2006                    9

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI ASSET ALLOCATION TRUST -- MARCH 31, 2006

TM DEFENSIVE STRATEGY ALLOCATION FUND

OBJECTIVES

The TM Defensive Strategy Allocation Fund (the "Fund") seeks to generate investment income while providing opportunity for capital appreciation.

STRATEGY

Under normal conditions, a portion of the Fund is allocated to domestic equity funds. While the equity allocation emphasizes the SIMT U.S. Managed Volatility Fund to provide risk-controlled exposure to the broad U.S. equity market, there is some exposure to funds with diversifying and income producing asset classes such as real estate investment trusts or international and emerging equities.

ANALYSIS

The Fund's Class A returned 15.10% for the fiscal year ended March 31, 2006. An allocation to REITs helped drive performance, as the asset class returned more than 40% for the year, and the SIMT Real Estate Fund outperformed its benchmark by more than 300 basis points. The Fund's allocation to U.S. large cap stocks via the SIMT U.S. Managed Volatility Fund was also a positive contributor to returns, as the equity markets enjoyed a strong year overall. Performance of the fixed income markets was affected by the Federal Reserve's continued tightening of short term interest rates, as the Fed raised the Fed Funds rate eight times in 25 bps increments. Rounding out performance was the SIMT High Yield Bond Fund, which underperformed its benchmark, returning 6.51%.

TM DEFENSIVE STRATEGY ALLOCATION FUND

AVERAGE ANNUAL TOTAL RETURN(1)
--------------------------------------------------------------------------------
                                                                      Annualized
                                                          One Year     Inception
                                                            Return       to Date
--------------------------------------------------------------------------------
TM Defensive Strategy
 Allocation Fund, Class A                                   15.10%         8.43%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $100,000 Investment in the TM Defensive Strategy Allocation Fund, Class A, versus the S&P 500 Index and the Lehman Aggregate Bond Index

[BAR CHART OMITTED]
PLOT POINTS ARE AS FOLLOWS:

           TM Defensive Strategy
            Allocation Fund,                                Lehman Aggregate
                Class A             S&P 500 Index*             Bond Index**
11/14/30       $100,000               $100,000                 100,000
3/31/04         102,094                108,577                 103,109
3/31/05         105,249                115,841                 104,305
3/31/06         121,141                129,429                 106,662

   (1) For the period ended March 31, 2006. Past performance is no indication of future performance. Class A shares were offered beginning November 14, 2003. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

     * The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

    ** The Lehman Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.


--------------------------------------------------------------------------------
10                   SEI Asset Allocation Trust / Annual Report / March 31, 2006

CONSERVATIVE STRATEGY FUND

OBJECTIVES

The Conservative Strategy Fund (the "Fund") seeks to manage risk of loss while providing the opportunity for modest capital appreciation.

STRATEGY

Investments in the Fund are chosen to grow assets subject to maintaining a particular level of stability. Stability is expressed as a targeted range for growth. The upper boundary of the range is the portfolio's highest historic value and increases over time as new highs are reached. The lower boundary of the range is 20% below the portfolio's highest historic value. Therefore, the strategy is designed to limit the risk of losing more than 20% from its highest historic value. The design of the strategy makes it particularly applicable to investors with required objectives and current goals.

The fixed income component of the Fund provides current income. Under normal conditions, a significant portion of the Fund's assets are allocated to the SDIT Ultra Short Bond Fund, which invests in short term fixed income securities. Moderate allocations to the SIMT Core Fixed Income Fund and the SIMT High Yield Bond Fund provide additional current income. Under normal conditions, a portion of the Fund is allocated to domestic equity funds. While the equity allocation emphasizes the SIMT U.S. Managed Volatility Fund to provide risk-controlled exposure to the broad U.S. equity market, some exposure to diversifying and income producing asset classes such as real estate investment trusts may also be in the Fund.

ANALYSIS

The Fund's Class A returned 8.72% for the fiscal year ended March 31, 2006. An allocation to REITs helped drive performance, as the asset class returned more than 40% for the year. The Fund's allocation to U.S. large cap stocks via the SIMT U.S. Managed Volatility Fund was also a positive contributor to returns, as the equity markets enjoyed a strong year overall. The SDIT Ultra Short Bond Fund, the largest component of the strategy, detracted from performance, returning 2.99%. The Fund's smaller allocation to the SIMT Core Fixed Income Fund also detracted from performance, returning 2.08% for the period. Performance of the fixed income markets was affected by the Federal Reserve's continued tightening of short term interest rates. During the year, the Fed raised rates eight times in 25 bps increments. Rounding out performance was the SIMT High Yield Bond Fund, which underperformed its benchmark, returning 6.51%.

CONSERVATIVE STRATEGY FUND

AVERAGE ANNUAL TOTAL RETURN(1)
--------------------------------------------------------------------------------
                                                                      Annualized
                                                          One Year     Inception
                                                            Return       to Date
--------------------------------------------------------------------------------
Conservative Strategy
 Fund, Class A                                               8.72%         7.69%
--------------------------------------------------------------------------------
Conservative  Strategy
 Fund, Class I(2)                                            8.79%         8.30%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $100,000 Investment in the Conservative Strategy Fund, Class A and Class I, versus the S&P 500 Index, Lehman Aggregate Bond Index and the Merrill Lynch 3-Month U.S. Treasury Bill Index

[BAR CHART OMITTED]
PLOT POINTS ARE AS FOLLOWS:

                                                                                         Merrill Lynch
                   Conservative      Conservative                           Lehman          3-Month
                  Strategy Fund,    Strategy Fund,                        Aggregate      U.S. Treasury
                     Class A           Class I         S&P 500 Index*     Bond Index**   Bill Index***
11/14/03             $100,000          $100,000          $100,000         $100,000        $100,000
3/31/04               104,300           104,600           108,577          103,109         100,361
3/31/05               109,640           111,054           115,841          104,305         102,037
3/31/06               119,201           120,815           129,429          106,662         105,638

   (1) For the period ended March 31, 2006. Past performance is no indication of future performance. Class A and Class I shares were offered beginning November 14, 2003. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

   (2) Class I shares have not been marketed and have a limited number of shares outstanding. The total return in Class I exceeds Class A due to rounding.

     * The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

    ** The Lehman Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.

   *** The Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged index of treasury securities that assumes reinvestment of all income.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2006                   11

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI ASSET ALLOCATION TRUST -- MARCH 31, 2006

TM CONSERVATIVE STRATEGY ALLOCATION FUND

OBJECTIVES

The TM Conservative Strategy Allocation Fund (the "Fund") seeks to generate investment income while providing opportunity for capital appreciation.

STRATEGY

Under normal conditions, a portion of the Fund is allocated to domestic equity funds. While the equity allocation emphasizes the SIMT U.S. Managed Volatility Fund to provide risk-controlled exposure to the broad U.S. equity market, there is some exposure to funds with diversifying and income producing asset classes such as real estate investment trusts or international and emerging equities may also be in the Fund.

ANALYSIS

The Fund's Class A returned 16.29% for the fiscal year ended March 31, 2006. An allocation to REITs helped drive performance, as the asset class returned more than 40% for the year, and the SIMT Real Estate Fund outperformed its benchmark by more than 300 basis points. The Fund's allocation to US large cap stocks via the SIMT U.S. Managed Volatility Fund and was also positive contributors to returns, as the equity markets enjoyed a strong year overall. Performance of the fixed income markets was affected by the Federal Reserve's continued tightening of short term interest rates, as the Fed raised the Fed Funds rate eight times in 25 bps increments. Rounding out performance was the SIMT High Yield Bond Fund, which underperformed its benchmark, returning 6.51%.

TM CONSERVATIVE STRATEGY ALLOCATION FUND

AVERAGE ANNUAL TOTAL RETURN(1)
--------------------------------------------------------------------------------
                                                                      Annualized
                                                          One Year     Inception
                                                            Return       to Date
--------------------------------------------------------------------------------
TM Conservative Strategy
 Allocation Fund, Class A                                   16.29%        10.91%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $100,000 Investment in the TM Conservative Strategy Allocation Fund, Class A, versus the S&P 500 Index and the Lehman Aggregate Bond Index

[BAR CHART OMITTED]
PLOT POINTS ARE AS FOLLOWS:

                Allocation Fund,                           Lehman Aggregate
                     Class A            S&P 500 Index          Bond Index
11/14/03            $100,000              $100,000             $100,000
3/31/04              104,498               108,577              103,109
3/31/05              109,911               115,841              104,305
3/31/06              127,816               129,429              106,662

   (1) For the period ended March 31, 2006. Past performance is no indication of future performance. Class A shares were offered beginning November 14, 2003. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

     * The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

    ** The Lehman Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.


--------------------------------------------------------------------------------
12                   SEI Asset Allocation Trust / Annual Report / March 31, 2006

MODERATE STRATEGY FUND

OBJECTIVES

The Moderate Strategy Fund (the "Fund") seeks capital appreciation while managing the risk of loss.

STRATEGY

Investments in the Fund are chosen to grow assets subject to maintaining a particular level of stability. Stability is expressed as a targeted range for growth. The upper boundary of the range is the portfolio's highest historic value and increases over time as new highs are reached. The lower boundary of the range is 30% below the portfolio's highest historic value. Therefore, the strategy is designed to limit the risk of losing more than 30% from its highest historic value. The design of the strategy makes it particularly applicable to investors with required objectives and current goals.

The fixed income component of the Fund provides current income. Under normal conditions, a portion of the Fund's assets are allocated to the SDIT Ultra Short Bond Fund, which invests in short-term fixed income securities. Allocations to the SIMT Core Fixed Income Fund and SIMT High Yield Bond Fund provide additional current income.

Under normal conditions, a majority of the Fund's equity portion is allocated to domestic equity funds. While the equity allocation emphasizes the SIMT U.S. Managed Volatility Fund to provide risk-controlled exposure to the broad U.S. equity market, smaller allocations to diversifying, return-enhancing and income-producing asset classes such as large cap value equity, large cap growth equity and real estate investment trusts are also included in the Fund. A small allocation to international equities provides further diversification in the Fund.

ANALYSIS

The Fund's Class A returned 10.89% for the fiscal year ended March 31, 2006. An allocation to REITs helped drive performance, as the asset class returned more than 40% for the year. The Fund's allocation to U.S. large cap and international stocks was also a positive contributor to returns, as the equity markets enjoyed a strong year overall. The SDIT Ultra Short Bond Fund, the largest component of the strategy, detracted from performance, returning 2.99%. The Fund's smaller allocation to the SIMT Core Fixed Income Fund also detracted from performance, returning 2.08% for the period. Performance of the fixed income markets was affected by the Federal Reserve's continued tightening of short term interest rates. During the year, the Fed raised rates eight times in 25 bps increments. Rounding out performance was the SIMT High Yield Bond Fund, which underperformed its benchmark, returning 6.51%.

MODERATE STRATEGY FUND

AVERAGE ANNUAL TOTAL RETURN(1)
--------------------------------------------------------------------------------
                                                                      Annualized
                                                          One Year     Inception
                                                            Return       to Date
--------------------------------------------------------------------------------
Moderate Strategy
 Fund, Class A                                              10.89%        10.26%
--------------------------------------------------------------------------------
Moderate Strategy
 Fund, Class I(2)                                           11.46%        11.12%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $100,000 Investment in the Moderate Strategy Fund, Class A and Class I, versus the S&P 500 Index, Lehman Aggregate Bond Index, MSCI EAFE Index and the Merrill Lynch 3-Month U.S. Treasury Bill Index

[BAR CHART OMITTED]
PLOT POINTS ARE AS FOLLOWS:


                                                                                                                    Merrill Lynch
                 Moderate           Moderate                                                                           3-Month
              Strategy Fund,     Strategy Fund,                           Lehman Aggregate        MSCI EAFE        U.S. Treasury
                  Class A            Class I         S&P 500 Index*         Bond Index**          Index***         Bill Index****
11/14/03         $100,000           $100,000            $100,000              $100,000            $100,000            $100,000
3/31/04           106,899            107,302             108,577               103,109             115,407             100,361
3/31/05           113,656            115,178             115,841               104,305             132,787             102,037
3/31/06           126,033            128,378             129,429               106,662             165,200             105,638

   (1) For the period ended March 31, 2006. Past performance is no indication of future performance. Class A and Class I shares were offered beginning November 14, 2003. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

   (2) Class I shares have not been marketed and have a limited number of shares outstanding. The total return in Class I exceeds Class A due to rounding.

     * The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

    ** The Lehman Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.

   *** The MSCI EAFE Index a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australasia and the Far East.

  **** The Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged index of treasury securities that assumes reinvestment of all income.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2006                   13

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI ASSET ALLOCATION TRUST -- MARCH 31, 2006

TM MODERATE STRATEGY ALLOCATION FUND

OBJECTIVES

The TM Moderate Strategy Allocation Fund (the "Fund") seeks to provide the opportunity for capital appreciation with some opportunity to generate income.

STRATEGY

Under normal conditions, a majority of the Fund's equity portion is allocated to domestic equity funds. While the equity allocation emphasizes the SIMT U.S. Managed Volatility Fund to provide risk-controlled exposure to the broad U.S. equity market, smaller allocations to tax-managed U.S. equity and real estate investment trusts are also included in the Fund. A small allocation to international equities provides further diversification in the Fund. Emerging equities and debt may also be used to provide for further diversification in the Fund.

ANALYSIS

The Fund's Class A returned 14.98% for the fiscal year ended March 31, 2006. An allocation to REITs helped drive performance, as the asset class returned more than 40% for the year, and the SIMT Real Estate Fund outperformed its benchmark by more than 300 basis points. Strong international equity markets also contributed as the SIT International Equity Strategy returned more than 25.00%. The Fund's allocation to U.S. large cap stocks via the SIMT U.S. Managed Volatility Fund was also a positive contributor to returns, as the equity markets enjoyed a strong year overall. Performance of the fixed income markets was affected by the Federal Reserve's continued tightening of short term interest rates, as the Fed raised the Fed Funds rate eight times in 25 bps increments. Rounding out performance was the SIMT High Yield Bond Fund, which underperformed its benchmark, returning 6.51%.

TM MODERATE STRATEGY ALLOCATION FUND

AVERAGE ANNUAL TOTAL RETURN(1)
--------------------------------------------------------------------------------
                                                                      Annualized
                                                          One Year     Inception
                                                            Return       to Date
--------------------------------------------------------------------------------
TM Moderate Strategy
 Allocation Fund, Class A                                   14.98%        11.15%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $100,000 Investment in the TM Moderate Strategy Allocation Fund, Class A, versus the S&P 500 Index, Lehman Aggregate Bond Index and MSCI EAFE Index

[BAR CHART OMITTED]
PLOT POINTS ARE AS FOLLOWS:

              TM Moderate Strategy
                Allocation Fund,                             Lehman Aggregate
                    Class A             S&P 500 Index*        Bond Index**           MSCI EAFE Index***
11/14/03           $100,000                $100,000             $100,000                  $100,000
3/31/04             105,800                 108,577              103,109                   115,407
3/31/05             111,735                 115,841              104,305                   132,787
3/31/06             128,473                 129,429              106,662                   165,200

   (1) For the period ended March 31, 2006. Past performance is no indication of future performance. Class A shares were offered beginning November 14, 2003. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

     * The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

    ** The Lehman Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.

   *** The MSCI EAFE Index a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australasia and the Far East.


--------------------------------------------------------------------------------
14                   SEI Asset Allocation Trust / Annual Report / March 31, 2006

AGGRESSIVE STRATEGY FUND

OBJECTIVES

The Aggressive Strategy Fund (the "Fund") seeks long-term capital appreciation.

STRATEGY

The Fund may be appropriate for long-term goals for which the investor is seeking growth without sensitivity to a particular type of risk. The strategy is primarily invested in equity funds, both domestic and international. Therefore, over time the strategy will capture the return premium provided by the global equity markets. Additional return premiums are targeted through allocations to high yield bond funds and emerging market debt funds, diversifying the sources of return.

Under normal conditions, a majority of the Fund's equity portion is allocated to U.S. equity funds. Style diversification through style-specific equity funds lowers the risks associated with any one particular management style. While the equity component of the Fund emphasizes large cap funds, exposure to small cap funds is included for diversification and enhanced returns over the long term. Allocations to developed and emerging international equities provide further diversification and are made on a capitalization-weighted basis.

ANALYSIS

The Fund's Class A returned 17.90% for the fiscal year ended March 31, 2006. Strong contributors to performance included the Fund's allocations to the SIT Emerging Markets Equity Fund, SIMT Small Cap Value Fund, and SIMT Small Cap Growth Fund, each of which produced returns greater than 20%. Growth outperformed value for the period in both large and small cap, and large caps trailed small caps by a wide margin. Until December, the SIMT Large Cap Growth and SIMT Large Cap Value Funds returned 12.45% and 6.98%, respectively, for the 9 month period ended 12/31/05. In December, these Funds were replaced by the SIMT Large Cap Diversified Alpha Fund, which returned 4.77% for the 3 months ended 3/31/06. While global fixed income markets were generally weak in the investment grade area due to rising interest rates, the Fund's allocations to the SIT Emerging Markets Debt Fund also contributed to performance, with above-benchmark returns of 17.65%. Emerging market equity was the best-performing asset class within the strategy, as evidenced by SIT Emerging Markets Equity Fund advancing 44.22%. Rounding out performance was the SIMT High Yield Bond Fund, which underperformed its benchmark, returning 6.51%.

AGGRESSIVE STRATEGY FUND

AVERAGE ANNUAL TOTAL RETURN(1)
--------------------------------------------------------------------------------
                                                                      Annualized
                                                          One Year     Inception
                                                            Return       to Date
--------------------------------------------------------------------------------
Aggressive Strategy
 Fund, Class A                                              17.90%        14.74%
--------------------------------------------------------------------------------
Aggressive Strategy
 Fund, Class I                                              17.16%        14.06%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $100,000 Investment in the Aggressive Strategy Fund, Class A and Class I, versus the S&P 500 Index and the MSCI EAFE Index

[BAR CHART OMITTED]
PLOT POINTS ARE AS FOLLOWS:

                   Aggressive           Aggressive
                 Strategy Fund,       Strategy Fund,
                     Class A              Class I          S&P 500 Index*       MSCI EAFE Index**
11/14/03            $100,000             $100,000             $100,000              $100,000
3/31/04              108,911              108,709              108,577               115,407
3/31/05              117,482              116,580              115,841               132,787
3/31/06              138,511              136,585              129,429               165,200

   (1) For the period ended March 31, 2006. Past performance is no indication of future performance. Class A and Class I shares were offered beginning November 14, 2003. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

     * The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

    ** The MSCI EAFE Index a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australasia and the Far East.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2006                   15

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI ASSET ALLOCATION TRUST -- MARCH 31, 2006

TAX-MANAGED AGGRESSIVE STRATEGY FUND

OBJECTIVES

The Tax-Managed Aggressive Strategy Fund (the "Fund") seeks long-term capital appreciation.

STRATEGY

The Fund may be appropriate for long-term goals for which the investor is seeking growth without sensitivity to a particular type of risk. The strategy is primarily invested in equity funds, both domestic and international. Therefore, over time the strategy will capture the return premium provided by the global equity markets. Additional return premiums are targeted through allocations to high yield bond funds and emerging market debt funds, diversifying the sources of return.

Under normal conditions, a majority of the Fund's equity portion is allocated to tax-managed U.S. equity funds. Style diversification through style-neutral equity funds lowers the risks associated with any one particular management style. While the equity component of the Fund emphasizes large cap funds, exposure to small cap funds is included for diversification and enhanced returns over the long term. Allocations to developed and emerging international equities provide further diversification and are made on a capitalization-weighted basis.

ANALYSIS

The Fund's Class A returned 17.35% for the fiscal year ended March 31, 2006. Strong contributors to performance included the Fund's allocations to the SIT Emerging Markets Equity Fund, and SIMT Tax-Managed Small Cap Fund, both of which produced returns greater than 20%. Growth outperformed value for the period in both large and small cap, and large caps trailed small caps by a wide margin. Still, the SIMT Tax-Managed Large Cap Fund returned 14.23%, beating the benchmark. While global fixed income markets were generally weak in the investment grade area due to rising interest rates, the Fund's allocations to emerging market debt also contributed to performance, with above-benchmark returns of 17.65%. Emerging market equity was the best-performing asset class within the strategy, as evidenced by SIT Emerging Markets Equity Fund advancing 44.22%. Rounding out performance was the SIMT High Yield Bond Fund, which underperformed its benchmark, returning 6.51%.

TAX-MANAGED AGGRESSIVE STRATEGY FUND

AVERAGE ANNUAL TOTAL RETURN(1)
--------------------------------------------------------------------------------
                                                                      Annualized
                                                          One Year     Inception
                                                            Return       to Date
--------------------------------------------------------------------------------
Tax-Managed Aggressive
 Strategy Fund, Class A                                     17.35%        14.53%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $100,000 Investment in the Tax-Managed Aggressive Strategy Fund, Class A, versus the S&P 500 Index and the MSCI EAFE Index

[BAR CHART OMITTED]
PLOT POINTS ARE AS FOLLOWS:

                  Tax-Managed
            Aggressive Strategy Fund,
                    Class A              S&P 500 Index*      MSCI EAFE Index**
11/14/03            $100,000                $100,000             $100,000
3/31/04              108,896                 108,577              115,407
3/31/05              117,499                 115,841              132,787
3/31/06              137,885                 129,429              165,200

   (1) For the period ended March 31, 2006. Past performance is no indication of future performance. Class A shares were offered beginning November 14, 2003. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

     * The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

    ** The MSCI EAFE Index a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australasia and the Far East.


--------------------------------------------------------------------------------
16                   SEI Asset Allocation Trust / Annual Report / March 31, 2006

CORE MARKET STRATEGY FUND

OBJECTIVES

The Core Market Strategy Fund (the "Fund") seeks capital appreciation while maintaining broad equity and fixed income market participation.

STRATEGY

Broad U.S. fixed income participation is maintained through an allocation to core U.S. fixed income funds, which is expected to comprise about 50% of the portfolio over time. Broad U.S. equity participation is maintained through style-neutral mandates in U.S. equity funds. Constrained allocations to other return-enhancing asset classes are used to maximize growth and provide additional diversification.

The fixed income component of the Fund invests in funds which invest in intermediate-term bonds to provide broad participation in the U.S. fixed income market. Additional allocations to high yield bonds and emerging market debt provide the opportunity for return enhancement and diversification in the fixed income market.

Under normal conditions, a majority of the Fund's equity portion is allocated to U.S. equity funds. Style diversification through style-specific equity funds lowers the risks associated with any one particular management style. While the equity component of the Fund emphasizes large cap funds, some exposure to small cap funds is included for diversification and enhanced returns over the long term. Allocations to developed and emerging international equities provide further diversification and are made on a capitalization-weighted basis.

ANALYSIS

The Fund's Class A returned 9.68% for the fiscal year ended March 31, 2006. Strong contributors to performance included the Fund's allocations to the SIT Emerging Markets Equity Fund, SIMT Small Cap Value Fund, and SIMT Small Cap Growth Fund, each of which produced returns greater than 20%. Growth outperformed value for the period in both large and small cap, and large caps trailed small caps by a wide margin. Until December, the SIMT Large Cap Growth and SIMT Large Cap Value Funds returned 12.45% and 6.98%, respectively, for the 9 month period ended 12/31/05. In December, these Funds were replaced by the SIMT Large Cap Diversified Alpha Fund, which returned 4.77% for the 3 months ended 3/31/06.. While global fixed income markets were generally weak in the investment grade area due to rising interest rates, the Fund's allocations to emerging market debt also contributed to performance, with above-benchmark returns of 17.65%. Emerging market equity was the best-performing asset class within the strategy, as evidenced by SIT Emerging Markets Equity Fund advancing 44.22%. Rounding out performance was the SIMT High Yield Bond Fund, which underperformed its benchmark, returning 6.51%.

CORE MARKET STRATEGY FUND

AVERAGE ANNUAL TOTAL RETURN(1)
--------------------------------------------------------------------------------
                                                                      Annualized
                                                          One Year     Inception
                                                            Return       to Date
--------------------------------------------------------------------------------
Core Market Strategy
 Fund, Class A                                               9.68%         8.63%
--------------------------------------------------------------------------------
Core Market Strategy
 Fund, Class I(2)                                           10.57%         9.63%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $100,000 Investment in the Core Market Strategy Fund, Class A and Class I, versus the S&P 500 Index, Lehman Aggregate Bond Index and the MSCI EAFE Index

[BAR CHART OMITTED]
PLOT POINTS ARE AS FOLLOWS:

            Core Market       Core Market
           Strategy Fund,    Strategy Fund,                       Lehman Aggregate
               Class A           Class I        S&P 500 Index*      Bond Index**       MSCI EAFE Index***
11/14/03      $100,000          $100,000           $100,,000          $100,000           $100,000
3/31/04        105,997           106,205            108,577            103,109            115,407
3/31/05        110,937           112,461            115,841            104,305            132,787
3/31/06        121,676           124,348            129,429            106,662            165,200

   (1) For the period ended March 31, 2006. Past performance is no indication of future performance. Class A and Class I shares were offered beginning November 14, 2003. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

   (2) Class I shares have not been marketed and have a limited number of shares outstanding. The total return in Class I exceeds Class A due to rounding.

     * The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

    ** The Lehman Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.

   *** The MSCI EAFE Index a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australasia and the Far East.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2006                   17

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI ASSET ALLOCATION TRUST -- MARCH 31, 2006

TM CORE MARKET STRATEGY ALLOCATION FUND

OBJECTIVES

The TM Core Market Strategy Allocation Fund (the "Fund") seeks to provide the opportunity for capital appreciation with some opportunity to generate income.

STRATEGY

Broad U.S. equity participation is maintained through tax-managed, style-neutral mandates in U.S. equity funds. Constrained allocations to other return-enhancing asset classes are used to maximize growth and provide additional diversification. Additional allocations to high yield bond funds and emerging market debt provide the opportunity for return enhancement and diversification in the fixed income market.

Under normal conditions, a majority of the Fund's equity portion is allocated to U.S. equity funds. Style diversification through tax- managed, style-neutral equity funds lowers the risks associated with any one particular management style. While the equity component of the Fund emphasizes large cap funds, some exposure to small cap funds is included for diversification and enhanced returns over the long term. Allocations to developed and emerging international equities provide further diversification and are made on a capitalization-weighted basis.

ANALYSIS

The Fund's Class A returned 17.29% for the fiscal year ended March 31, 2006. Strong contributors to performance included the Fund's allocations to the SIT Emerging Markets Equity Fund, and SIMT Tax-Managed Small Cap Fund, each of which produced returns greater than 20%. Growth outperformed value for the period in both large and small cap, and large caps trailed small caps by a wide margin. Still, the SIMT Tax-Managed Large Cap Fund returned 14.23%, beating the benchmark. While global fixed income markets were generally weak in the investment grade area due to rising interest rates, the Fund's allocations to SIT Emerging Markets Debt Fund also contributed to performance, with above-benchmark returns of 17.65%. Emerging market equity was the best-performing asset class within the strategy, as evidenced by SIT Emerging Markets Equity Fund advancing 44.22%. Rounding out performance was the SIMT High Yield Bond Fund, which underperformed its benchmark, returning 6.51%.

TM CORE MARKET STRATEGY ALLOCATION FUND

AVERAGE ANNUAL TOTAL RETURN(1)
--------------------------------------------------------------------------------
                                                                      Annualized
                                                          One Year     Inception
                                                            Return       to Date
--------------------------------------------------------------------------------
TM Core Market Strategy
 Allocation Fund, Class A                                   17.29%        11.88%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $100,000 Investment in the TM Core Market Strategy Allocation Fund, Class A, versus the S&P 500 Index, Lehman Aggregate Bond Index and MSCI EAFE Index

[BAR CHART OMITTED]
PLOT POINTS ARE AS FOLLOWS:

                   TM Core Market
             Strategy Allocation Fund,                     Lehman Aggregate
                     Class A             S&P 500 Index*      Bond Index**        MSCI EAFE Index***
11/14/03            $100,000                $100,000           $100,000               $100,000
3/31/04              105,411                 108,577            103,109                115,407
3/31/05              111,240                 115,841            104,305                132,787
3/31/06              130,474                 129,429            106,662                165,200

   (1) For the period ended March 31, 2006. Past performance is no indication of future performance. Class A shares were offered beginning November 14, 2003. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

     * The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

    ** The Lehman Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.

   *** The MSCI EAFE Index a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australasia and the Far East.


--------------------------------------------------------------------------------
18                   SEI Asset Allocation Trust / Annual Report / March 31, 2006

MARKET GROWTH STRATEGY FUND

OBJECTIVES

The Market Growth Strategy Fund (the "Fund") seeks capital appreciation while maintaining broad equity and fixed income market participation.

STRATEGY

Broad U.S. fixed income participation is maintained through an allocation to core U.S. fixed income funds, which is expected to comprise about 25% of the portfolio over time. Broad U.S. equity participation is maintained through style neutral mandates in U.S. equity funds. Constrained allocations to other return-enhancing asset classes are used to maximize growth and provide additional diversification.

The fixed income component of the Fund invests in funds which invest in intermediate-term bond funds to provide broad participation in the U.S. fixed income market. Additional allocations to high yield bond funds and emerging market debt funds provide the opportunity for return enhancement and diversification in the fixed income market.

Under normal conditions, a majority of the Fund's equity portion is allocated to U.S. equity funds. Style diversification through style-specific equity funds lowers the risks associated with any one particular management style. While the equity component of the Fund emphasizes large cap funds, some exposure to small cap funds is included for diversification and enhanced returns over the long term. Allocations to developed and emerging international equities provide further diversification and are made on a capitalization-weighted basis.

ANALYSIS

The Fund's Class A returned 13.72% for the fiscal year ended March 31, 2006. Strong contributors to performance included the Fund's allocations to the SIT International Equity Fund, SIMT Small Cap Value Fund, and SIMT Small Cap Growth Fund, each of which produced returns greater than 20%. Growth outperformed value for the period in both large and small cap, and large caps trailed small caps by a wide margin. Until December, the SIMT Large Cap Growth and SIMT Large Cap Value Funds returned 12.45% and 6.98%, respectively, for the 9 month period ended 12/31/05. In December, these funds were replaced by the SIMT Large Cap Diversified Alpha Fund, which returned 4.77% for the 3 months ended 3/31/06. While global fixed income markets were generally weak in the investment grade area due to rising interest rates, the Fund's allocations to SIT Emerging Markets Debt Fund also contributed to performance, with above-benchmark returns of 17.65%. Emerging market equity was the best-performing asset class within the strategy, as evidenced by SIT Emerging Markets Equity Fund advancing 44.22%. Rounding out performance was the SIMT High Yield Bond Fund, which underperformed its benchmark, returning 6.51%.

MARKET GROWTH STRATEGY FUND

AVERAGE ANNUAL TOTAL RETURN(1)
--------------------------------------------------------------------------------
                                                                      Annualized
                                                          One Year     Inception
                                                            Return       to Date
--------------------------------------------------------------------------------
Market Growth Strategy
 Fund, Class A                                              13.72%        11.25%
--------------------------------------------------------------------------------
Market Growth Strategy
 Fund, Class I(2)                                           14.32%        10.74%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $100,000 Investment in the Market Growth Strategy Fund, Class A and Class I, versus the S&P 500 Index, Lehman Aggregate Bond Index and the MSCI EAFE Index

[BAR CHART OMITTED]
PLOT POINTS ARE AS FOLLOWS:

                   Market Growth       Market Growth
                   Strategy Fund,      Strategy Fund,                        Lehman Aggregate
                      Class A             Class I          S&P 500 Index*      Bond Index**       MSCI EAFE Index***
11/14/03              $100,000            $100,000           $100,000            $100,000             $100,000
3/31/04                106,310             105,794            108,577             103,109              115,407
3/31/05                113,221             111,390            115,841             104,305              132,787
3/31/06                128,754             127,341            129,429             106,662              165,200

   (1) For the period ended March 31, 2006. Past performance is no indication of future performance. Class A and Class I shares were offered beginning November 14, 2003. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

   (2) Class I shares have not been marketed and have a limited number of shares outstanding. The total return in Class I exceeds Class A due to rounding.

     * The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

    ** The Lehman Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.

   *** The MSCI EAFE Index a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australasia and the Far East.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2006                   19

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI ASSET ALLOCATION TRUST -- MARCH 31, 2006

TM MARKET GROWTH STRATEGY ALLOCATION FUND

OBJECTIVES

The TM Market Growth Strategy Allocation Fund (the "Fund") seeks to provide the opportunity for capital appreciation with some opportunity to generate income.

STRATEGY

Broad U.S. equity participation is maintained through tax-managed, style-neutral mandates in U.S. equity funds. Constrained allocations to other return-enhancing asset classes are used to maximize growth and provide additional diversification. Additional allocations to high yield bond funds and emerging market debt funds provide the opportunity for return enhancement and diversification in the fixed income market.

Under normal conditions, a majority of the Fund's equity portion is allocated to U.S. equity funds. Style diversification through tax-managed, style-neutral equity funds lowers the risks associated with any one particular management style. While the equity component of the Fund emphasizes large cap funds, some exposure to small cap funds is included for diversification and enhanced returns over the long term. Allocations to developed and emerging international equities provide further diversification and are made on a capitalization-weighted basis.

ANALYSIS

The Fund's Class A returned 17.02% for the fiscal year ended March 31, 2006. Strong contributors to performance included the Fund's allocations to SIT International Equity Fund, and SIMT Tax-Managed Small Cap Fund each of which produced returns greater than 20%. Growth outperformed value for the period in both large and small cap, and large caps trailed small caps by a wide margin. Still, the SIMT Tax-Managed Large Cap Fund returned 14.23%, beating the benchmark. While global fixed income markets were generally weak in the investment grade area due to rising interest rates, the Fund's allocations to emerging market debt also contributed to performance, with above-benchmark returns of 17.65%. Emerging market equity was the best-performing asset class within the strategy, as evidenced by SIT Emerging Markets Equity Fund advancing 44.22%. Rounding out performance was the SIMT High Yield Bond Fund, which underperformed its benchmark, returning 6.51%.

TM MARKET GROWTH STRATEGY ALLOCATION FUND

AVERAGE ANNUAL TOTAL RETURN(1)
--------------------------------------------------------------------------------
                                                                      Annualized
                                                          One Year     Inception
                                                            Return       to Date
--------------------------------------------------------------------------------
TM Market Growth Strategy
 Allocation Fund, Class A                                   17.02%        12.72%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $100,000 Investment in the TM Market Growth Strategy Allocation Fund, Class A, versus the S&P 500 Index, Lehman Aggregate Bond Index and MSCI EAFE Index

[BAR CHART OMITTED]
PLOT POINTS ARE AS FOLLOWS:


                      TM Market Growth
                 Strategy Allocation Fund,                                     Lehman Aggregate
                           Class A                   S&P 500 Index*              Bond Index**                MSCI EAFE Index***
11/14/03                  $100,000                      $100,000                   $100,000                       $100,000
3/31/04                    106,605                       108,577                    103,109                        115,407
3/31/05                    113,450                       115,841                    104,305                        132,787
3/31/06                    132,815                       129,429                    106,662                        165,200

   (1) For the period ended March 31, 2006. Past performance is no indication of future performance. Class A shares were offered beginning November 14, 2003. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

     * The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

    ** The Lehman Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.

   *** The MSCI EAFE Index a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australasia and the Far East.


--------------------------------------------------------------------------------
20                   SEI Asset Allocation Trust / Annual Report / March 31, 2006

SCHEDULE OF INVESTMENTS

DIVERSIFIED CONSERVATIVE INCOME FUND

March 31, 2006

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (UNAUDITED)+:

     [THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

55.0% Fixed Income Fund

25.0% Equity Funds

20.0% Money Market Fund

+ Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------

AFFILIATED INVESTMENT FUNDS -- 100.0%

FIXED INCOME FUND -- 55.0%
   SEI Institutional Managed Trust
      Core Fixed Income Fund, Class A*             3,718,213      $      37,814
                                                                  --------------
Total Fixed Income Fund
   (Cost $39,070) ($ Thousands)                                          37,814
                                                                  --------------

EQUITY FUNDS -- 25.0%
   SEI Institutional Managed Trust
      Large Cap Diversified Alpha Fund,
      Class A                                      1,459,615             14,961
   SEI Institutional Managed Trust
      Small Cap Growth Fund, Class A**                53,558              1,110
   SEI Institutional Managed Trust
      Small Cap Value Fund, Class A                   51,211              1,105
                                                                  --------------
Total Equity Funds
   (Cost $16,318) ($ Thousands)                                          17,176
                                                                  --------------

MONEY MARKET FUND (A) -- 20.0%
   SEI Liquid Asset Trust
      Prime Obligation Fund,
      Class A, 4.40%                              13,780,549             13,781
                                                                  --------------
Total Money Market Fund
   (Cost $13,781) ($ Thousands)                                          13,781
                                                                  --------------
Total Affiliated Investment Funds
   (Cost $69,169) ($ Thousands)                                          68,771
                                                                  --------------
Total Investments -- 100.0%
   (Cost $69,169) ($ Thousands)                                   $      68,771
                                                                  ==============

Percentages are based on Net Assets of $68,737,185.

* The Fund's investment in the SEI Institutional Managed Trust Core Fixed Income Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Core Fixed Income Fund seeks to have current income consistent with the preservation of capital. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Core Fixed Income Fund please go to Securities Exchange Commission's website at http://www.sec.gov or call 1-800 DIAL-SEI.

**    Non-Income Producing Fund

(A)   Rate shown is the 7-day effective yield as of March 31, 2006.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2006                   21

SCHEDULE OF INVESTMENTS

DIVERSIFIED CONSERVATIVE FUND

March 31, 2006

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (UNAUDITED)+:

     [THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

58.9% Fixed Income Fund

40.1% Equity Funds

 1.0% Money Market Fund

+ Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------

AFFILIATED INVESTMENT FUNDS -- 100.8%

FIXED INCOME FUND -- 59.3%
   SEI Institutional Managed Trust
      Core Fixed Income Fund, Class A*             6,465,418      $      65,753
                                                                  --------------
Total Fixed Income Fund
   (Cost $68,293) ($ Thousands)                                          65,753
                                                                  --------------

EQUITY FUNDS -- 40.5%
   SEI Institutional International Trust
      International Equity Fund, Class A             668,628              9,033
   SEI Institutional Managed Trust
      Large Cap Diversified Alpha Fund,
      Class A                                      3,034,130             31,100
   SEI Institutional Managed Trust
      Small Cap Growth Fund, Class A**               113,792              2,358
   SEI Institutional Managed Trust
      Small Cap Value Fund, Class A                  109,357              2,360
                                                                  --------------
Total Equity Funds
   (Cost $40,659) ($ Thousands)                                          44,851
                                                                  --------------

MONEY MARKET FUND (A) -- 1.0%
   SEI Liquid Asset Trust
      Prime Obligation Fund,
      Class A, 4.40%                               1,112,012              1,112
                                                                  --------------
Total Money Market Fund
   (Cost $1,112) ($ Thousands)                                            1,112
                                                                  --------------
Total Affiliated Investment Funds
   (Cost $110,064) ($ Thousands)                                        111,716
                                                                  --------------
Total Investments -- 100.8%
   (Cost $110,064) ($ Thousands)                                  $     111,716
                                                                  ==============

Percentages are based on Net Assets of $110,788,978.

* The Fund's investment in the SEI Institutional Managed Trust Core Fixed Income Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Core Fixed Income Fund seeks to have current income consistent with the preservation of capital. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Core Fixed Income Fund please go to Securities Exchange Commission's website at http://www.sec.gov or call 1-800 DIAL-SEI.

**    Non-Income Producing Fund

(A)   Rate shown is the 7-day effective yield as of March 31, 2006.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
22                   SEI Asset Allocation Trust / Annual Report / March 31, 2006

DIVERSIFIED GLOBAL MODERATE GROWTH FUND

March 31, 2006

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (UNAUDITED)+:

     [THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

60.2% Equity Funds

38.8% Fixed Income Funds

 1.0% Money Market Fund

+ Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------

AFFILIATED INVESTMENT FUNDS -- 99.9%

EQUITY FUNDS -- 60.1%
   SEI Institutional International Trust
      Emerging Markets Equity Fund,
      Class A                                        124,388      $       2,107
   SEI Institutional International Trust
      International Equity Fund, Class A           2,131,557             28,797
   SEI Institutional Managed Trust
      Large Cap Diversified Alpha Fund,
      Class A                                      7,830,877             80,267
   SEI Institutional Managed Trust
      Small Cap Growth Fund, Class A*                296,523              6,144
   SEI Institutional Managed Trust
      Small Cap Value Fund, Class A                  285,131              6,153
                                                                  --------------
Total Equity Funds
   (Cost $112,689) ($ Thousands)                                        123,468
                                                                  --------------

FIXED INCOME FUNDS -- 38.8%
   SEI Institutional International Trust
      Emerging Markets Debt Fund,
      Class A                                        736,499              8,094
   SEI Institutional Managed Trust
      Core Fixed Income Fund, Class A              6,234,222             63,402
   SEI Institutional Managed Trust
      High Yield Bond Fund, Class A                  971,704              8,221
                                                                  --------------
Total Fixed Income Funds
   (Cost $81,084) ($ Thousands)                                          79,717
                                                                  --------------

MONEY MARKET FUND (A) -- 1.0%
   SEI Liquid Asset Trust
      Prime Obligation Fund,
      Class A, 4.40%                               2,030,201              2,030
                                                                  --------------
Total Money Market Fund
   (Cost $2,030) ($ Thousands)                                            2,030
                                                                  --------------
Total Affiliated Investment Funds
   (Cost $195,803) ($ Thousands)                                        205,215
                                                                  --------------
Total Investments -- 99.9%
   (Cost $195,803) ($ Thousands)                                  $     205,215
                                                                  ==============

Percentages are based on Net Assets of $205,398,601.

*     Non-Income Producing Fund

(A)   Rate shown is the 7-day effective yield as of March 31, 2006.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2006                   23

SCHEDULE OF INVESTMENTS

DIVERSIFIED MODERATE GROWTH FUND

March 31, 2006

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (UNAUDITED)+:

     [THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

60.1% Equity Funds

38.9% Fixed Income Fund

 1.0% Money Market Fund

+ Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------

AFFILIATED INVESTMENT FUNDS -- 100.1%

EQUITY FUNDS -- 60.2%
   SEI Institutional International Trust
      International Equity Fund, Class A           3,416,024      $      46,150
   SEI Institutional Managed Trust
      Large Cap Diversified Alpha Fund,
      Class A                                     15,519,119            159,071
   SEI Institutional Managed Trust
      Small Cap Growth Fund, Class A*                584,024             12,101
   SEI Institutional Managed Trust
      Small Cap Value Fund, Class A                  561,267             12,112
                                                                  --------------
Total Equity Funds
   (Cost $214,941) ($ Thousands)                                        229,434
                                                                  --------------

FIXED INCOME FUND -- 38.9%
   SEI Institutional Managed Trust
      Core Fixed Income Fund, Class A             14,581,426            148,293
                                                                  --------------
Total Fixed Income Fund
   (Cost $153,382) ($ Thousands)                                        148,293
                                                                  --------------

MONEY MARKET FUND (A) -- 1.0%
   SEI Liquid Asset Trust
      Prime Obligation Fund,
      Class A, 4.40%                               3,750,797              3,751
                                                                  --------------
Total Money Market Fund
   (Cost $3,751) ($ Thousands)                                            3,751
                                                                  --------------
Total Affiliated Investment Funds
   (Cost $372,074) ($ Thousands)                                        381,478
                                                                  --------------
Total Investments -- 100.1%
   (Cost $372,074) ($ Thousands)                                  $     381,478
                                                                  ==============

Percentages are based on Net Assets of $381,102,097.

*     Non-Income Producing Fund

(A)   Rate shown is the 7-day effective yield as of March 31, 2006.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
24                   SEI Asset Allocation Trust / Annual Report / March 31, 2006

DIVERSIFIED GLOBAL GROWTH FUND

March 31, 2006

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (UNAUDITED)+:

     [THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

80.0% Equity Funds

19.0% Fixed Income Funds

 1.0% Money Market Fund

+ Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------

AFFILIATED INVESTMENT FUNDS -- 100.8%

EQUITY FUNDS -- 80.7%
   SEI Institutional International Trust
      Emerging Markets Equity Fund,
      Class A                                        342,834      $       5,808
   SEI Institutional International Trust
      International Equity Fund, Class A           3,807,952             51,445
   SEI Institutional Managed Trust
      Large Cap Diversified Alpha Fund,
      Class A*                                    14,476,378            148,383
   SEI Institutional Managed Trust
      Small Cap Growth Fund, Class A**               541,808             11,226
   SEI Institutional Managed Trust
      Small Cap Value Fund, Class A                  520,905             11,241
                                                                  --------------
Total Equity Funds
   (Cost $210,477) ($ Thousands)                                        228,103
                                                                  --------------

FIXED INCOME FUNDS -- 19.1%
   SEI Institutional International Trust
      Emerging Markets Debt Fund,
      Class A                                        514,787              5,658
   SEI Institutional Managed Trust
      Core Fixed Income Fund, Class A              4,195,256             42,666
   SEI Institutional Managed Trust
      High Yield Bond Fund, Class A                  675,770              5,717
                                                                  --------------
Total Fixed Income Funds
   (Cost $55,403) ($ Thousands)                                          54,041
                                                                  --------------

MONEY MARKET FUND (A) -- 1.0%
   SEI Liquid Asset Trust
      Prime Obligation Fund,
      Class A, 4.40%                               2,857,011              2,857
                                                                  --------------
Total Money Market Fund
   (Cost $2,857) ($ Thousands)                                            2,857
                                                                  --------------
Total Affiliated Investment Funds
   (Cost $268,737) ($ Thousands)                                        285,001
                                                                  --------------
Total Investments -- 100.8%
   (Cost $268,737) ($ Thousands)                                  $     285,001
                                                                  ==============

--------------------------------------------------------------------------------
Description
--------------------------------------------------------------------------------

Percentages are based on Net Assets of $282,743,235.

* The Fund's investment in the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Large Cap Diversified Alpha Fund seeks to provide capital appreciation. The Semi-Annual Report as of March 31, 2006. for the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund is included at the back of the financial statements. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund please go to Securities Exchange Commission's website at http://www.sec.gov or call 1-800 DIAL-SEI.

**    Non-Income Producing Fund

(A)   Rate shown is the 7-day effective yield as of March 31, 2006.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2006                   25

SCHEDULE OF INVESTMENTS

DIVERSIFIED GLOBAL STOCK FUND

March 31, 2006

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (UNAUDITED)+:

     [THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

99.0% Equity Funds

 1.0% Money Market Fund

+ Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------

AFFILIATED INVESTMENT FUNDS -- 100.0%

EQUITY FUNDS -- 99.0%
   SEI Institutional International Trust
      Emerging Markets Equity Fund,
      Class A                                        188,510      $       3,193
   SEI Institutional International Trust
      International Equity Fund, Class A           2,681,200             36,223
   SEI Institutional Managed Trust
      Large Cap Diversified Alpha Fund,
      Class A*                                     9,889,775            101,370
   SEI Institutional Managed Trust
      Small Cap Growth Fund, Class A**               368,872              7,643
   SEI Institutional Managed Trust
      Small Cap Value Fund, Class A                  353,592              7,631
                                                                  --------------
Total Equity Funds
   (Cost $147,559) ($ Thousands)                                        156,060
                                                                  --------------

MONEY MARKET FUND (A) -- 1.0%
   SEI Liquid Asset Trust
      Prime Obligation Fund,
      Class A, 4.40%                               1,567,309              1,567
                                                                  --------------
Total Money Market Fund
   (Cost $1,567) ($ Thousands)                                            1,567
                                                                  --------------
Total Affiliated Investment Funds
   (Cost $149,126) ($ Thousands)                                        157,627
                                                                  --------------
Total Investments -- 100.0%
   (Cost $149,126) ($ Thousands)                                  $     157,627
                                                                  ==============

Percentages are based on Net Assets of $157,604,604.

* The Fund's investment in the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Large Cap Diversified Alpha Fund seeks to provide capital appreciation. The Semi-Annual Report as of March 31, 2006. for the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund is included at the back of the financial statements. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund please go to Securities Exchange Commission's website at http://www.sec.gov or call 1-800 DIAL-SEI.

**    Non-Income Producing Fund

(A)   Rate shown is the 7-day effective yield as of March 31, 2006.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
26                   SEI Asset Allocation Trust / Annual Report / March 31, 2006

DIVERSIFIED U.S. STOCK FUND

March 31, 2006

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (UNAUDITED)+:

     [THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

99.0% Equity Funds

 1.0% Money Market Fund

+ Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------

AFFILIATED INVESTMENT FUNDS -- 100.1%

EQUITY FUNDS -- 99.1%
   SEI Institutional Managed Trust
      Large Cap Diversified Alpha Fund,
      Class A*                                     9,156,149      $      93,850
   SEI Institutional Managed Trust
      Small Cap Growth Fund, Class A**               340,528              7,056
   SEI Institutional Managed Trust
      Small Cap Value Fund, Class A                  326,776              7,052
                                                                  --------------
Total Equity Funds
   (Cost $104,672) ($ Thousands)                                        107,958
                                                                  --------------

MONEY MARKET FUND (A) -- 1.0%
   SEI Liquid Asset Trust
      Prime Obligation Fund,
      Class A, 4.40%                               1,085,678              1,086
                                                                  --------------
Total Money Market Fund
   (Cost $1,086) ($ Thousands)                                            1,086
                                                                  --------------
Total Affiliated Investment Funds
   (Cost $105,758) ($ Thousands)                                        109,044
                                                                  --------------
Total Investments -- 100.1%
   (Cost $105,758) ($ Thousands)                                  $     109,044
                                                                  ==============

Percentages are based on Net Assets of $108,895,643.

* The Fund's investment in the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Large Cap Diversified Alpha Fund seeks to provide capital appreciation. The Semi-Annual Report as of March 31, 2006. for the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund is included at the back of the financial statements. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund please go to Securities Exchange Commission's website at http://www.sec.gov or call 1-800 DIAL-SEI.

**    Non-Income Producing Fund

(A)   Rate shown is the 7-day effective yield as of March 31, 2006.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2006                   27

SCHEDULE OF INVESTMENTS

DEFENSIVE STRATEGY FUND

March 31, 2006

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (UNAUDITED)+:

     [THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

84.7% Fixed Income Funds

15.0% Equity Funds

 0.3% Money Market Fund

+ Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------

AFFILIATED INVESTMENT FUNDS -- 100.0%

FIXED INCOME FUNDS -- 84.7%
   SEI Daily Income Trust
      Ultra Short Bond Fund, Class A*              6,485,741      $      64,468
   SEI Institutional Managed Trust
      Core Fixed Income Fund, Class A                974,112              9,907
   SEI Institutional Managed Trust
      High Yield Bond Fund, Class A                1,175,982              9,949
                                                                  --------------
Total Fixed Income Funds
   (Cost $84,903) ($ Thousands)                                          84,324
                                                                  --------------

EQUITY FUNDS -- 15.1%
   SEI Institutional Managed Trust
      U.S. Managed Volatility Fund,
      Class A                                        853,883              9,965
   SEI Institutional Managed Trust
      Real Estate Fund, Class A                      287,426              5,015
                                                                  --------------
Total Equity Funds
   (Cost $12,814) ($ Thousands)                                          14,980
                                                                  --------------

MONEY MARKET FUND (A) -- 0.2%
   SEI Liquid Asset Trust
      Prime Obligation Fund,
      Class A, 4.40%                                 248,585                249
                                                                  --------------
Total Money Market Fund
   (Cost $249) ($ Thousands)                                                249
                                                                  --------------
Total Affiliated Investment Funds
   (Cost $97,966) ($ Thousands)                                          99,553
                                                                  --------------
Total Investments -- 100.0%
   (Cost $97,966) ($ Thousands)                                   $      99,553
                                                                  ==============

Percentages are based on Net Assets of $99,511,430.

* The Fund's investment in the SEI Daily Income Trust Ultra Short Bond Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Daily Income Trust Ultra Short Bond Fund seeks to provide higher current income than that typically offered by a money market fund while maintaining a high degree of liquidity and a correspondingly higher risk of principal volatility. For further financial information, available upon request at no charge, on the Daily Income Trust Ultra Short Bond Fund please go to Securities Exchange Commission's website at http://www.sec.gov or call 1-800 DIAL-SEI

(A)   Rate shown is the 7-day effective yield as of March 31, 2006.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
28                   SEI Asset Allocation Trust / Annual Report / March 31, 2006

TM DEFENSIVE STRATEGY ALLOCATION FUND

March 31, 2006

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (UNAUDITED)+:

     [THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

59.9% Equity Funds

39.8% Fixed Income Fund

 0.3% Money Market Fund

+ Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------

AFFILIATED INVESTMENT FUNDS -- 99.7%

EQUITY FUNDS -- 59.8%
   SEI Institutional Managed Trust
      U.S.Managed Volatility Fund,
      Class A                                        680,782      $       7,945
   SEI Institutional Managed Trust
      Real Estate Fund, Class A                      230,860              4,028
                                                                  --------------
Total Equity Funds
   (Cost $10,837) ($ Thousands)                                          11,973
                                                                  --------------

FIXED INCOME FUND -- 39.7%
   SEI Institutional Managed Trust
      High Yield Bond Fund, Class A                  939,886              7,952
                                                                  --------------
Total Fixed Income Fund
   (Cost $7,942) ($ Thousands)                                            7,952
                                                                  --------------

MONEY MARKET FUND (A) -- 0.2%
   SEI Liquid Asset Trust
      Prime Obligation Fund,
      Class A, 4.40%                                  49,361                 49
                                                                  --------------
Total Money Market Fund
   (Cost $49) ($ Thousands)                                                  49
                                                                  --------------
Total Affiliated Investment Funds
   (Cost $18,828) ($ Thousands)                                          19,974
                                                                  --------------
Total Investments -- 99.7%
   (Cost $18,828) ($ Thousands)                                   $      19,974
                                                                  ==============

Percentages are based on Net Assets of $20,027,101.

(A) Rate shown is the 7-day effective yield as of March 31, 2006.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2006                   29

SCHEDULE OF INVESTMENTS

CONSERVATIVE STRATEGY FUND

March 31, 2006

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (UNAUDITED)+:

     [THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

69.7% Fixed Income Funds

30.0% Equity Funds

0.3%  Money Market Fund

+     Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------

AFFILIATED INVESTMENT FUNDS -- 100.0%

FIXED INCOME FUNDS -- 69.7%
   SEI Daily Income Trust
      Ultra Short Bond Fund, Class A               4,963,325      $      49,336
   SEI Institutional Managed Trust
      Core Fixed Income Fund, Class A              1,081,434             10,998
   SEI Institutional Managed Trust
      High Yield Bond Fund, Class A                1,957,223             16,558
                                                                  --------------
Total Fixed Income Funds
   (Cost $77,602) ($ Thousands)                                          76,892
                                                                  --------------

EQUITY FUNDS -- 30.0%
   SEI Institutional Managed Trust
      U.S. Managed Volatility Fund,
      Class A                                      1,889,566             22,051
   SEI Institutional Managed Trust
      Real Estate Fund, Class A                      633,976             11,063
                                                                  --------------
Total Equity Funds
   (Cost $28,603) ($ Thousands)                                          33,114
                                                                  --------------

MONEY MARKET FUND (A) -- 0.3%
   SEI Liquid Asset Trust
      Prime Obligation Fund,
      Class A, 4.40%                                 274,271                274
                                                                  --------------
Total Money Market Fund
   (Cost $274) ($ Thousands)                                                274
                                                                  --------------
Total Affiliated Investment Funds
   (Cost $106,479) ($ Thousands)                                        110,280
                                                                  --------------
Total Investments -- 100.0%
   (Cost $106,479) ($ Thousands)                                  $     110,280
                                                                  ==============

Percentages are based on Net Assets of $110,248,499.

(A)   Rate shown is the 7-day effective yield as of March 31, 2006.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
30                   SEI Asset Allocation Trust / Annual Report / March 31, 2006

TM CONSERVATIVE STRATEGY ALLOCATION FUND

March 31, 2006

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (UNAUDITED)+:

    [THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

66.9% Equity Funds

32.8% Fixed Income Fund

 0.3% Money Market Fund

+ Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------

AFFILIATED INVESTMENT FUNDS -- 99.7%

EQUITY FUNDS -- 66.8%
   SEI Institutional Managed Trust
      U.S. Managed Volatility Fund,
      Class A                                      1,424,328      $      16,622
   SEI Institutional Managed Trust
      Real Estate Fund, Class A                      470,497              8,210
                                                                  --------------
Total Equity Funds
   (Cost $21,192) ($ Thousands)                                          24,832
                                                                  --------------

FIXED INCOME FUND -- 32.7%
   SEI Institutional Managed Trust
      High Yield Bond Fund, Class A                1,439,518             12,178
                                                                  --------------
Total Fixed Income Fund
   (Cost $12,330) ($ Thousands)                                          12,178
                                                                  --------------

MONEY MARKET FUND (A) -- 0.2%
   SEI Liquid Asset Trust
      Prime Obligation Fund,
      Class A, 4.40%                                  88,955                 89
                                                                  --------------
Total Money Market Fund
   (Cost $89) ($ Thousands)                                                  89
                                                                  --------------
Total Affiliated Investment Funds
   (Cost $33,611) ($ Thousands)                                          37,099
                                                                  --------------
Total Investments -- 99.7%
   (Cost $33,611) ($ Thousands)                                   $      37,099
                                                                  ==============

Percentages are based on Net Assets of $37,197,171.

(A) Rate shown is the 7-day effective yield as of March 31, 2006.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2006                   31

SCHEDULE OF INVESTMENTS

MODERATE STRATEGY FUND

March 31, 2006

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (UNAUDITED)+:

    [THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

54.6% Fixed Income Funds

45.1% Equity Funds

 0.3% Money Market Fund

+ Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------

AFFILIATED INVESTMENT FUNDS -- 99.9%

FIXED INCOME FUNDS  -- 54.5%
   SEI Daily Income Trust
      Ultra Short Bond Fund, Class A               6,782,320      $      67,416
   SEI Institutional Managed Trust
      Core Fixed Income Fund, Class A              6,709,445             68,235
   SEI Institutional Managed Trust
      High Yield Bond Fund, Class A                6,055,059             51,226
                                                                  --------------
Total Fixed Income Funds
   (Cost $189,866) ($ Thousands)                                        186,877
                                                                  --------------

EQUITY FUNDS -- 45.1%
   SEI Institutional International Trust
      International Equity Fund, Class A           1,268,305             17,135
   SEI Institutional Managed Trust
      Large Cap Growth Fund, Class A                 834,561             17,092
   SEI Institutional Managed Trust
      Large Cap Value Fund, Class A                  764,848             17,018
   SEI Institutional Managed Trust
      U.S. Managed Volatility Fund,
      Class A                                      5,872,360             68,530
   SEI Institutional Managed Trust
      Real Estate Fund, Class A                    1,988,944             34,707
                                                                  --------------
Total Equity Funds
   (Cost $133,397) ($ Thousands)                                        154,482
                                                                  --------------

MONEY MARKET FUND (A) -- 0.3%
   SEI Liquid Asset Trust
      Prime Obligation Fund,
      Class A, 4.40%                                 849,187                849
                                                                  --------------
Total Money Market Fund
   (Cost $849) ($ Thousands)                                                849
                                                                  --------------
Total Affiliated Investment Funds
   (Cost $324,112) ($ Thousands)                                        342,208
                                                                  --------------
Total Investments -- 99.9%
   (Cost $324,112) ($ Thousands)                                  $     342,208
                                                                  ==============

Percentages are based on Net Assets of $342,663,228.

(A) Rate shown is the 7-day effective yield as of March 31, 2006.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
32                   SEI Asset Allocation Trust / Annual Report / March 31, 2006

TM MODERATE STRATEGY ALLOCATION FUND

March 31, 2006

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (UNAUDITED)+:

    [THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

81.9% Equity Funds

17.8% Fixed Income Fund

 0.3% Money Market Fund

+ Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------

AFFILIATED INVESTMENT FUNDS -- 100.0%

EQUITY FUNDS -- 81.9%
   SEI Institutional International Trust
      International Equity Fund, Class A             611,449      $       8,261
   SEI Institutional Managed Trust
      U.S. Managed Volatility Fund,
      Class A                                      3,603,037             42,047
   SEI Institutional Managed Trust
      Real Estate Fund, Class A                      473,243              8,258
   SEI Institutional Managed Trust
      Tax-Managed Large Cap Fund,
      Class A                                      1,313,217             16,402
                                                                  --------------
Total Equity Funds
   (Cost $66,140) ($ Thousands)                                          74,968
                                                                  --------------

FIXED INCOME FUND -- 17.8%
   SEI Institutional Managed Trust
      High Yield Bond Fund, Class A                1,930,072             16,328
                                                                  --------------
Total Fixed Income Fund
   (Cost $16,481) ($ Thousands)                                          16,328
                                                                  --------------

MONEY MARKET FUND (A) -- 0.3%
   SEI Liquid Asset Trust
      Prime Obligation Fund,
      Class A, 4.40%                                 221,745                222
                                                                  --------------
Total Money Market Fund
   (Cost $222) ($ Thousands)                                                222
                                                                  --------------
Total Affiliated Investment Funds
   (Cost $82,843) ($ Thousands)                                          91,518
                                                                  --------------
Total Investments -- 100.0%
   (Cost $82,843) ($ Thousands)                                   $      91,518
                                                                  ==============

Percentages are based on Net Assets of $91,539,227.

(A) Rate shown is the 7-day effective yield as of March 31, 2006.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2006                   33

SCHEDULE OF INVESTMENTS

AGGRESSIVE STRATEGY FUND

March 31, 2006

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (UNAUDITED)+:

    [THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

80.0% Equity Funds

19.8% Fixed Income Funds

 0.2% Money Market Fund

+ Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------

AFFILIATED INVESTMENT FUNDS -- 100.0%

EQUITY FUNDS -- 80.0%
   SEI Institutional International Trust
      Emerging Markets Equity Fund,
      Class A                                        228,573      $       3,872
   SEI Institutional International Trust
      International Equity Fund, Class A           2,571,786             34,745
   SEI Institutional Managed Trust
      Large Cap Diversified Alpha Fund,
      Class A                                      8,995,469             92,203
   SEI Institutional Managed Trust
      Small Cap Growth Fund, Class A*                561,679             11,638
   SEI Institutional Managed Trust
      Small Cap Value Fund, Class A                  538,833             11,628
                                                                  --------------
Total Equity Funds
   (Cost $141,815) ($ Thousands)                                        154,086
                                                                  --------------

FIXED INCOME FUNDS -- 19.8%
   SEI Institutional International Trust
      Emerging Markets Debt Fund,
      Class A                                      1,758,506             19,326
   SEI Institutional Managed Trust
      High Yield Bond Fund, Class A                2,219,093             18,774
                                                                  --------------
Total Fixed Income Funds
   (Cost $37,849) ($ Thousands)                                          38,100
                                                                  --------------

MONEY MARKET FUND (A) -- 0.2%
   SEI Liquid Asset Trust
      Prime Obligation Fund,
      Class A, 4.40%                                 477,381                477
                                                                  --------------
Total Money Market Fund
   (Cost $477) ($ Thousands)                                                477
                                                                  --------------
Total Affiliated Investment Funds
   (Cost $180,141) ($ Thousands)                                        192,663
                                                                  --------------
Total Investments -- 100.0%
   (Cost $180,141) ($ Thousands)                                  $     192,663
                                                                  ==============

Percentages are based on Net Assets of $192,653,922.

*   Non-Income Producing Fund

(A) Rate shown is the 7-day effective yield as of March 31, 2006.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
34                   SEI Asset Allocation Trust / Annual Report / March 31, 2006

TAX-MANAGED AGGRESSIVE STRATEGY FUND

March 31, 2006

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (UNAUDITED)+:

    [THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

88.0% Equity Funds

11.8% Fixed Income Funds

 0.2% Money Market Fund

+ Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------

AFFILIATED INVESTMENT FUNDS -- 100.0%

EQUITY FUNDS -- 88.0%
   SEI Institutional International Trust
      Emerging Markets Equity Fund,
      Class A                                         79,284      $       1,343
   SEI Institutional International Trust
      International Equity Fund, Class A             790,200             10,675
   SEI Institutional Managed Trust
      Tax-Managed Large Cap Fund,
      Class A*                                     2,983,924             37,269
   SEI Institutional Managed Trust
      Tax-Managed Small Cap Fund,
      Class A                                        667,364              9,350
                                                                  --------------
Total Equity Funds
   (Cost $50,973) ($ Thousands)                                          58,637
                                                                  --------------

FIXED INCOME FUNDS -- 11.8%
   SEI Institutional International Trust
      Emerging Markets Debt Fund,
      Class A                                        363,366              3,994
   SEI Institutional Managed Trust
      High Yield Bond Fund, Class A                  455,117              3,850
                                                                  --------------
Total Fixed Income Funds
   (Cost $7,808) ($ Thousands)                                            7,844
                                                                  --------------

MONEY MARKET FUND (A) -- 0.2%
   SEI Liquid Asset Trust
      Prime Obligation Fund,
      Class A, 4.40%                                 164,782                165
                                                                  --------------
Total Money Market Fund
   (Cost $165) ($ Thousands)                                                165
                                                                  --------------
Total Affiliated Investment Funds
   (Cost $58,946) ($ Thousands)                                          66,646
                                                                  --------------
Total Investments -- 100.0%
   (Cost $58,946) ($ Thousands)                                   $      66,646
                                                                  ==============

--------------------------------------------------------------------------------
Description
--------------------------------------------------------------------------------

Percentages are based on Net Assets of $66,660,301.

* The Fund's investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to Securities Exchange Commission's website at http://www.sec.gov or call 1-800 DIAL-SEI.

(A) Rate shown is the 7-day effective yield as of March 31, 2006.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2006                   35

SCHEDULE OF INVESTMENTS

CORE MARKET STRATEGY FUND

March 31, 2006

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (UNAUDITED)+:

    [THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

59.8% Fixed Income Funds

39.9% Equity Funds

 0.3% Money Market Fund

+   Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------

AFFILIATED INVESTMENT FUNDS -- 100.0%

FIXED INCOME FUNDS -- 59.8%
   SEI Institutional International Trust
      Emerging Markets Debt Fund,
      Class A                                        380,732      $       4,184
   SEI Institutional Managed Trust
      Core Fixed Income Fund, Class A              4,116,890             41,869
   SEI Institutional Managed Trust
      High Yield Bond Fund, Class A                  496,683              4,202
                                                                  --------------
Total Fixed Income Funds
   (Cost $51,420) ($ Thousands)                                          50,255
                                                                  --------------

EQUITY FUNDS -- 39.9%
   SEI Institutional International Trust
      Emerging Markets Equity Fund,
      Class A                                         49,987                847
   SEI Institutional International Trust
      International Equity Fund, Class A             563,185              7,609
   SEI Institutional Managed Trust
      Large Cap Diversified Alpha Fund,
      Class A                                      1,955,194             20,041
   SEI Institutional Managed Trust
      Small Cap Growth Fund, Class A*                122,598              2,540
   SEI Institutional Managed Trust
      Small Cap Value Fund, Class A                  117,385              2,533
                                                                  --------------
Total Equity Funds
   (Cost $30,721) ($ Thousands)                                          33,570
                                                                  --------------

MONEY MARKET FUND (A) -- 0.3%
   SEI Liquid Asset Trust
      Prime Obligation Fund,
      Class A, 4.40%                                 207,950                208
                                                                  --------------
Total Money Market Fund
   (Cost $208) ($ Thousands)                                                208
                                                                  --------------
Total Affiliated Investment Funds
   (Cost $82,349) ($ Thousands)                                          84,033
                                                                  --------------
Total Investments -- 100.0%
   (Cost $82,349) ($ Thousands)                                   $      84,033
                                                                  ==============

Percentages are based on Net Assets of $84,047,510.

*   Non-Income Producing Fund

(A) Rate shown is the 7-day effective yield as of March 31, 2006.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
36                   SEI Asset Allocation Trust / Annual Report / March 31, 2006

TM CORE MARKET STRATEGY ALLOCATION FUND

March 31, 2006

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (UNAUDITED)+:

    [THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

87.9% Equity Funds

11.8% Fixed Income Funds

 0.3% Money Market Fund

+   Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------

AFFILIATED INVESTMENT FUNDS -- 100.1%

EQUITY FUNDS -- 88.0%
   SEI Institutional International Trust
      Emerging Markets Equity Fund,
      Class A                                         24,541      $         416
   SEI Institutional International Trust
      International Equity Fund, Class A             242,134              3,271
   SEI Institutional Managed Trust
      Tax-Managed Large Cap Fund,
      Class A*                                       915,327             11,432
   SEI Institutional Managed Trust
      Tax-Managed Small Cap Fund,
      Class A                                        205,746              2,883
                                                                  --------------
Total Equity Funds
   (Cost $15,791) ($ Thousands)                                          18,002
                                                                  --------------

FIXED INCOME FUNDS -- 11.8%
   SEI Institutional International Trust
      Emerging Markets Debt Fund,
      Class A                                        112,630              1,238
   SEI Institutional Managed Trust
      High Yield Bond Fund, Class A                  139,933              1,184
                                                                  --------------
Total Fixed Income Funds
   (Cost $2,441) ($ Thousands)                                            2,422
                                                                  --------------

MONEY MARKET FUND (A) -- 0.3%
   SEI Liquid Asset Trust
      Prime Obligation Fund,
      Class A, 4.40%                                  51,086                 51
                                                                  --------------
Total Money Market Fund
   (Cost $51) ($ Thousands)                                                  51
                                                                  --------------
Total Affiliated Investment Funds
   (Cost $18,283) ($ Thousands)                                          20,475
                                                                  --------------
Total Investments -- 100.1%
   (Cost $18,283) ($ Thousands)                                   $      20,475
                                                                  ==============

--------------------------------------------------------------------------------
Description
--------------------------------------------------------------------------------

Percentages are based on Net Assets of $20,456,392.

* The Fund's investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to Securities Exchange Commission's website at http://www.sec.gov or call 1-800 DIAL-SEI.

(A) Rate shown is the 7-day effective yield as of March 31, 2006.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2006                   37

SCHEDULE OF INVESTMENTS

MARKET GROWTH STRATEGY FUND

March 31, 2006

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (UNAUDITED)+:

    [THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

59.9% Equity Funds

39.8% Fixed Income Funds

 0.3% Money Market Fund

+ Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------

AFFILIATED INVESTMENT FUNDS -- 99.7%

EQUITY FUNDS -- 59.7%
   SEI Institutional International Trust
      Emerging Markets Equity Fund,
      Class A                                        276,106      $       4,677
   SEI Institutional International Trust
      International Equity Fund, Class A           4,831,199             65,270
   SEI Institutional Managed Trust
      Large Cap Diversified Alpha Fund,
      Class A                                     15,831,996            162,279
   SEI Institutional Managed Trust
      Small Cap Growth Fund, Class A*              1,126,731             23,346
   SEI Institutional Managed Trust
      Small Cap Value Fund, Class A                1,082,598             23,362
                                                                  --------------
Total Equity Funds
   (Cost $255,607) ($ Thousands)                                        278,934
                                                                  --------------

FIXED INCOME FUNDS -- 39.7%
   SEI Institutional International Trust
      Emerging Markets Debt Fund,
      Class A                                      2,963,094             32,564
   SEI Institutional Managed Trust
      Core Fixed Income Fund, Class A             11,351,668            115,447
   SEI Institutional Managed Trust
      High Yield Bond Fund, Class A                4,407,253             37,285
                                                                  --------------
Total Fixed Income Funds
   (Cost $188,101) ($ Thousands)                                        185,296
                                                                  --------------

MONEY MARKET FUND (A) -- 0.3%
   SEI Liquid Asset Trust
      Prime Obligation Fund,
      Class A, 4.40%                               1,150,447              1,150
                                                                  --------------
Total Money Market Fund
   (Cost $1,150) ($ Thousands)                                            1,150
                                                                  --------------
Total Affiliated Investment Funds
   (Cost $444,858) ($ Thousands)                                        465,380
                                                                  --------------
Total Investments -- 99.7%
   (Cost $444,858) ($ Thousands)                                  $     465,380
                                                                  ==============

Percentages are based on Net Assets of $466,958,572.

*   Non-Income Producing Fund

(A) Rate shown is the 7-day effective yield as of March 31, 2006.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
38                   SEI Asset Allocation Trust / Annual Report / March 31, 2006

TM MARKET GROWTH STRATEGY ALLOCATION FUND

March 31, 2006

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (UNAUDITED)+:

    [THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

88.0% Equity Funds

11.7% Fixed Income Funds

 0.3% Money Market Fund

+ Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------

AFFILIATED INVESTMENT FUNDS -- 99.8%

EQUITY FUNDS -- 87.8%
   SEI Institutional International Trust
      Emerging Markets Equity Fund,
      Class A                                        151,510      $       2,567
   SEI Institutional International Trust
      International Equity Fund, Class A           1,516,986             20,494
   SEI Institutional Managed Trust
      Tax-Managed Large Cap Fund,
      Class A*                                     5,708,113             71,295
   SEI Institutional Managed Trust
      Tax-Managed Small Cap Fund,
      Class A                                      1,275,725             17,873
                                                                  --------------
Total Equity Funds
   (Cost $97,891) ($ Thousands)                                         112,229
                                                                  --------------

FIXED INCOME FUNDS -- 11.7%
   SEI Institutional International Trust
      Emerging Markets Debt Fund,
      Class A                                        693,740              7,624
   SEI Institutional Managed Trust
      High Yield Bond Fund, Class A                  868,816              7,350
                                                                  --------------
Total Fixed Income Funds
   (Cost $14,971) ($ Thousands)                                          14,974
                                                                  --------------

MONEY MARKET FUND (A) -- 0.3%
   SEI Liquid Asset Trust
      Prime Obligation Fund,
      Class A, 4.40%                                 316,426                316
                                                                  --------------
Total Money Market Fund
   (Cost $316) ($ Thousands)                                                316
                                                                  --------------
Total Affiliated Investment Funds
   (Cost $113,178) ($ Thousands)                                        127,519
                                                                  --------------
Total Investments -- 99.8%
   (Cost $113,178) ($ Thousands)                                  $     127,519
                                                                  ==============

--------------------------------------------------------------------------------
Description\
--------------------------------------------------------------------------------

Percentages are based on Net Assets of $127,790,631.

* The Fund's investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to Securities Exchange Commission's website at http://www.sec.gov or call 1-800 DIAL-SEI.

(A) Rate shown is the 7-day effective yield as of March 31, 2006.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2006                   39

STATEMENTS OF ASSETS AND LIABILITIES  ($ Thousands)

For the year ended March 31, 2006

-------------------------------------------------------------------------------------------------------------------------------
                                                                             DIVERSIFIED                           DIVERSIFIED
                                                                            CONSERVATIVE      DIVERSIFIED               GLOBAL
                                                                                  INCOME     CONSERVATIVE      MODERATE GROWTH
                                                                                    FUND             FUND                 FUND
-------------------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments in Affiliated Funds, at Market Value
      (Cost $69,169, $110,064, $195,803, $372,074,
      $268,737, $149,126, and $105,758, respectively.)                         $  68,771        $ 111,716            $ 205,215
   Cash                                                                               --                7                   --
   Income Distribution Receivable from Affiliated Funds                              189              248                  297
   Receivable for Fund Shares Sold                                                    20               55                  232
   Receivable for Investment Securities Sold                                           6               --                   68
   Receivable from Administrator                                                       6                5                   19
   Prepaid Expenses                                                                    6                9                   15
-------------------------------------------------------------------------------------------------------------------------------
   Total Assets                                                                   68,998          112,040              205,846
-------------------------------------------------------------------------------------------------------------------------------

LIABILITIES:
   Payable for Investment Securities Purchased                                       192              259                  299
   Payable for Fund Shares Redeemed                                                   43              966                   35
   Distribution Fees Payable                                                           8                8                    8
   Investment Advisory Fees Payable                                                    6                9                   17
   Bank Overdraft                                                                      6               --                   68
   Administrative Servicing Fees Payable                                               1                1                    4
   Accrued Expenses                                                                    5                8                   16
-------------------------------------------------------------------------------------------------------------------------------
   Total Liabilities                                                                 261            1,251                  447
-------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                     $  68,737        $ 110,789            $ 205,399
===============================================================================================================================

NET ASSETS:
   Paid in Capital
      (unlimited authorization -- no par value)                                $  67,766        $ 105,439            $ 191,018
   Undistributed Net Investment Income                                                97              183                  538
   Accumulated Net Realized Gain (Loss) on Investments                             1,272            3,515                4,431
   Net Unrealized Appreciation (Depreciation) on Investments                        (398)           1,652                9,412
-------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                     $  68,737        $ 110,789            $ 205,399
===============================================================================================================================
   Net Asset Value, Offering and Redemption Price Per Share -- Class A
      ($56,118,595 / 4,975,056 shares), ($94,596,598 / 8,620,310 shares),
      ($178,976,331 / 14,960,183 shares), ($338,254,253 / 25,444,475 shares),
      ($236,476,962 / 17,370,016), ($142,448,985 / 10,862,698), and
      ($89,769,917 / 5,785,290), respectively                                  $   11.28        $   10.97            $   11.96
   Net Asset Value, Offering and Redemption Price Per Share --
      Class D ($8,453,027 / 753,810 shares), ($8,941,807 /
      816,201 shares), ($7,674,053 / 647,500 shares),
      ($19,585,748 / 1,478,793 shares), ($14,025,832 /
      1,037,107), ($6,045,650 / 489,114), and ($13,190,048 /
      903,300), respectively                                                   $   11.21        $   10.96            $   11.85
   Net Asset Value, Offering and Redemption Price Per Share --
      Class I ($4,165,500 / 369,803 shares), ($7,250,499 /
      661,551 shares), ($18,748,216 / 1,571,678 shares),
      ($23,262,096 / 1,750,821 shares), ($32,240,440 /
      2,369,496), ($9,109,969 / 696,291), and ($5,935,678 /
      383,459), respectively                                                   $   11.26        $   10.96            $   11.93
===============================================================================================================================

-------------------------------------------------------------------------------------------------------------------
                                                                                       DIVERSIFIED     DIVERSIFIED
                                                                                          MODERATE          GLOBAL
                                                                                            GROWTH          GROWTH
                                                                                              FUND            FUND
-------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments in Affiliated Funds, at Market Value
      (Cost $69,169, $110,064, $195,803, $372,074,
      $268,737, $149,126, and $105,758, respectively.)                                   $ 381,478       $ 285,001
   Cash                                                                                         --             158
   Income Distribution Receivable from Affiliated Funds                                        562             204
   Receivable for Fund Shares Sold                                                             116             263
   Receivable for Investment Securities Sold                                                    11              --
   Receivable from Administrator                                                                 4              16
   Prepaid Expenses                                                                             33              22
-------------------------------------------------------------------------------------------------------------------
   Total Assets                                                                            382,204         285,664
-------------------------------------------------------------------------------------------------------------------

LIABILITIES:
   Payable for Investment Securities Purchased                                                 572             364
   Payable for Fund Shares Redeemed                                                            435           2,492
   Distribution Fees Payable                                                                    20              13
   Investment Advisory Fees Payable                                                             32              24
   Bank Overdraft                                                                               11              --
   Administrative Servicing Fees Payable                                                         4               6
   Accrued Expenses                                                                             28              22
-------------------------------------------------------------------------------------------------------------------
   Total Liabilities                                                                         1,102           2,921
-------------------------------------------------------------------------------------------------------------------
Net Assets                                                                               $ 381,102       $ 282,743
===================================================================================================================

NET ASSETS:
   Paid in Capital
      (unlimited authorization -- no par value)                                          $ 363,075       $ 261,525
   Undistributed Net Investment Income                                                         890             822
   Accumulated Net Realized Gain (Loss) on Investments                                       7,733           4,132
   Net Unrealized Appreciation (Depreciation) on Investments                                 9,404          16,264
-------------------------------------------------------------------------------------------------------------------
Net Assets                                                                               $ 381,102       $ 282,743
===================================================================================================================
   Net Asset Value, Offering and Redemption Price Per Share -- Class A
      ($56,118,595 / 4,975,056 shares), ($94,596,598 / 8,620,310 shares),
      ($178,976,331 / 14,960,183 shares), ($338,254,253 / 25,444,475 shares),
      ($236,476,962 / 17,370,016), ($142,448,985 / 10,862,698), and
      ($89,769,917 / 5,785,290), respectively                                            $   13.29       $   13.61
   Net Asset Value, Offering and Redemption Price Per Share --
      Class D ($8,453,027 / 753,810 shares), ($8,941,807 /
      816,201 shares), ($7,674,053 / 647,500 shares),
      ($19,585,748 / 1,478,793 shares), ($14,025,832 /
      1,037,107), ($6,045,650 / 489,114), and ($13,190,048 /
      903,300), respectively                                                             $   13.24       $   13.52
   Net Asset Value, Offering and Redemption Price Per Share --
      Class I ($4,165,500 / 369,803 shares), ($7,250,499 /
      661,551 shares), ($18,748,216 / 1,571,678 shares),
      ($23,262,096 / 1,750,821 shares), ($32,240,440 /
      2,369,496), ($9,109,969 / 696,291), and ($5,935,678 /
      383,459), respectively                                                             $   13.29       $   13.61
===================================================================================================================


                                                                                       DIVERSIFIED
                                                                                            GLOBAL     DIVERSIFIED
                                                                                             STOCK      U.S. STOCK
                                                                                              FUND            FUND
-------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments in Affiliated Funds, at Market Value
      (Cost $69,169, $110,064, $195,803, $372,074,
      $268,737, $149,126, and $105,758, respectively.)                                   $ 157,627       $ 109,044
   Cash                                                                                         50              --
   Income Distribution Receivable from Affiliated Funds                                          6               4
   Receivable for Fund Shares Sold                                                             164              34
   Receivable for Investment Securities Sold                                                    --              62
   Receivable from Administrator                                                                12               9
   Prepaid Expenses                                                                             12               9
-------------------------------------------------------------------------------------------------------------------
   Total Assets                                                                            157,871         109,162
-------------------------------------------------------------------------------------------------------------------

LIABILITIES:
   Payable for Investment Securities Purchased                                                  55               4
   Payable for Fund Shares Redeemed                                                            177             169
   Distribution Fees Payable                                                                     7              13
   Investment Advisory Fees Payable                                                             13               9
   Bank Overdraft                                                                               --              62
   Administrative Servicing Fees Payable                                                         2               1
   Accrued Expenses                                                                             12               8
-------------------------------------------------------------------------------------------------------------------
   Total Liabilities                                                                           266             266
-------------------------------------------------------------------------------------------------------------------
Net Assets                                                                               $ 157,605       $ 108,896
===================================================================================================================

NET ASSETS:
   Paid in Capital
      (unlimited authorization -- no par value)                                          $ 159,369       $ 121,392
   Undistributed Net Investment Income                                                         481             485
   Accumulated Net Realized Gain (Loss) on Investments                                     (10,746)        (16,267)
   Net Unrealized Appreciation (Depreciation) on Investments                                 8,501           3,286
-------------------------------------------------------------------------------------------------------------------
Net Assets                                                                               $ 157,605       $ 108,896
===================================================================================================================
   Net Asset Value, Offering and Redemption Price Per Share -- Class A
      ($56,118,595 / 4,975,056 shares), ($94,596,598 / 8,620,310 shares),
      ($178,976,331 / 14,960,183 shares), ($338,254,253 / 25,444,475 shares),
      ($236,476,962 / 17,370,016), ($142,448,985 / 10,862,698), and
      ($89,769,917 / 5,785,290), respectively                                            $   13.11       $   15.52
   Net Asset Value, Offering and Redemption Price Per Share --
      Class D ($8,453,027 / 753,810 shares), ($8,941,807 /
      816,201 shares), ($7,674,053 / 647,500 shares),
      ($19,585,748 / 1,478,793 shares), ($14,025,832 /
      1,037,107), ($6,045,650 / 489,114), and ($13,190,048 /
      903,300), respectively                                                             $   12.36       $   14.60
   Net Asset Value, Offering and Redemption Price Per Share --
      Class I ($4,165,500 / 369,803 shares), ($7,250,499 /
      661,551 shares), ($18,748,216 / 1,571,678 shares),
      ($23,262,096 / 1,750,821 shares), ($32,240,440 /
      2,369,496), ($9,109,969 / 696,291), and ($5,935,678 /
      383,459), respectively                                                             $   13.08       $   15.48
===================================================================================================================

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
40 & 41              SEI Asset Allocation Trust / Annual Report / March 31, 2006

STATEMENTS OF ASSETS AND LIABILITIES  ($ Thousands)

For the year ended March 31, 2006

---------------------------------------------------------------------------------------------------------------------------
                                                                                             TM DEFENSIVE
                                                                               DEFENSIVE         STRATEGY     CONSERVATIVE
                                                                                STRATEGY       ALLOCATION         STRATEGY
                                                                                    FUND             FUND             FUND
---------------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments in Affiliated Funds, at Market Value
      (Cost $97,966, $18,828, $106,479, $33,611,
      $324,112, and $82,843, respectively.)                                    $  99,553        $  19,974        $ 110,280
   Cash                                                                               --                8              308
   Income Distribution Receivable from Affiliated Funds                              332               53              314
   Receivable for Fund Shares Sold                                                    94               71               65
   Receivable for Investment Securities Sold                                          28               --               --
   Receivable from Administrator                                                      13                1                9
   Prepaid Expenses                                                                    4                1                5
---------------------------------------------------------------------------------------------------------------------------
   Total Assets                                                                  100,024           20,108          110,981
---------------------------------------------------------------------------------------------------------------------------

LIABILITIES:
   Payable for Investment Securities Purchased                                       330               59              619
   Payable for Fund Shares Redeemed                                                  132               17               92
   Bank Overdraft                                                                     28               --               --
   Investment Advisory Fees Payable                                                    9                2                9
   Administration Fees Payable                                                        --               --               --
   Accrued Expenses                                                                   14                3               13
---------------------------------------------------------------------------------------------------------------------------
   Total Liabilities                                                                 513               81              733
---------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                     $  99,511        $  20,027        $ 110,248
===========================================================================================================================

NET ASSETS:
   Paid in Capital
      (unlimited authorization -- no par value)                                $  97,972        $  18,643        $ 106,391
   Undistributed Net Investment Income                                                32                5               30
   Accumulated Net Realized Gain (Loss) on Investments                               (80)             233               26
   Net Unrealized Appreciation on Investments                                      1,587            1,146            3,801
---------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                     $  99,511        $  20,027        $ 110,248
===========================================================================================================================
   Net Asset Value, Offering and Redemption Price Per Share -- Class A
      ($99,511,316 / 9,405,667 shares), ($20,027,101 / 1,579,868 shares),
      ($110,248,379 / 9,904,188 shares), ($37,197,171 / 3,291,420 shares),
      ($342,663,100 / 28,993,579), and ($91,539,227 / 6,523,806),
      respectively                                                             $   10.58        $   12.68        $   11.13
   Net Asset Value, Offering and Redemption Price Per Share --
      Class I ($114 / 10.64 shares), ($121 / 10.70 shares), and
      ($128 / 10.65 shares), respectively                                      $   10.70              n/a        $   11.29
===========================================================================================================================

---------------------------------------------------------------------------------------------------------------------------

                                                                         TM CONSERVATIVE                       TM MODERATE
                                                                                STRATEGY         MODERATE         STRATEGY
                                                                              ALLOCATION         STRATEGY       ALLOCATION
                                                                                    FUND             FUND             FUND
---------------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments in Affiliated Funds, at Market Value
      (Cost $97,966, $18,828, $106,479, $33,611,
      $324,112, and $82,843, respectively.)                                     $ 37,099        $ 342,208        $  91,518
   Cash                                                                              101              104              280
   Income Distribution Receivable from Affiliated Funds                               79              814              107
   Receivable for Fund Shares Sold                                                   120              957               59
   Receivable for Investment Securities Sold                                          --               --               --
   Receivable from Administrator                                                      --               24                4
   Prepaid Expenses                                                                    3               19                5
---------------------------------------------------------------------------------------------------------------------------
   Total Assets                                                                   37,402          344,126           91,973
---------------------------------------------------------------------------------------------------------------------------

LIABILITIES:
   Payable for Investment Securities Purchased                                       178              912              384
   Payable for Fund Shares Redeemed                                                   19              486               32
   Bank Overdraft                                                                     --               --               --
   Investment Advisory Fees Payable                                                    3               28                8
   Administration Fees Payable                                                         2               --               --
   Accrued Expenses                                                                    3               37               10
---------------------------------------------------------------------------------------------------------------------------
   Total Liabilities                                                                 205            1,463              434
---------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                      $ 37,197        $ 342,663        $  91,539
===========================================================================================================================

NET ASSETS:
   Paid in Capital
      (unlimited authorization -- no par value)                                 $ 33,234        $ 323,405        $  82,804
   Undistributed Net Investment Income                                                18              213                8
   Accumulated Net Realized Gain (Loss) on Investments                               457              949               52
   Net Unrealized Appreciation on Investments                                      3,488           18,096            8,675
---------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                      $ 37,197        $ 342,663        $  91,539
===========================================================================================================================
   Net Asset Value, Offering and Redemption Price Per Share -- Class A
      ($99,511,316 / 9,405,667 shares), ($20,027,101 / 1,579,868 shares),
      ($110,248,379 / 9,904,188 shares), ($37,197,171 / 3,291,420 shares),
      ($342,663,100 / 28,993,579), and ($91,539,227 / 6,523,806),
      respectively                                                              $  11.30        $   11.82        $   14.03
   Net Asset Value, Offering and Redemption Price Per Share --
      Class I ($114 / 10.64 shares), ($121 / 10.70 shares), and
      ($128 / 10.65 shares), respectively                                            n/a        $   12.05              n/a
===========================================================================================================================

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
42 & 43              SEI Asset Allocation Trust / Annual Report / March 31, 2006

STATEMENTS OF ASSETS AND LIABILITIES  ($ Thousands)

For the year ended March 31, 2006

---------------------------------------------------------------------------------------------------------------------------
                                                                                              TAX-MANAGED
                                                                              AGGRESSIVE       AGGRESSIVE      CORE MARKET
                                                                                STRATEGY         STRATEGY         STRATEGY
                                                                                    FUND             FUND             FUND
---------------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments in Affiliated Funds, at Market Value
      (Cost $180,141, $58,946, $82,349, $18,283,
      $444,858, and $113,178, respectively.)                                   $ 192,663        $  66,646        $  84,033
   Cash                                                                              220              396              161
   Receivable for Fund Shares Sold                                                   238               37              293
   Income Distribution Receivable from Affiliated Funds                              121               25              178
   Prepaid Expenses                                                                   10                4                5
   Receivable from Administrator                                                      14                3                6
   Receivable for Investment Securities Sold                                          --               --               --
---------------------------------------------------------------------------------------------------------------------------
   Total Assets                                                                  193,266           67,111           84,676
---------------------------------------------------------------------------------------------------------------------------

LIABILITIES:
   Payable for Investment Securities Purchased                                       337              421              341
   Payable for Fund Shares Redeemed                                                  238               18              271
   Investment Advisory Fees Payable                                                   16                5                7
   Bank Overdraft                                                                     --               --               --
   Administration Fees Payable                                                        --               --               --
   Accrued Expenses                                                                   21                7                9
---------------------------------------------------------------------------------------------------------------------------
   Total Liabilities                                                                 612              451              628
---------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                     $ 192,654        $  66,660        $  84,048
===========================================================================================================================

NET ASSETS:
   Paid in Capital
      (unlimited authorization -- no par value)                                $ 171,671        $  58,529        $  80,406
   Undistributed Net Investment Income                                               542               45              149
   Accumulated Net Realized Gain on Investments                                    7,919              386            1,809
   Net Unrealized Appreciation on Investments                                     12,522            7,700            1,684
---------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                     $ 192,654        $  66,660        $  84,048
===========================================================================================================================
   Net Asset Value, Offering and Redemption Price Per Share -- Class A
      ($192,653,786 / 14,621,264 shares), ($66,660,301 / 5,027,264 shares),
      ($84,047,386 / 7,388,945 shares), ($20,456,392 / 1,583,438 shares),
      ($466,958,444 / 38,341,597), and
      ($127,790,623 / 8,624,987), respectively                                 $   13.18        $   13.26        $   11.37
   Net Asset Value, Offering and Redemption Price Per Share --
      Class I ($137 / 10.52 shares), ($124 / 10.69 shares), and
      ($127 / 10.58 shares), respectively                                      $   12.99              n/a        $   11.63
===========================================================================================================================

---------------------------------------------------------------------------------------------------------------------------
                                                                                 TM CORE                         TM MARKET
                                                                                  MARKET                            GROWTH
                                                                                STRATEGY    MARKET GROWTH         STRATEGY
                                                                              ALLOCATION         STRATEGY       ALLOCATION
                                                                                    FUND             FUND             FUND
---------------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments in Affiliated Funds, at Market Value
      (Cost $180,141, $58,946, $82,349, $18,283,
      $444,858, and $113,178, respectively.)                                   $  20,475        $ 465,380        $ 127,519
   Cash                                                                               --            1,241              686
   Receivable for Fund Shares Sold                                                    --            1,919              312
   Income Distribution Receivable from Affiliated Funds                                8              643               48
   Prepaid Expenses                                                                    2               25                7
   Receivable from Administrator                                                      --               29                7
   Receivable for Investment Securities Sold                                          28               --               --
---------------------------------------------------------------------------------------------------------------------------
   Total Assets                                                                   20,513          469,237          128,579
---------------------------------------------------------------------------------------------------------------------------

LIABILITIES:
   Payable for Investment Securities Purchased                                         8            1,883              732
   Payable for Fund Shares Redeemed                                                   14              308               32
   Investment Advisory Fees Payable                                                    2               37               10
   Bank Overdraft                                                                     28               --               --
   Administration Fees Payable                                                         3               --               --
   Accrued Expenses                                                                    2               50               14
---------------------------------------------------------------------------------------------------------------------------
   Total Liabilities                                                                  57            2,278              788
---------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                     $  20,456        $ 466,959        $ 127,791
===========================================================================================================================

NET ASSETS:
   Paid in Capital
      (unlimited authorization -- no par value)                                $  17,603        $ 430,056        $ 112,563
   Undistributed Net Investment Income                                                18            1,004               83
   Accumulated Net Realized Gain on Investments                                      643           15,377              804
   Net Unrealized Appreciation on Investments                                      2,192           20,522           14,341
---------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                     $  20,456        $ 466,959        $ 127,791
===========================================================================================================================
   Net Asset Value, Offering and Redemption Price Per Share -- Class A
      ($192,653,786 / 14,621,264 shares), ($66,660,301 / 5,027,264 shares),
      ($84,047,386 / 7,388,945 shares), ($20,456,392 / 1,583,438 shares),
      ($466,958,444 / 38,341,597), and
      ($127,790,623 / 8,624,987), respectively                                 $   12.92        $   12.18        $   14.82
   Net Asset Value, Offering and Redemption Price Per Share --
      Class I ($137 / 10.52 shares), ($124 / 10.69 shares), and
      ($127 / 10.58 shares), respectively                                            n/a        $   12.04              n/a
===========================================================================================================================

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
44 & 45              SEI Asset Allocation Trust / Annual Report / March 31, 2006

STATEMENTS OF OPERATIONS ($ Thousands)

For the year ended March 31, 2006

----------------------------------------------------------------------------------------------------------------------------
                                                                             DIVERSIFIED                        DIVERSIFIED
                                                                            CONSERVATIVE      DIVERSIFIED            GLOBAL
                                                                                  INCOME     CONSERVATIVE   MODERATE GROWTH
                                                                                    FUND             FUND              FUND
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Income Distributions from Affiliated Funds                                  $   2,236        $   3,250         $   4,845
----------------------------------------------------------------------------------------------------------------------------

EXPENSES:
   Administration Fees                                                               142              222               384
   Distribution & Shareholder Servicing Fees -- Class D                               96               92                90
   Investment Advisory Fees                                                           71              111               192
   Administrative Servicing Fees -- Class I Shares                                    11               19                43
   Registration Fees                                                                  19               28                53
   Printing Fees                                                                       7               12                19
   Trustees' Fees                                                                      7               10                18
   Professional Fees                                                                   4               10                19
   Custodian Fees/Wire Agent Fees                                                      2                4                 7
   Proxy Costs                                                                         1                1                 2
   Other Expenses                                                                      3                5                 8
----------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                                    363              514               835
----------------------------------------------------------------------------------------------------------------------------
   Less: Administration Fees Waived                                                 (142)            (222)             (384)
         Reimbursement from Administrator                                            (29)             (47)              (85)
----------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                                                      192              245               366
----------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                              2,044            3,005             4,479
============================================================================================================================
   NET REALIZED AND UNREALIZED GAIN
      (LOSS) FROM AFFILIATED FUNDS:
   Net Realized Gain (Loss) from Sales of Affiliated Funds                         1,602            3,167             5,788
   Capital Gain Distributions Received from Affiliated Funds                         692            1,373             3,647
   Net Change in Unrealized Appreciation (Depreciation)
      from Affiliated Funds                                                         (553)           1,165             9,084
----------------------------------------------------------------------------------------------------------------------------
   Net Realized and Unrealized Gain from Affiliated Funds                          1,741            5,705            18,519
----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                                             $   3,785        $   8,710         $  22,998
============================================================================================================================

----------------------------------------------------------------------------------------------------------------------------------
                                                                      DIVERSIFIED     DIVERSIFIED      DIVERSIFIED
                                                                         MODERATE          GLOBAL           GLOBAL    DIVERSIFIED
                                                                           GROWTH          GROWTH            STOCK     U.S. STOCK
                                                                             FUND            FUND             FUND           FUND
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Income Distributions from Affiliated Funds                            $  8,575        $  4,604         $  1,538       $    738
----------------------------------------------------------------------------------------------------------------------------------

EXPENSES:
   Administration Fees                                                        756             522              288            214
   Distribution & Shareholder Servicing Fees -- Class D                       191             136               60            128
   Investment Advisory Fees                                                   378             261              144            107
   Administrative Servicing Fees -- Class I Shares                             52              67               20             13
   Registration Fees                                                           92              63               37             31
   Printing Fees                                                               43              29               15             11
   Trustees' Fees                                                              35              23               13             10
   Professional Fees                                                           31              24               13             10
   Custodian Fees/Wire Agent Fees                                              14              10                6              4
   Proxy Costs                                                                  4               3                1              1
   Other Expenses                                                              14               8                4              3
----------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                           1,610           1,146              601            532
----------------------------------------------------------------------------------------------------------------------------------
   Less: Administration Fees Waived                                          (756)           (522)            (288)          (214)
         Reimbursement from Administrator                                    (153)           (105)             (59)           (47)
----------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                                               701             519              254            271
----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                       7,874           4,085            1,284            467
==================================================================================================================================
   NET REALIZED AND UNREALIZED GAIN
      (LOSS) FROM AFFILIATED FUNDS:
   Net Realized Gain (Loss) from Sales of Affiliated Funds                  6,446           2,261          (11,572)       (13,294)
   Capital Gain Distributions Received from Affiliated Funds                6,352           6,065            3,741          3,367
   Net Change in Unrealized Appreciation (Depreciation)
      from Affiliated Funds                                                20,016          26,207           31,418         25,099
----------------------------------------------------------------------------------------------------------------------------------
   Net Realized and Unrealized Gain from Affiliated Funds                  32,814          34,533           23,587         15,172
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                                       $ 40,688        $ 38,618         $ 24,871       $ 15,639
==================================================================================================================================

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
46 & 47              SEI Asset Allocation Trust / Annual Report / March 31, 2006

STATEMENTS OF OPERATIONS ($ Thousands)

For the year ended March 31, 2006

---------------------------------------------------------------------------------------------------------------------------
                                                                                             TM DEFENSIVE
                                                                               DEFENSIVE         STRATEGY     CONSERVATIVE
                                                                                STRATEGY       ALLOCATION         STRATEGY
                                                                                    FUND             FUND             FUND
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Income Distributions from Affiliated Funds                                  $   2,460        $     442        $   2,622
---------------------------------------------------------------------------------------------------------------------------

EXPENSES:
   Administration Fees                                                               130               22              146
   Investment Advisory Fees                                                           65               11               73
   Registration Fees                                                                  15                4               18
   Professional Fees                                                                   7                1                7
   Printing Fees                                                                       5                1                7
   Trustees' Fees                                                                      4                1                5
   Custodian Fees/Wire Agent Fees                                                      3               --                3
   Proxy Costs                                                                        --               --               --
   Other Expenses                                                                     --                1                2
---------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                                    229               41              261
---------------------------------------------------------------------------------------------------------------------------
   Less: Administration Fees Waived                                                 (130)             (22)            (146)
         Reimbursement from Administrator                                            (35)              (8)             (42)
---------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                                                       64               11               73
---------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                              2,396              431            2,549
===========================================================================================================================
   NET REALIZED AND UNREALIZED GAIN
      (LOSS) FROM AFFILIATED FUNDS:
   Net Realized Gain (Loss) from Sales of Affiliated Funds                          (122)             287               (9)
   Capital Gain Distributions Received from Affiliated Funds                         261              177              443
   Net Change in Unrealized Appreciation from Affiliated Funds                     1,378            1,016            3,310
---------------------------------------------------------------------------------------------------------------------------
   Net Realized and Unrealized Gain from Affiliated Funds                          1,517            1,480            3,744
---------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                                             $   3,913        $   1,911        $   6,293
===========================================================================================================================

---------------------------------------------------------------------------------------------------------------------------
                                                                         TM CONSERVATIVE                       TM MODERATE
                                                                                STRATEGY         MODERATE         STRATEGY
                                                                              ALLOCATION         STRATEGY       ALLOCATION
                                                                                    FUND             FUND             FUND
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Income Distributions from Affiliated Funds                                  $   1,000        $   8,084        $   1,543
---------------------------------------------------------------------------------------------------------------------------

EXPENSES:
   Administration Fees                                                                60              486              130
   Investment Advisory Fees                                                           30              243               65
   Registration Fees                                                                  11               54               17
   Professional Fees                                                                   2               22                6
   Printing Fees                                                                       3               23                7
   Trustees' Fees                                                                      3               17                5
   Custodian Fees/Wire Agent Fees                                                      1               10                3
   Proxy Costs                                                                        --                1               --
   Other Expenses                                                                      1                4                2
---------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                                    111              860              235
---------------------------------------------------------------------------------------------------------------------------
   Less: Administration Fees Waived                                                  (60)            (486)            (130)
         Reimbursement from Administrator                                            (20)            (130)             (39)
---------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                                                       31              244               66
---------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                969            7,840            1,477
===========================================================================================================================
   NET REALIZED AND UNREALIZED GAIN
      (LOSS) FROM AFFILIATED FUNDS:
   Net Realized Gain (Loss) from Sales of Affiliated Funds                           652               (4)              --
   Capital Gain Distributions Received from Affiliated Funds                         358            2,362              621
   Net Change in Unrealized Appreciation from Affiliated Funds                     2,637           15,609            7,299
---------------------------------------------------------------------------------------------------------------------------
   Net Realized and Unrealized Gain from Affiliated Funds                          3,647           17,967            7,920
---------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                                             $   4,616        $  25,807        $   9,397
===========================================================================================================================

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
48 & 49              SEI Asset Allocation Trust / Annual Report / March 31, 2006

STATEMENTS OF OPERATIONS ($ Thousands)

For the year ended March 31, 2006

---------------------------------------------------------------------------------------------------------------------------
                                                                                              TAX-MANAGED
                                                                              AGGRESSIVE       AGGRESSIVE      CORE MARKET
                                                                                STRATEGY         STRATEGY         STRATEGY
                                                                                    FUND             FUND             FUND
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Income Distributions from Affiliated Funds                                  $   2,972        $     855        $   2,016
---------------------------------------------------------------------------------------------------------------------------

EXPENSES:
   Administration Fees                                                               250               96              122
   Investment Advisory Fees                                                          125               48               61
   Registration Fees                                                                  27               10               14
   Professional Fees                                                                  13                5                6
   Printing Fees                                                                      12                4                6
   Trustees' Fees                                                                      8                3                4
   Custodian Fees/Wire Agent Fees                                                      5                2                3
   Proxy Costs                                                                         1               --               --
   Other Expenses                                                                      3                1                2
---------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                                    444              169              218
---------------------------------------------------------------------------------------------------------------------------
   Less: Administration Fees Waived                                                 (250)             (96)            (122)
         Reimbursement from Administrator                                            (69)             (25)             (35)
---------------------------------------------------------------------------------------------------------------------------
    Net Expenses                                                                     125               48               61
---------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                              2,847              807            1,955
===========================================================================================================================
   NET REALIZED AND UNREALIZED GAIN
      (LOSS) FROM AFFILIATED FUNDS:
   Net Realized Gain (Loss) from Sales of Affiliated Funds                         5,196              (42)           1,283
   Capital Gain Distributions Received from Affiliated Funds                       3,740              657            1,033
   Net Change in Unrealized Appreciation from Affiliated Funds                    10,118            6,562            1,395
---------------------------------------------------------------------------------------------------------------------------
   Net Realized and Unrealized Gain from Affiliated Funds                         19,054            7,177            3,711
---------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                                             $  21,901        $   7,984        $   5,666
===========================================================================================================================

---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 TM MARKET
                                                                          TM CORE MARKET                            GROWTH
                                                                                STRATEGY    MARKET GROWTH         STRATEGY
                                                                              ALLOCATION         STRATEGY       ALLOCATION
                                                                                    FUND             FUND             FUND
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Income Distributions from Affiliated Funds                                  $     324        $   9,015        $   1,673
---------------------------------------------------------------------------------------------------------------------------

EXPENSES:
   Administration Fees                                                                36              634              178
   Investment Advisory Fees                                                           18              317               89
   Registration Fees                                                                   5               71               23
   Professional Fees                                                                   1               31                9
   Printing Fees                                                                       2               30                9
   Trustees' Fees                                                                      1               22                6
   Custodian Fees/Wire Agent Fees                                                      1               12                4
   Proxy Costs                                                                        --                1               --
   Other Expenses                                                                      1                7                3
---------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                                     65            1,125              321
---------------------------------------------------------------------------------------------------------------------------
   Less: Administration Fees Waived                                                  (36)            (634)            (178)
         Reimbursement from Administrator                                            (11)            (173)             (53)
---------------------------------------------------------------------------------------------------------------------------
    Net Expenses                                                                      18              318               90
---------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                306            8,697            1,583
===========================================================================================================================
   NET REALIZED AND UNREALIZED GAIN
      (LOSS) FROM AFFILIATED FUNDS:
   Net Realized Gain (Loss) from Sales of Affiliated Funds                           677           10,355              (25)
   Capital Gain Distributions Received from Affiliated Funds                         257            7,107            1,265
   Net Change in Unrealized Appreciation from Affiliated Funds                     1,846           16,176           12,054
---------------------------------------------------------------------------------------------------------------------------
   Net Realized and Unrealized Gain from Affiliated Funds                          2,780           33,638           13,294
---------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                                             $   3,086        $  42,335        $  14,877
===========================================================================================================================

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
50 & 51              SEI Asset Allocation Trust / Annual Report / March 31, 2006

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the years ended March 31,

--------------------------------------------------------------------------------------------------------------------------------
                                                           DIVERSIFIED                DIVERSIFIED          DIVERSIFIED GLOBAL
                                                       CONSERVATIVE INCOME           CONSERVATIVE            MODERATE GROWTH
                                                              FUND                       FUND                     FUND
--------------------------------------------------------------------------------------------------------------------------------
                                                         2006          2005          2006         2005        2006         2005
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                              $ 2,044      $  1,657      $  3,005     $  2,483    $  4,479     $  4,022
   Net Realized Gain (Loss)
      from Affiliated Funds                             1,602           279         3,167          736       5,788        6,030
   Capital Gain Distributions Received
      from Affiliated Funds                               692           559         1,373          909       3,647        1,391
   Net Change in Unrealized Appreciation
      (Depreciation) from Affiliated Funds               (553)         (612)        1,165           74       9,084       (1,655)
--------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets from Operations           3,785         1,883         8,710        4,202      22,998        9,788
--------------------------------------------------------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
   Class A                                             (1,732)       (1,684)       (2,660)      (2,556)     (3,974)      (4,325)
   Class D                                               (183)         (212)         (166)        (156)       (120)        (119)
   Class I                                               (125)          (88)         (186)        (185)       (380)        (283)
   Net Realized Gains:
   Class A                                               (339)         (642)         (495)      (1,040)       (782)      (7,509)
   Class D                                                (53)         (134)          (47)        (106)        (44)        (391)
   Class I                                                (25)          (35)          (37)         (89)        (77)        (603)
--------------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                   (2,457)       (2,795)       (3,591)      (4,132)     (5,377)     (13,230)
--------------------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:(1)
   CLASS A:
   Proceeds from Shares Issued                          9,615        23,827        20,347       42,195      44,076       47,389
   Reinvestment of Dividends and Distributions          2,057         2,310         3,152        3,587       4,752       11,823
   Cost of Shares Redeemed                            (14,510)      (23,911)      (25,516)     (27,504)    (43,341)     (74,586)
--------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
      from Class A Transactions                        (2,838)        2,226        (2,017)      18,278       5,487      (15,374)
--------------------------------------------------------------------------------------------------------------------------------
   CLASS D:
   Proceeds from Shares Issued                            819         1,315         1,287        1,746       1,348        1,477
   Reinvestment of Cash Distributions                     216           312           207          247         160          489
   Cost of shares Redeemed                             (4,961)       (3,041)       (2,027)      (2,070)     (3,014)      (2,279)
--------------------------------------------------------------------------------------------------------------------------------
   Decrease in Net Assets Derived
      from Class D Transactions                        (3,926)       (1,414)         (533)         (77)     (1,506)        (313)
--------------------------------------------------------------------------------------------------------------------------------
   CLASS I:
   Proceeds from Shares Issued                          1,846         1,223         2,047        4,044      10,715        9,083
   Reinvestment of Cash Distributions                     150           122           223          274         452          880
   Cost of Shares Redeemed                             (1,552)       (1,073)       (2,944)      (2,805)     (7,919)      (4,226)
--------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
      From Class I Transactions                           444           272          (674)       1,513       3,248        5,737
--------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
      from Capital Share Transactions                  (6,320)        1,084        (3,224)      19,714       7,229       (9,950)
--------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets               (4,992)          172         1,895       19,784      24,850      (13,392)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSETS:
   BEGINNING OF YEAR                                   73,729        73,557       108,894       89,110     180,549      193,941
--------------------------------------------------------------------------------------------------------------------------------
   END OF YEAR                                        $68,737      $ 73,729      $110,789     $108,894    $205,399     $180,549
================================================================================================================================
   Undistributed Net Investment Income
      Included in Net Assets at End of Period         $    97      $     13      $    183     $     27    $    538     $     19
================================================================================================================================

-------------------------------------------------------------------------------------------------------
                                                           DIVERSIFIED                DIVERSIFIED
                                                         MODERATE GROWTH             GLOBAL GROWTH
                                                              FUND                       FUND
-------------------------------------------------------------------------------------------------------
                                                         2006          2005          2006         2005
-------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                             $  7,874      $  6,865      $  4,085     $  3,547
   Net Realized Gain (Loss)
      from Affiliated Funds                             6,446         4,993         2,261         (592)
   Capital Gain Distributions Received
      from Affiliated Funds                             6,352         3,128         6,065        1,739
   Net Change in Unrealized Appreciation
      (Depreciation) from Affiliated Funds             20,016         4,734        26,207       10,205
-------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets from Operations          40,688        19,720        38,618       14,899
-------------------------------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
   Class A                                             (7,236)       (7,134)       (3,611)      (3,571)
   Class D                                               (224)         (205)          (85)        (101)
   Class I                                               (409)         (314)         (389)        (291)
   Net Realized Gains:
   Class A                                               (352)       (1,178)       (1,243)      (3,177)
   Class D                                                (20)          (70)          (75)        (248)
   Class I                                                (22)          (58)         (160)        (305)
-------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                   (8,263)       (8,959)       (5,563)      (7,693)
-------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:(1)
   CLASS A:
   Proceeds from Shares Issued                         43,880       207,833        60,126       72,416
   Reinvestment of Dividends and Distributions          7,553         8,298         4,843        6,734
   Cost of Shares Redeemed                            (79,838)      (89,114)      (62,886)     (49,714)
-------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
      from Class A Transactions                       (28,405)      127,017         2,083       29,436
-------------------------------------------------------------------------------------------------------
   CLASS D:
   Proceeds from Shares Issued                          2,753         2,922         2,224        2,427
   Reinvestment of Cash Distributions                     219           246           160          291
   Cost of shares Redeemed                             (3,579)       (5,932)       (3,380)      (7,482)
-------------------------------------------------------------------------------------------------------
   Decrease in Net Assets Derived
      from Class D Transactions                          (607)       (2,764)         (996)      (4,764)
-------------------------------------------------------------------------------------------------------
   CLASS I:
   Proceeds from Shares Issued                          5,589        11,875        13,033        9,740
   Reinvestment of Cash Distributions                     431           372           550          595
   Cost of Shares Redeemed                             (3,680)       (4,351)       (7,047)      (3,451)
-------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
      From Class I Transactions                         2,340         7,896         6,536        6,884
-------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
      from Capital Share Transactions                 (26,672)      132,149         7,623       31,556
-------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets                5,753       142,910        40,678       38,762
-------------------------------------------------------------------------------------------------------

NET ASSETS:
   BEGINNING OF YEAR                                  375,349       232,439       242,065      203,303
-------------------------------------------------------------------------------------------------------
   END OF YEAR                                       $381,102      $375,349      $282,743     $242,065
=======================================================================================================
   Undistributed Net Investment Income
      Included in Net Assets at End of Period        $    890      $     41      $    822     $     18
=======================================================================================================

-------------------------------------------------------------------------------------------------------
                                                           DIVERSIFIED                DIVERSIFIED
                                                          GLOBAL STOCK                U.S. STOCK
                                                              FUND                       FUND
-------------------------------------------------------------------------------------------------------
                                                         2006          2005          2006         2005
-------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                             $  1,284      $  1,351      $    467     $    730
   Net Realized Gain (Loss)
      from Affiliated Funds                           (11,572)        2,999       (13,294)         680
   Capital Gain Distributions Received
      from Affiliated Funds                             3,741           945         3,367        1,050
   Net Change in Unrealized Appreciation
      (Depreciation) from Affiliated Funds             31,418         4,285        25,099        3,186
-------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets from Operations          24,871         9,580        15,639        5,646
-------------------------------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
   Class A                                             (1,201)       (1,361)         (450)        (811)
   Class D                                                (18)          (42)           --          (22)
   Class I                                                (66)          (54)          (19)         (17)
   Net Realized Gains:
   Class A                                               (227)         (412)         (164)        (429)
   Class D                                                (10)          (26)          (25)         (69)
   Class I                                                (18)          (22)          (11)         (13)
-------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                   (1,540)       (1,917)         (669)      (1,361)
-------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:(1)
   CLASS A:
   Proceeds from Shares Issued                         33,899        34,312        14,539       20,194
   Reinvestment of Dividends and Distributions          1,424         1,769           606        1,220
   Cost of Shares Redeemed                            (36,953)      (43,597)      (27,752)     (35,677)
-------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
      from Class A Transactions                        (1,630)       (7,516)      (12,607)     (14,263)
-------------------------------------------------------------------------------------------------------
   CLASS D:
   Proceeds from Shares Issued                          1,136         1,392         1,922        2,137
   Reinvestment of Cash Distributions                      29            67            25           89
   Cost of shares Redeemed                             (2,967)       (2,881)       (3,193)      (5,688)
-------------------------------------------------------------------------------------------------------
   Decrease in Net Assets Derived
      from Class D Transactions                        (1,802)       (1,422)       (1,246)      (3,462)
-------------------------------------------------------------------------------------------------------
   CLASS I:
   Proceeds from Shares Issued                          5,514         5,833         3,110        2,659
   Reinvestment of Cash Distributions                      84            76            29           30
   Cost of Shares Redeemed                             (6,305)       (1,024)       (2,261)        (732)
-------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
      From Class I Transactions                          (707)        4,885           878        1,957
-------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
      from Capital Share Transactions                  (4,139)       (4,053)      (12,975)     (15,768)
-------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets               19,192         3,610         1,995      (11,483)
-------------------------------------------------------------------------------------------------------

NET ASSETS:
   BEGINNING OF YEAR                                  138,413       134,803       106,901      118,384
-------------------------------------------------------------------------------------------------------
   END OF YEAR                                       $157,605      $138,413      $108,896     $106,901
=======================================================================================================
   Undistributed Net Investment Income
      Included in Net Assets at End of Period        $    481      $     --      $    485     $     --
=======================================================================================================

(1) For Capital Share Transactions see footnote 4 in the notes to the financial statements.

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
52 & 53              SEI Asset Allocation Trust / Annual Report / March 31, 2006

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the years ended March 31,

-------------------------------------------------------------------------------------------------------------------
                                                                                                  TM DEFENSIVE
                                                                     DEFENSIVE STRATEGY       STRATEGY ALLOCATION
                                                                            FUND                      FUND
-------------------------------------------------------------------------------------------------------------------
                                                                       2006          2005         2006        2005
-------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                           $  2,396      $    449     $    431    $    199
   Net Realized Gain (Loss) from Affiliated Funds                      (122)           62          287         (55)
   Capital Gain Distributions Received from Affiliated Funds            261            38          177          15
   Net Change in Unrealized Appreciation from Affiliated Funds        1,378           201        1,016         129
-------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets from Operations                         3,913           750        1,911         288
-------------------------------------------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
   Class A                                                           (2,375)         (449)        (405)       (221)
   Net Realized Gains:
   Class A                                                             (215)         (100)        (224)        (50)
   Return of Capital:
   Class A(1)                                                            --            --           --     (11,847)
-------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                 (2,590)         (549)        (629)    (12,118)
-------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:(2)
   CLASS A:
   Proceeds from Shares Issued                                      107,348        33,531       20,733      20,359
   Reinvestment of Dividends and Distributions                        2,544           545          610         149
   Cost of Shares Redeemed                                          (38,291)      (10,190)      (7,206)     (5,319)
-------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived from Class A Transactions          71,601        23,886       14,137      15,189
-------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived from
      Capital Share Transactions                                     71,601        23,886       14,137      15,189
-------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets                                        72,924        24,087       15,419       3,359
-------------------------------------------------------------------------------------------------------------------

NET ASSETS:
   BEGINNING OF YEAR                                                 26,587         2,500        4,608       1,249
-------------------------------------------------------------------------------------------------------------------
   END OF YEAR                                                     $ 99,511      $ 26,587     $ 20,027    $  4,608
-------------------------------------------------------------------------------------------------------------------
   Undistributed Net Investment Income/
      (Distributions in Excess of Net Investment
      Income) Included in Net Assets at End of Period              $     32      $     11     $      5    $    (21)
===================================================================================================================

-------------------------------------------------------------------------------------------------------------------
                                                                                                TM CONSERVATIVE
                                                                   CONSERVATIVE STRATEGY      STRATEGY ALLOCATION
                                                                            FUND                      FUND
-------------------------------------------------------------------------------------------------------------------
                                                                       2006          2005         2006        2005
-------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                           $  2,549      $    675     $    969    $    724
   Net Realized Gain (Loss) from Affiliated Funds                        (9)           75          652         (23)
   Capital Gain Distributions Received from Affiliated Funds            443            70          358          78
   Net Change in Unrealized Appreciation from Affiliated Funds        3,310           473        2,637         840
-------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets from Operations                         6,293         1,293        4,616       1,619
-------------------------------------------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
   Class A                                                           (2,531)         (677)        (941)       (755)
   Net Realized Gains:
   Class A                                                             (383)         (168)        (535)       (260)
   Return of Capital:
   Class A(1)                                                            --            --           --     (27,664)
-------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                 (2,914)         (845)      (1,476)    (28,679)
-------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:(2)
   CLASS A:
   Proceeds from Shares Issued                                       77,259        53,415       20,466      53,418
   Reinvestment of Dividends and Distributions                        2,762           787        1,379         661
   Cost of Shares Redeemed                                          (20,420)      (10,474)     (13,231)     (4,666)
-------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived from Class A Transactions          59,601        43,728        8,614      49,413
-------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived from
      Capital Share Transactions                                     59,601        43,728        8,614      49,413
-------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets                                        62,980        44,176       11,754      22,353
-------------------------------------------------------------------------------------------------------------------

NET ASSETS:
   BEGINNING OF YEAR                                                 47,268         3,092       25,443       3,090
-------------------------------------------------------------------------------------------------------------------
   END OF YEAR                                                     $110,248      $ 47,268     $ 37,197    $ 25,443
===================================================================================================================
   Undistributed Net Investment Income/
      (Distributions in Excess of Net Investment
      Income) Included in Net Assets at End of Period              $     30      $     12     $     18    $    (21)
===================================================================================================================

-------------------------------------------------------------------------------------------------------------------
                                                                                                   TM MODERATE
                                                                     MODERATE STRATEGY        STRATEGY ALLOCATION
                                                                            FUND                      FUND
-------------------------------------------------------------------------------------------------------------------
                                                                       2006          2005         2006        2005
-------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                           $  7,840      $  2,283     $  1,477    $    785
   Net Realized Gain (Loss) from Affiliated Funds                        (4)          213           --         (60)
   Capital Gain Distributions Received from Affiliated Funds          2,362           412          621          67
   Net Change in Unrealized Appreciation from Affiliated Funds       15,609         2,408        7,299       1,370
-------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets from Operations                        25,807         5,316        9,397       2,162
-------------------------------------------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
   Class A                                                           (7,802)       (2,280)      (1,448)       (811)
   Net Realized Gains:
   Class A                                                           (1,364)         (526)        (563)       (325)
   Return of Capital:
   Class A(1)                                                            --            --           --     (28,181)
-------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                 (9,166)       (2,806)      (2,011)    (29,317)
-------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:(2)
   CLASS A:
   Proceeds from Shares Issued                                      225,327       166,768       58,255      69,217
   Reinvestment of Dividends and Distributions                        8,679         2,773        1,939         744
   Cost of Shares Redeemed                                          (71,801)      (17,634)     (16,322)     (4,643)
-------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived from Class A Transactions         162,205       151,907       43,872      65,318
-------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived from
      Capital Share Transactions                                    162,205       151,907       43,872      65,318
-------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets                                       178,846       154,417       51,258      38,163
-------------------------------------------------------------------------------------------------------------------

NET ASSETS:
   BEGINNING OF YEAR                                                163,817         9,400       40,281       2,118
-------------------------------------------------------------------------------------------------------------------
   END OF YEAR                                                     $342,663      $163,817     $ 91,539    $ 40,281
===================================================================================================================
   Undistributed Net Investment Income/
      (Distributions in Excess of Net Investment
      Income) Included in Net Assets at End of Period              $    213      $     33     $      8    $    (21)
===================================================================================================================

(1) For more information see footnote 7 in the notes to the financial statements.

(2) For Capital Share Transactions see footnote 4 in the notes to the financial statements.

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
54 & 55              SEI Asset Allocation Trust / Annual Report / March 31, 2006

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the years ended March 31,

-------------------------------------------------------------------------------------------------------------------
                                                                                                  TAX-MANAGED
                                                                    AGGRESSIVE STRATEGY       AGGRESSIVE STRATEGY
                                                                            FUND                      FUND
-------------------------------------------------------------------------------------------------------------------
                                                                       2006          2005         2006        2005
-------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                           $  2,847      $    988     $    807    $    339
   Net Realized Gain (Loss) from Affiliated Funds                     5,196           (89)         (42)        (40)
   Capital Gain Distributions Received from Affiliated Funds          3,740           611          657         221
   Net Change in Unrealized Appreciation from Affiliated Funds       10,118         2,355        6,562       1,134
-------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets from Operations                        21,901         3,865        7,984       1,654
-------------------------------------------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
   Class A                                                           (2,842)         (994)        (807)       (343)
   Net Realized Gains:
   Class A                                                             (665)         (254)        (315)        (34)
   Return of Capital:
   Class A(1)                                                            --            --           --          --
-------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                 (3,507)       (1,248)      (1,122)       (377)
-------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:(2)
   CLASS A:
   Proceeds from Shares Issued                                      117,209        74,114       32,911      33,792
   Reinvestment of Dividends and Distributions                        3,481         1,239        1,113         375
   Cost of Shares Redeemed                                          (19,930)      (11,191)      (8,357)     (3,977)
-------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived from Class A Transactions         100,760        64,162       25,667      30,190
-------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived from
      Capital Share Transactions                                    100,760        64,162       25,667      30,190
-------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets                                       119,154        66,779       32,529      31,467
-------------------------------------------------------------------------------------------------------------------

NET ASSETS:
   BEGINNING OF YEAR                                                 73,500         6,721       34,131       2,664
-------------------------------------------------------------------------------------------------------------------
   END OF YEAR                                                     $192,654      $ 73,500     $ 66,660    $ 34,131
===================================================================================================================
   Undistributed Net Investment Income/
      (Distributions in Excess of Net Investment
      Income) Included in Net Assets at End of Period              $    542      $      6     $     45    $      1
===================================================================================================================

-------------------------------------------------------------------------------------------------------------------
                                                                                                 TM CORE MARKET
                                                                    CORE MARKET STRATEGY      STRATEGY ALLOCATION
                                                                            FUND                      FUND
-------------------------------------------------------------------------------------------------------------------
                                                                       2006          2005         2006        2005
-------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                           $  1,955      $    694     $    306    $    251
   Net Realized Gain (Loss) from Affiliated Funds                     1,283             9          677        (234)
   Capital Gain Distributions Received from Affiliated Funds          1,033           293          257          89
   Net Change in Unrealized Appreciation from Affiliated Funds        1,395           232        1,846         343
-------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets from Operations                         5,666         1,228        3,086         449
-------------------------------------------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
   Class A                                                           (1,946)         (698)        (284)       (273)
   Net Realized Gains:
   Class A                                                             (378)         (218)        (266)       (110)
   Return of Capital:
   Class A(1)                                                            --            --           --     (12,226)
-------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                 (2,324)         (916)        (550)    (12,609)
-------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:(2)
   CLASS A:
   Proceeds from Shares Issued                                       55,372        48,368       11,015      29,699
   Reinvestment of Dividends and Distributions                        2,313           916          516         155
   Cost of Shares Redeemed                                          (17,581)      (14,861)      (7,085)     (4,602)
-------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived from Class A Transactions          40,104        34,423        4,446      25,252
-------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived from
      Capital Share Transactions                                     40,104        34,423        4,446      25,252
-------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets                                        43,446        34,735        6,982      13,092
-------------------------------------------------------------------------------------------------------------------

NET ASSETS:
   BEGINNING OF YEAR                                                 40,602         5,867       13,474         382
-------------------------------------------------------------------------------------------------------------------
   END OF YEAR                                                     $ 84,048      $ 40,602     $ 20,456    $ 13,474
===================================================================================================================
   Undistributed Net Investment Income/
      (Distributions in Excess of Net Investment
      Income) Included in Net Assets at End of Period              $    149      $      8     $     18    $    (21)
===================================================================================================================

-------------------------------------------------------------------------------------------------------------------
                                                                                                TM MARKET GROWTH
                                                                   MARKET GROWTH STRATEGY     STRATEGY ALLOCATION
                                                                            FUND                      FUND
-------------------------------------------------------------------------------------------------------------------
                                                                       2006          2005         2006        2005
-------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                           $  8,697      $  3,083     $  1,583    $    942
   Net Realized Gain (Loss) from Affiliated Funds                    10,355          (139)         (25)       (180)
   Capital Gain Distributions Received from Affiliated Funds          7,107         1,602        1,265         421
   Net Change in Unrealized Appreciation from Affiliated Funds       16,176         4,309       12,054       2,185
-------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets from Operations                        42,335         8,855       14,877       3,368
-------------------------------------------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
   Class A                                                           (8,662)       (3,076)      (1,559)       (996)
   Net Realized Gains:
   Class A                                                           (1,598)         (643)        (244)       (677)
   Return of Capital:
   Class A(1)                                                            --            --           --     (15,411)
-------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                (10,260)       (3,719)      (1,803)    (17,084)
-------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:(2)
   CLASS A:
   Proceeds from Shares Issued                                      276,914       217,243       77,179      73,737
   Reinvestment of Dividends and Distributions                       10,138         3,672        1,787         824
   Cost of Shares Redeemed                                          (60,706)      (29,220)     (20,014)    (16,688)
-------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived from Class A Transactions         226,346       191,695       58,952      57,873
-------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived from
      Capital Share Transactions                                    226,346       191,695       58,952      57,873
-------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets                                       258,421       196,831       72,026      44,157
-------------------------------------------------------------------------------------------------------------------

NET ASSETS:
   BEGINNING OF YEAR                                                208,538        11,707       55,765      11,608
-------------------------------------------------------------------------------------------------------------------
   END OF YEAR                                                     $466,959      $208,538     $127,791    $ 55,765
===================================================================================================================
   Undistributed Net Investment Income/
      (Distributions in Excess of Net Investment
      Income) Included in Net Assets at End of Period              $  1,004      $     23     $     83    $    (22)
===================================================================================================================

(1) For more information see footnote 7 in the notes to the financial statements.

(2) For Capital Share Transactions see footnote 4 in the notes to the financial statements.

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
56 & 57              SEI Asset Allocation Trust / Annual Report / March 31, 2006

FINANCIAL HIGHLIGHTS

For the periods ended March 31,

For a Share Outstanding Throughout each Period
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                          Net Realized
                                                   and                         Distributions
                  Net Asset                 Unrealized              Dividends           from          Total
                     Value,         Net          Gains               from Net       Realized      Dividends     Net Asset
                  Beginning  Investment    (Losses) on  Total from Investment        Capital            and    Value, End
                  of Period      Income     Securities  Operations     Income          Gains  Distributions     of Period
-------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSERVATIVE INCOME FUND
   CLASS A
   2006              $11.07      $ 0.34*        $ 0.29*     $ 0.63     $(0.35)        $(0.07)        $(0.42)       $11.28
   2005               11.22        0.27*          0.02*       0.29      (0.32)         (0.12)         (0.44)        11.07
   2004               10.28        0.24*          1.01*       1.25      (0.24)         (0.07)         (0.31)        11.22
   2003               10.75        0.29          (0.41)      (0.12)     (0.31)         (0.04)         (0.35)        10.28
   2002               10.96        0.36          (0.03)       0.33      (0.40)         (0.14)         (0.54)        10.75
   CLASS D
   2006              $11.01      $ 0.22*        $ 0.28*     $ 0.50     $(0.23)        $(0.07)        $(0.30)       $11.21
   2005               11.13        0.15*          0.03*       0.18      (0.18)         (0.12)         (0.30)        11.01
   2004               10.20        0.14*          1.00*       1.14      (0.14)         (0.07)         (0.21)        11.13
   2003               10.67        0.18          (0.41)      (0.23)     (0.20)         (0.04)         (0.24)        10.20
   2002               10.88        0.26          (0.04)       0.22      (0.29)         (0.14)         (0.43)        10.67
   CLASS I
   2006              $11.06      $ 0.32*        $ 0.27*     $ 0.59     $(0.32)        $(0.07)        $(0.39)       $11.26
   2005               11.20        0.24*          0.03*       0.27      (0.29)         (0.12)         (0.41)        11.06
   2004               10.27        0.22*          1.00*       1.22      (0.22)         (0.07)         (0.29)        11.20
   2003(1)            10.54        0.24          (0.25)      (0.01)     (0.22)         (0.04)         (0.26)        10.27
DIVERSIFIED CONSERVATIVE FUND
   CLASS A
   2006              $10.48      $ 0.30*        $ 0.55*     $ 0.85     $(0.30)        $(0.06)        $(0.36)       $10.97
   2005               10.50        0.27*          0.14*       0.41      (0.31)         (0.12)         (0.43)        10.48
   2004                9.10        0.24*          1.46*       1.70      (0.23)         (0.07)         (0.30)        10.50
   2003                9.71        0.22          (0.58)      (0.36)     (0.22)         (0.03)         (0.25)         9.10
   2002               10.16        0.24          (0.13)       0.11      (0.26)         (0.30)         (0.56)         9.71
   CLASS D
   2006              $10.47      $ 0.19*        $ 0.56*     $ 0.75     $(0.20)        $(0.06)        $(0.26)       $10.96
   2005               10.46        0.16*          0.15*       0.31      (0.18)         (0.12)         (0.30)        10.47
   2004                9.06        0.14*          1.46*       1.60      (0.13)         (0.07)         (0.20)        10.46
   2003                9.66        0.14          (0.59)      (0.45)     (0.12)         (0.03)         (0.15)         9.06
   2002               10.11        0.15          (0.14)       0.01      (0.16)         (0.30)         (0.46)         9.66
   CLASS I
   2006              $10.47      $ 0.27*        $ 0.56*     $ 0.83     $(0.28)        $(0.06)        $(0.34)       $10.96
   2005               10.49        0.24*          0.14*       0.38      (0.28)         (0.12)         (0.40)        10.47
   2004                9.09        0.21*          1.47*       1.68      (0.21)         (0.07)         (0.28)        10.49
   2003(1)             9.56        0.18          (0.46)      (0.28)     (0.16)         (0.03)         (0.19)         9.09

-------------------------------------------------------------------------------------------------------
                                                                                 Ratio of
                                                                                 Expenses
                                                                               to Average
                                                                  Ratio of     Net Assets
                                             Ratio of Net   Net Investment     (Excluding
                                Net Assets       Expenses           Income        Waivers   Portfolio
                      Total  End of Period     to Average       to Average      and Reim-    Turnover
                    Return+  ($ Thousands)   Net Assets**       Net Assets   bursement)**        Rate
-------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSERVATIVE INCOME FUND
   CLASS A
   2006                5.70%     $  56,119           0.12%            3.04%          0.36%         41%
   2005                2.62         57,892           0.12             2.40           0.41          27
   2004               12.34         56,376           0.12             2.26           0.36          23
   2003               (1.16)        50,717           0.12             2.79           0.36          24
   2002                3.13         47,222           0.12             3.43           0.38          40
   CLASS D
   2006                4.53%     $   8,453           1.12%            2.02%          1.36%         41%
   2005                1.63         12,177           1.12             1.39           1.41          27
   2004               11.25         13,747           1.12             1.26           1.36          23
   2003               (2.17)        12,847           1.12             1.78           1.36          24
   2002                2.11         12,094           1.12             2.45           1.38          40
   CLASS I
   2006                5.36%     $   4,165           0.37%            2.79%          0.61%         41%
   2005                2.41          3,660           0.37             2.16           0.66          27
   2004               12.00          3,434           0.37             1.99           0.61          23
   2003(1)            (0.12)         1,710           0.37             2.19           0.61          24
DIVERSIFIED CONSERVATIVE FUND
   CLASS A
   2006               8.21%      $  94,597           0.12%            2.80%          0.36%         43%
   2005               3.93          92,261           0.12             2.55           0.41          18
   2004              18.98          73,941           0.12             2.41           0.36          15
   2003              (3.65)         55,939           0.12             2.41           0.37          40
   2002               1.11          47,630           0.12             2.43           0.35          31
   CLASS D
   2006               7.15%      $   8,942           1.12%            1.80%          1.36%         43%
   2005               2.96           9,062           1.12             1.53           1.41          18
   2004              17.85           9,124           1.12             1.41           1.36          15
   2003              (4.61)          8,053           1.12             1.39           1.37          40
   2002               0.06          11,182           1.12             1.45           1.35          31
   CLASS I
   2006               7.95%      $   7,250           0.37%            2.54%          0.61%         43%
   2005               3.62           7,571           0.37             2.31           0.66          18
   2004              18.72           6,045           0.37             2.15           0.61          15
   2003(1)           (2.93)          3,583           0.37             2.10           0.62          40

-------------------------------------------------------------------------------------------------------------------------
                                          Net Realized
                                                   and                         Distributions
                  Net Asset                 Unrealized              Dividends           from          Total
                     Value,         Net          Gains               from Net       Realized      Dividends     Net Asset
                  Beginning  Investment    (Losses) on  Total from Investment        Capital            and    Value, End
                  of Period      Income     Securities  Operations     Income          Gains  Distributions     of Period
-------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED GLOBAL MODERATE GROWTH FUND
   CLASS A
   2006             $ 10.92     $  0.27*        $ 1.09*     $ 1.36     $(0.27)        $(0.05)        $(0.32)       $11.96
   2005               11.12        0.25*          0.41*       0.66      (0.30)         (0.56)         (0.86)        10.92
   2004                8.94        0.22*          2.23*       2.45      (0.21)         (0.06)         (0.27)        11.12
   2003               10.39        0.20          (1.42)      (1.22)     (0.21)         (0.02)         (0.23)         8.94
   2002               10.57        0.23          (0.02)       0.21      (0.24)         (0.15)         (0.39)        10.39
   CLASS D
   2006             $ 10.82     $  0.16*        $ 1.07*     $ 1.23     $(0.15)        $(0.05)        $(0.20)       $11.85
   2005               11.00        0.14*          0.40*       0.54      (0.16)         (0.56)         (0.72)        10.82
   2004                8.85        0.12*          2.20*       2.32      (0.11)         (0.06)         (0.17)        11.00
   2003               10.27        0.13          (1.43)      (1.30)     (0.10)         (0.02)         (0.12)         8.85
   2002               10.44        0.16          (0.05)       0.11      (0.13)         (0.15)         (0.28)        10.27
   CLASS I
   2006             $ 10.89     $  0.24*        $ 1.09*    $  1.33     $(0.24)        $(0.05)        $(0.29)       $11.93
   2005               11.08        0.23*          0.41*       0.64      (0.27)         (0.56)         (0.83)        10.89
   2004                8.92        0.20*          2.21*       2.41      (0.19)         (0.06)         (0.25)        11.08
   2003(1)             9.83        0.17          (0.90)      (0.73)     (0.16)         (0.02)         (0.18)         8.92
DIVERSIFIED MODERATE GROWTH FUND
   CLASS A
   2006             $ 12.20     $  0.27*        $ 1.11*    $  1.38     $(0.28)        $(0.01)        $(0.29)       $13.29
   2005               11.91        0.25*          0.35*       0.60      (0.27)         (0.04)         (0.31)        12.20
   2004                9.68        0.20*          2.28*       2.48      (0.19)         (0.06)         (0.25)        11.91
   2003               11.21        0.18          (1.50)      (1.32)     (0.18)         (0.03)         (0.21)         9.68
   2002               11.75        0.20          (0.15)       0.05      (0.22)         (0.37)         (0.59)        11.21
   CLASS D
   2006             $ 12.16     $  0.15*        $ 1.09*    $  1.24     $(0.15)        $(0.01)        $(0.16)       $13.24
   2005               11.84        0.12*          0.36*       0.48      (0.12)         (0.04)         (0.16)        12.16
   2004                9.63        0.10*          2.26*       2.36      (0.09)         (0.06)         (0.15)        11.84
   2003               11.14        0.09          (1.49)      (1.40)     (0.08)         (0.03)         (0.11)         9.63
   2002               11.68        0.10          (0.17)      (0.07)     (0.10)         (0.37)         (0.47)        11.14
   CLASS I
   2006             $ 12.20     $  0.24*        $ 1.11*    $  1.35     $(0.25)        $(0.01)        $(0.26)       $13.29
   2005               11.90        0.22*          0.35*       0.57      (0.23)         (0.04)         (0.27)        12.20
   2004                9.67        0.18*          2.28*       2.46      (0.17)         (0.06)         (0.23)        11.90
   2003(1)            10.70        0.15          (1.02)      (0.87)     (0.13)         (0.03)         (0.16)         9.67

-------------------------------------------------------------------------------------------------------
                                                                                 Ratio of
                                                                                 Expenses
                                                                               to Average
                                                                  Ratio of     Net Assets
                                             Ratio of Net    NetInvestment     (Excluding
                                Net Assets       Expenses           Income        Waivers   Portfolio
                      Total  End of Period     to Average       to Average      and Reim-    Turnover
                    Return+  ($ Thousands)   Net Assets**       Net Assets   bursement)**        Rate
-------------------------------------------------------------------------------------------------------
DIVERSIFIED GLOBAL MODERATE GROWTH FUND
   CLASS A
   2006               12.64%      $178,977           0.12%            2.40%          0.36%         58%
   2005                5.99        158,229           0.12             2.24           0.41          24
   2004               27.72        176,704           0.12             2.12           0.36          36
   2003              (11.83)       125,946           0.12             2.17           0.37         123
   2002                2.06        142,483           0.12             2.35           0.37          29
   CLASS D
   2006               11.51%      $  7,674           1.12%            1.38%          1.36%         58%
   2005                4.96          8,347           1.12             1.29           1.41          24
   2004               26.46          8,829           1.12             1.18           1.36          36
   2003              (12.69)         4,969           1.12             1.16           1.37         123
   2002                1.06          6,975           1.12             1.35           1.37          29
   CLASS I
   2006               12.41%      $ 18,748           0.37%            2.15%          0.61%         58%
   2005                5.80         13,973           0.37             2.10           0.67          24
   2004               27.28          8,408           0.37             1.96           0.62          36
   2003(1)            (7.51)         2,222           0.37             1.74           0.62         123
DIVERSIFIED MODERATE GROWTH FUND
   CLASS A
   2006               11.41%      $338,254           0.12%            2.15%          0.36%         52%
   2005                5.09        337,643           0.12             2.08           0.40          18
   2004               25.88        200,772           0.12             1.85           0.36          17
   2003              (11.86)       157,985           0.12             1.79           0.38          30
   2002                0.43        165,522           0.12             1.78           0.38          22
   CLASS D
   2006               10.27%      $ 19,586           1.12%            1.15%          1.36%         52%
   2005                4.08         18,569           1.12             1.03           1.40          18
   2004               24.57         20,780           1.12             0.87           1.36          17
   2003              (12.69)        21,649           1.12             0.78           1.38          30
   2002               (0.64)        29,961           1.12             0.77           1.38          22
   CLASS I
   2006               11.14%      $ 23,262           0.37%            1.91%          0.61%         52%
   2005                4.87         19,137           0.37             1.81           0.65          18
   2004               25.61         10,887           0.37             1.59           0.62          17
   2003(1)            (8.22)         4,858           0.37             1.42           0.63          30


--------------------------------------------------------------------------------
58 & 59              SEI Asset Allocation Trust / Annual Report / March 31, 2006

FINANCIAL HIGHLIGHTS

For the periods ended March 31,

For a Share Outstanding Throughout each Period

---------------------------------------------------------------------------------------------------------------------------
                                          Net Realized
                                                   and                          Distributions
                  Net Asset         Net     Unrealized               Dividends           from          Total
                     Value,  Investment          Gains                from Net       Realized      Dividends     Net Asset
                  Beginning      Income    (Losses) on  Total from  Investment        Capital            and    Value, End
                  of Period      (Loss)     Securities  Operations      Income          Gains  Distributions     of Period
---------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED GLOBAL GROWTH FUND
   CLASS A
   2006             $ 12.01     $  0.21*        $ 1.67*    $  1.88      $(0.21)        $(0.07)        $(0.28)       $13.61
   2005               11.63        0.20*          0.60*       0.80       (0.22)         (0.20)         (0.42)        12.01
   2004                8.79        0.15*          2.87*       3.02       (0.14)         (0.04)         (0.18)        11.63
   2003               11.05        0.12          (2.24)      (2.12)      (0.13)         (0.01)         (0.14)         8.79
   2002               11.49        0.15          (0.02)       0.13       (0.16)         (0.41)         (0.57)        11.05
   CLASS D
   2006             $ 11.93     $  0.08*        $ 1.66*    $  1.74      $(0.08)        $(0.07)        $(0.15)       $13.52
   2005               11.54        0.07*          0.60*       0.67       (0.08)         (0.20)         (0.28)        11.93
   2004                8.73        0.05*          2.84*       2.89       (0.04)         (0.04)         (0.08)        11.54
   2003               10.97        0.03          (2.23)      (2.20)      (0.03)         (0.01)         (0.04)         8.73
   2002               11.41        0.03          (0.02)       0.01       (0.04)         (0.41)         (0.45)        10.97
   CLASS I
   2006             $ 12.00     $  0.18*        $ 1.68*    $  1.86      $(0.18)        $(0.07)        $(0.25)       $13.61
   2005               11.62        0.17*          0.60*       0.77       (0.19)         (0.20)         (0.39)        12.00
   2004                8.79        0.13*          2.86*       2.99       (0.12)         (0.04)         (0.16)        11.62
   2003(2)             9.38        0.07          (0.58)      (0.51)      (0.07)         (0.01)         (0.08)         8.79
DIVERSIFIED GLOBAL STOCK FUND
   CLASS A
   2006             $ 11.16     $  0.11*        $ 1.97*    $  2.08      $(0.11)        $(0.02)        $(0.13)       $13.11
   2005               10.52        0.11*          0.69*       0.80       (0.12)         (0.04)         (0.16)        11.16
   2004                7.50        0.07*          3.02*       3.09       (0.06)         (0.01)         (0.07)        10.52
   2003               10.20        0.04          (2.70)      (2.66)      (0.04)++          --          (0.04)++       7.50
   2002               10.58        0.04          (0.04)         --       (0.03)         (0.35)         (0.38)        10.20
   CLASS D
   2006             $ 10.57     $ (0.01)*       $ 1.86*    $  1.85      $(0.04)        $(0.02)        $(0.06)       $12.36
   2005               10.01          --*          0.66*       0.66       (0.06)         (0.04)         (0.10)        10.57
   2004                7.17       (0.02)*         2.88*       2.86       (0.01)         (0.01)         (0.02)        10.01
   2003                9.80          --          (2.63)      (2.63)         --             --             --          7.17
   2002               10.25       (0.06)         (0.04)      (0.10)         --          (0.35)         (0.35)         9.80
   CLASS I
   2006             $ 11.14     $  0.10*        $ 1.94*    $  2.04      $(0.08)        $(0.02)        $(0.10)       $13.08
   2005               10.50        0.10*          0.67*       0.77       (0.09)         (0.04)         (0.13)        11.14
   2004                7.50        0.06*          2.99*       3.05       (0.04)         (0.01)         (0.05)        10.50
   2003(2)             8.30          --          (0.78)      (0.78)      (0.02)            --          (0.02)         7.50

-------------------------------------------------------------------------------------------------------
                                                                                 Ratio of
                                                                                 Expenses
                                                                  Ratio of     to Average
                                                            Net Investment     Net Assets
                                             Ratio of Net           Income     (Excluding
                                Net Assets       Expenses           (Loss)        Waivers   Portfolio
                      Total  End of Period     to Average       to Average      and Reim-    Turnover
                    Return+  ($ Thousands)   Net Assets**       Net Assets   bursement)**        Rate
-------------------------------------------------------------------------------------------------------
DIVERSIFIED GLOBAL GROWTH FUND
   CLASS A
   2006               15.81%      $236,477           0.12%            1.64%          0.36%         69%
   2005                6.89        206,579           0.12             1.69           0.40          16
   2004               34.53        171,034           0.12             1.45           0.36          32
   2003              (19.30)       122,522           0.12             1.31           0.38          68
   2002                1.17        148,169           0.12             1.32           0.36          31
   CLASS D
   2006               14.69%      $ 14,026           1.12%            0.62%          1.36%         69%
   2005                5.76         13,309           1.12             0.63           1.40          16
   2004               33.18         17,583           1.12             0.46           1.36          32
   2003              (20.10)        16,932           1.12             0.30           1.38          68
   2002                0.09         21,670           1.12             0.34           1.36          31
   CLASS I
   2006               15.63%      $ 32,240           0.37%            1.44%          0.61%         69%
   2005                6.59         22,177           0.37             1.47           0.66          16
   2004               34.13         14,686           0.37             1.25           0.62          32
   2003(2)            (5.52)         3,859           0.37             1.04           0.63          68
DIVERSIFIED GLOBAL STOCK FUND
   CLASS A
   2006               18.75%      $142,449           0.12%            0.95%          0.36%         86%
   2005                7.62        123,048           0.12             1.07           0.41          19
   2004               41.32        123,657           0.12             0.78           0.36          58
   2003              (26.11)        87,359           0.12             0.48           0.38         149
   2002                0.05        115,692           0.12             0.36           0.39          36
   CLASS D
   2006               17.53%      $  6,046           1.12%           (0.10)%         1.36%         86%
   2005                6.57          6,920           1.12             0.05           1.41          19
   2004               39.94          7,969           1.12            (0.21)          1.36          58
   2003              (26.84)         5,767           1.12            (0.53)          1.38         149
   2002               (1.06)         7,985           1.12            (0.60)          1.39          36
   CLASS I
   2006               18.40%      $  9,110           0.37%            0.82%          0.61%         86%
   2005                7.35          8,445           0.37             0.96           0.66          19
   2004               40.77          3,177           0.37             0.58           0.61          58
   2003(2)            (9.41)           978           0.37             0.01           0.63         149


--------------------------------------------------------------------------------
60                   SEI Asset Allocation Trust / Annual Report / March 31, 2006

------------------------------------------------------------------------------------------------------------------------------------
                                         Net Realized
                                                  and                              Distributions
                 Net Asset         Net     Unrealized               Dividends               from                           Total
                    Value,  Investment          Gains                from Net           Realized          Return       Dividends
                 Beginning      Income    (Losses) on  Total from  Investment            Capital              of             and
                 of Period      (Loss)     Securities  Operations      Income              Gains      Capital(5)   Distributions
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED U.S. STOCK FUND
   CLASS A
   2006             $13.46      $ 0.08*        $ 2.08*     $ 2.16     $(0.07)          $(0.03)           $    --         $ (0.10)
   2005              12.91        0.10*          0.62*       0.72      (0.11)           (0.06)                --           (0.17)
   2004               9.48        0.09*          3.42*       3.51      (0.07)           (0.01)                --           (0.08)
   2003              12.84        0.06          (3.36)      (3.30)     (0.06)+++           --                 --           (0.06)+++
   2002              13.23        0.07           0.09        0.16      (0.04)           (0.51)                --           (0.55)
   CLASS D
   2006             $12.73      $(0.06)*       $ 1.96*     $ 1.90     $   --           $(0.03)           $    --         $ (0.03)
   2005              12.25       (0.03)*         0.59*       0.56      (0.02)           (0.06)                --           (0.08)
   2004               9.04       (0.01)*         3.23*       3.22         --            (0.01)                --           (0.01)
   2003              12.30       (0.07)         (3.19)      (3.26)        --               --                 --              --
   2002              12.80       (0.08)          0.09        0.01         --            (0.51)                --           (0.51)
   CLASS I
   2006             $13.44      $ 0.05*        $ 2.07*     $ 2.12     $(0.05)          $(0.03)           $    --         $ (0.08)
   2005              12.89        0.08*          0.61*       0.69      (0.08)           (0.06)                --           (0.14)
   2004               9.48        0.06*          3.41*       3.47      (0.05)           (0.01)                --           (0.06)
   2003(3)           10.03        0.02          (0.55)      (0.53)     (0.02)              --                 --           (0.02)
DEFENSIVE STRATEGY FUND
   CLASS A
   2006             $10.34      $ 0.39*        $ 0.20*     $ 0.59     $(0.33)          $(0.02)           $    --         $ (0.35)
   2005              10.29        0.29*          0.06*       0.35      (0.25)           (0.05)                --           (0.30)
   2004(4)           10.00        0.14*          0.15*       0.29         --               --                 --              --
   CLASS I
   2006             $10.46      $ 0.37*^       $ 0.22*     $ 0.59     $(0.33)          $(0.02)           $    --         $ (0.35)
   2005              10.30        0.38*          0.08*       0.46      (0.25)           (0.05)                --           (0.30)
   2004(4)           10.00        0.16*          0.14*       0.30         --               --                 --              --
TM DEFENSIVE STRATEGY ALLOCATION FUND
   CLASS A
   2006(11)         $11.48      $ 0.40*        $ 1.31*     $ 1.71     $(0.36)          $(0.15)           $    --         $ (0.51)
   2005(8)           40.84        0.88*          0.16*       1.04      (0.80)           (0.16)            (29.44)         (30.40)
   2004(4)(8)        40.00        0.80*          0.04*       0.84         --               --                 --              --
CONSERVATIVE STRATEGY FUND
   CLASS A
   2006             $10.61      $ 0.38*        $ 0.53*     $ 0.91     $(0.34)          $(0.05)           $    --         $ (0.39)
   2005              10.43        0.31*          0.22*       0.53      (0.28)           (0.07)                --           (0.35)
   2004(4)           10.00        0.13*          0.30*       0.43         --               --                 --              --
   CLASS I
   2006             $10.75      $ 0.39*^       $ 0.54*     $ 0.93     $(0.34)          $(0.05)           $    --         $ (0.39)
   2005              10.46        0.37*          0.27*       0.64      (0.28)           (0.07)                --           (0.35)
   2004(4)           10.00        0.16*          0.30*       0.46         --               --                 --              --
TM CONSERVATIVE STRATEGY ALLOCATION FUND
   CLASS A
   2006(10)         $10.18      $ 0.32*        $ 1.30*     $ 1.62     $(0.32)          $(0.18)           $    --         $ (0.50)
   2005(7)           20.90        0.52*          0.48*       1.00      (0.50)           (0.14)            (11.08)         (11.72)
   2004(4)(7)        20.00        0.24*          0.66*       0.90         --               --                 --              --

---------------------------------------------------------------------------------------------------------------------
                                                                                               Ratio of
                                                                                               Expenses
                                                                                Ratio of     to Average
                                                                          Net Investment    Net Assets
                                                           Ratio of Net           Income     (Excluding
                   Net Asset                  Net Assets       Expenses           (Loss)        Waivers   Portfolio
                  Value, End       Total   End of Period     to Average       to Average      and Reim-    Turnover
                   of Period     Return+   ($ Thousands)   Net Assets**       Net Assets   bursement)**        Rate
---------------------------------------------------------------------------------------------------------------------
DIVERSIFIED U.S. STOCK FUND
   CLASS A
   2006               $15.52       16.10%       $ 89,770           0.12%            0.57%          0.37%        101%
   2005                13.46        5.62          89,902           0.12             0.79           0.41          11
   2004                12.91       37.24         100,571           0.12             0.79           0.36          27
   2003                 9.48      (25.78)         77,148           0.12             0.57           0.38          14
   2002                12.84        1.16         110,391           0.12             0.45           0.35          35
   CLASS D
   2006               $14.60       14.91%       $ 13,190           1.12%           (0.43)%         1.37%        101%
   2005                12.73        4.57          12,676           1.12            (0.21)          1.41          11
   2004                12.25       35.68          15,562           1.12            (0.11)          1.36          27
   2003                 9.04      (26.50)         20,137           1.12            (0.43)          1.38          14
   2002                12.30        0.03          30,684           1.12            (0.54)          1.35          35
   CLASS I
   2006               $15.48       15.78%        $ 5,936           0.37%            0.35%          0.62%        101%
   2005                13.44        5.35           4,323           0.37             0.58           0.66          11
   2004                12.89       36.76           2,251           0.37             0.51           0.61          27
   2003(3)              9.48       (5.25)            698           0.37             0.05           0.63          14
DEFENSIVE STRATEGYFUND
   CLASS A
   2006               $10.58        5.81%       $ 99.511           0.10%            3.69%          0.35%         46%
   2005                10.34        3.44          26,587           0.10             2.78           0.49          52
   2004(4)             10.29        2.90           2,500           0.10             3.78           4.04           1
   CLASS I
   2006               $10.70        5.74%       $     --           0.10%            3.69%          0.35%         46%
   2005                10.46        4.51(6)           --           0.10             2.78           0.49          52
   2004(4)             10.30        3.00(6)           --           0.10             3.78           4.04           1
TM DEFENSIVE STRATEGY ALLOCATION FUND
   CLASS A
   2006(11)           $12.68       15.10%       $ 20,027           0.10%            3.74%          0.36%         49%
   2005(8)             11.48        3.09           4,608           0.10             2.14           0.59         212
   2004(4)(8)          40.84        2.10           1,249           0.10             5.38           8.27           5
CONSERVATIVE STRATEGY FUND
   CLASS A
   2006               $11.13        8.72%       $110,248           0.10%            3.48%          0.35%         15%
   2005                10.61        5.12          47,268           0.10             2.97           0.46          49
   2004(4)             10.43        4.30           3,092           0.10             3.44           2.69           4
   CLASS I
   2006               $11.29        8.79%(6)    $     --           0.10%            3.48%          0.35%         15%
   2005                10.75        6.17(6)           --           0.10             2.97           0.46          49
   2004(4)             10.46        4.60(6)           --           0.10             3.44           2.69           4
TM CONSERVATIVE STRATEGY ALLOCATION FUND
   CLASS A
   2006(10)           $11.30       16.29%       $ 37,197           0.10%            3.22%          0.37%         28%
   2005(7)             10.18        5.18          25,443           0.10             2.48           0.45         167
   2004(4)(7)          20.90        4.50           3,090           0.10             3.03           2.27          --


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2006                   61

FINANCIAL HIGHLIGHTS

For the periods ended March 31,

For a Share Outstanding Throughout each Period

------------------------------------------------------------------------------------------------------------------------------
                                         Net Realized
                                                  and                             Distributions
                 Net Asset                 Unrealized                 Dividends            from                         Total
                    Value,         Net          Gains                  from Net        Realized        Return       Dividends
                 Beginning  Investment    (Losses) on    Total from  Investment         Capital            of             and
                 of Period      Income     Securities    Operations      Income           Gains    Capital(5)   Distributions
------------------------------------------------------------------------------------------------------------------------------
MODERATE STRATEGY FUND
   CLASS A
   2006             $11.03       $0.37*        $ 0.82*        $1.19      $(0.34)         $(0.06)      $    --         $ (0.40)
   2005              10.69        0.34*          0.33*         0.67       (0.28)          (0.05)           --           (0.33)
   2004(4)           10.00        0.14*          0.55*         0.69          --              --            --              --
   CLASS I
   2006             $11.18       $0.42*^       $ 0.85*        $1.27      $(0.34)         $(0.06)      $    --         $ (0.40)
   2005              10.73        0.42*          0.36*         0.78       (0.28)          (0.05)           --           (0.33)
   2004(4)           10.00        0.15*          0.58*         0.73          --              --            --              --
TM MODERATE STRATEGY ALLOCATION FUND
   CLASS A
   2006(10)         $12.54       $0.28*        $ 1.58*        $1.86      $(0.27)         $(0.10)      $    --         $ (0.37)
   2005(7)           21.16        0.52*          0.58*         1.10       (0.46)          (0.14)        (9.12)          (9.72)
   2004(4)(7)        20.00        0.30*          0.86*         1.16          --              --            --              --
AGGRESSIVE STRATEGY FUND
   CLASS A
   2006             $11.45       $0.28*        $ 1.75*        $2.03      $(0.24)         $(0.06)      $    --         $ (0.30)
   2005              10.89        0.30*          0.56*         0.86       (0.24)          (0.06)           --           (0.30)
   2004(4)           10.00        0.09*          0.80*         0.89          --              --            --              --
   CLASS I
   2006             $11.36       $0.18*^       $ 1.75*        $1.93      $(0.24)         $(0.06)      $    --         $ (0.30)
   2005              10.87        0.17*          0.62*         0.79       (0.24)          (0.06)           --           (0.30)
   2004(4)           10.00        0.18*          0.69*         0.87          --              --            --              --
TAX-MANAGED AGGRESSIVE STRATEGY FUND
   CLASS A
   2006             $11.54       $0.21*        $ 1.78*        $1.99      $(0.19)         $(0.08)      $    --         $ (0.27)
   2005              10.89        0.24*          0.62*         0.86       (0.19)          (0.02)           --           (0.21)
   2004(4)           10.00        0.06*          0.83*         0.89          --              --            --              --
CORE MARKET STRATEGY FUND
   CLASS A
   2006             $10.73       $0.35*        $ 0.67*        $1.02      $(0.32)         $(0.06)      $    --         $ (0.38)
   2005              10.60        0.33*          0.16*         0.49       (0.28)          (0.08)           --           (0.36)
   2004(4)           10.00        0.11*          0.49*         0.60          --              --            --              --
   CLASS I
   2006             $10.88       $0.43*^       $ 0.70*        $1.13      $(0.32)         $(0.06)      $    --         $ (0.38)
   2005              10.62        0.43*          0.19*         0.62       (0.28)          (0.08)           --           (0.36)
   2004(4)           10.00        0.16*          0.46*         0.62          --              --            --              --
TM CORE MARKET STRATEGY ALLOCATION FUND
   CLASS A
   2006(10)         $11.32       $0.19*        $ 1.74*        $1.93      $(0.17)         $(0.16)      $    --         $ (0.33)
   2005(7)           21.08        0.56*          0.46*         1.02       (0.42)          (0.10)       (10.26)         (10.78)
   2004(4)(7)        20.00        1.80*         (0.72)*        1.08          --              --            --              --

--------------------------------------------------------------------------------------------------------------------
                                                                                               Ratio of
                                                                                               Expenses
                                                                                             to Average
                                                                            Ratio of Net     Net Assets
                                                           Ratio of Net       Investment     (Excluding
                     Net Asset                Net Assets       Expenses           Income        Waivers   Portfolio
                    Value, End      Total  End of Period     to Average       to Average      and Reim-    Turnover
                     of Period    Return+  ($ Thousands)   Net Assets**       Net Assets   bursement)**        Rate
--------------------------------------------------------------------------------------------------------------------
MODERATE STRATEGY FUND
   CLASS A
   2006                 $11.82      10.89%      $342,663           0.10%            3.22%          0.35%          6%
   2005                  11.03       6.32        163,817           0.10             3.06           0.41          27
   2004(4)               10.69       6.90          9,400           0.10             3.54           1.64           4
   CLASS I
   2006                 $12.05      11.46%(6)   $     --           0.10%            3.22%          0.35%          6%
   2005                  11.18       7.34(6)          --           0.10             3.06           0.41          27
   2004(4)               10.73       7.30(6)          --           0.10             3.54           1.64           4
TM MODERATE STRATEGY ALLOCATION FUND
   CLASS A
   2006(10)             $14.03      14.98%      $ 91,539           0.10%            2.26%          0.36%         12%
   2005(7)               12.54       5.61         40,281           0.10             2.39           0.43         137
   2004(4)(7)            21.16       5.80          2,118           0.10             3.94           4.71           1
AGGRESSIVE STRATEGY FUND
   CLASS A
   2006                 $13.18      17.90%      $192,654           0.10%            2.27%          0.35%         60%
   2005                  11.45       7.87         73,500           0.10             2.66           0.43          13
   2004(4)               10.89       8.90          6,721           0.10             2.18           2.24           2
   CLASS I
   2006                 $12.99      17.16%      $     --           0.10%            2.27%          0.35%         60%
   2005                  11.36       7.24             --           0.10             2.66           0.43          13
   2004(4)               10.87       8.70             --           0.10             2.18           2.24           2
TAX-MANAGED AGGRESSIVE STRATEGY FUND
   CLASS A
   2006                 $13.26      17.35%      $ 66,660           0.10%            1.69%          0.35%         12%
   2005                  11.54       7.90         34,131           0.10             2.11           0.50          18
   2004(4)               10.89       8.90          2,664           0.10             1.39           2.16          44
CORE MARKET STRATEGYFUND
   CLASS A
   2006                 $11.37       9.68%      $ 84,047           0.10%            3.18%          0.35%         42%
   2005                  10.73       4.66         40,602           0.10             3.09           0.46          55
   2004(4)               10.60       6.00          5,867           0.10             2.87           2.54           6
   CLASS I
   2006                 $11.63      10.57%(6)   $     --           0.10%            3.18%          0.35%         42%
   2005                  10.88       5.89(6)          --           0.10             3.09           0.46          55
   2004(4)               10.62       6.20(6)          --           0.10             2.87           2.54           6
TM CORE MARKET STRATEGY ALLOCATION FUND
   CLASS A
   2006(10)             $12.92      17.29%      $ 20,456           0.10%            1.67%          0.36%         34%
   2005(7)               11.32       5.53         13,474           0.10             2.61           0.57         159
   2004(4)(7)            21.08       5.40            382           0.10            23.19          64.00          --


--------------------------------------------------------------------------------
62                   SEI Asset Allocation Trust / Annual Report / March 31, 2006

------------------------------------------------------------------------------------------------------------------------------



                                         Net Realized                             Distributions
                 Net Asset                        and                 Dividends            from                         Total
                    Value,         Net     Unrealized                  from Net        Realized        Return       Dividends
                 Beginning  Investment       Gains on    Total from  Investment         Capital            of             and
                 of Period      Income     Securities    Operations      Income           Gains    Capital(5)   Distributions
------------------------------------------------------------------------------------------------------------------------------
MARKET GROWTH STRATEGY FUND
   CLASS A
   2006             $11.02       $0.32*         $1.17*        $1.49      $(0.28)         $(0.05)        $  --          $(0.33)
   2005              10.63        0.33*          0.36*         0.69       (0.25)          (0.05)           --           (0.30)
   2004(4)           10.00        0.08*          0.55*         0.63          --              --            --              --
   CLASS I
   2006             $10.84       $0.36*^        $1.17*        $1.53      $(0.28)         $(0.05)        $  --          $(0.33)
   2005              10.58        0.15*          0.41*         0.56       (0.25)          (0.05)           --           (0.30)
   2004(4)           10.00        0.17*          0.41*         0.58          --              --            --              --
TM MARKET GROWTH STRATEGY ALLOCATION FUND
   CLASS A
   2006(12)         $12.89       $0.24*         $1.94*        $2.18      $(0.22)         $(0.03)        $  --          $(0.25)
   2005(9)           15.99        0.36*          0.62*         0.98       (0.35)          (0.16)        (3.57)          (4.08)
   2004(4)(9)        15.00        0.09*          0.90*         0.99          --              --            --              --

--------------------------------------------------------------------------------------------------------------------
                                                                                               Ratio of
                                                                                               Expenses
                                                                                             to Average
                                                                                Ratio of     Net Assets
                                                           Ratio of Net   Net Investment     (Excluding
                     Net Asset                Net Assets       Expenses           Income        Waivers   Portfolio
                    Value, End      Total  End of Period     to Average       to Average      and Reim-    Turnover
                     of Period    Return+  ($ Thousands)   Net Assets**       Net Assets   bursement)**        Rate
--------------------------------------------------------------------------------------------------------------------
MARKET GROWTH STRATEGY FUND
   CLASS A
   2006                 $12.18      13.72%      $466,958           0.10%            2.74%          0.35%         44%
   2005                  11.02       6.50        208,538           0.10             2.98           0.40           8
   2004(4)               10.63       6.30         11,707           0.10             2.02           1.55          13
   CLASS I
   2006                 $12.04      14.32%(6)   $     --           0.10%            2.74%          0.35%         44%
   2005                  10.84       5.29             --           0.10             2.98           0.40           8
   2004(4)               10.58       5.80             --           0.10             2.02           1.55          13
TM MARKET GROWTH STRATEGY ALLOCATION FUND
   CLASS A
   2006(12)             $14.82      17.02%      $127,791           0.10%            1.77%          0.36%          8%
   2005(9)               12.89       6.42         55,765           0.10             2.25           0.43          71
   2004(4)(9)            15.99       6.60         11,608           0.10             1.48           0.87           1

(1) Commenced operations June 28, 2002. All ratios have been annualized. Total return has not been annualized.

(2) Commenced operations July 31, 2002. All ratios have been annualized. Total return has not been annualized.

(3) Commenced operations September 4, 2002. All ratios have been annualized. Total return has not been annualized.

(4) Commenced operations November 14, 2003. All ratios have been annualized. Total return has not been annualized.

(5)   For more information see footnote 7 in the notes to financial statements.

(6) Class I shares have not been marketed and have a limited number of shares outstanding. The total return in Class I exceeds Class A due to rounding.

(7) Per share amounts have been restated for a 1 for 2 reverse stock split paid to shareholders of record on May 6, 2005. For more information see Notes 8 and 11 in the Notes to the Financial Statements.

(8) Per share amounts have been restated for a 1 for 4 reverse stock split paid to shareholders of record on May 6, 2005. For more information see Notes 8 and 11 in the Notes to the Financial Statements.

(9) Per share amounts have been restated for a 2 for 3 reverse stock split paid to shareholders of record on May 6, 2005. For more information see Notes 8 and 11 in the Notes to the Financial Statements.

(10) Per share amounts have been adjusted for a 1 for 2 reverse stock split paid to shareholders of record on May 6, 2005. For more information see
      Note 8 in the Notes to the Financial Statements.

(11) Per share amounts have been adjusted for a 1 for 4 reverse stock split paid to shareholders of record on May 6, 2005. For more information see
      Note 8 in the Notes to the Financial Statements.

(12) Per share amounts have been adjusted for a 2 for 3 reverse stock split paid to shareholders of record on May 6, 2005. For more information see
      Note 8 in the Notes to the Financial Statements.

  + Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

 ++   Includes a tax return of capital of $(0.003).

+++   Includes a tax return of capital of $(0.007).

  *   Per share calculations were performed using average shares.

 ** The expense ratios do not include expenses of the underlying affiliated investment companies.

  ^ The per share amounts for net investment income (loss) between classes does not accord with the ratios of net investment income (loss) between classes due to the size of Class I relative to the other classes.

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2006                   63

NOTES TO FINANCIAL STATEMENTS

March 31, 2006

1. ORGANIZATION

SEI Asset Allocation Trust (the "Trust") is organized as a Massachusetts Business Trust under a Declaration of Trust dated November 20, 1995. The Trust is registered under the Investment Company Act of 1940, as amended, ("1940 Act") as an open-end investment company with nineteen diversified Funds: Diversified Conservative Income Fund, Diversified Conservative Fund, Diversified Global Moderate Growth Fund, Diversified Moderate Growth Fund, Diversified Global Growth Fund, Diversified Global Stock Fund, Diversified U.S. Stock Fund, Defensive Strategy Fund, TM Defensive Strategy Allocation Fund, Conservative Strategy Fund, TM Conservative Strategy Allocation Fund, Moderate Strategy Fund, TM Moderate Strategy Allocation Fund, Aggressive Strategy Fund, Tax-Managed Aggressive Strategy Fund, Core Market Strategy Fund, TM Core Market Strategy Allocation Fund, Market Growth Strategy Fund and TM Market Growth Strategy Allocation Fund, (each a "Fund", collectively the "Funds"). Each Fund is a "Fund of funds" and offers shareholders the opportunity to invest in certain underlying affiliated investment companies, which are separately-managed series of the following investment companies: SEI Institutional Managed Trust, SEI Daily Income Trust, SEI Institutional International Trust, and SEI Liquid Asset Trust. The Declaration of Trust permits the Trust to offer separate classes of shares in each Fund, as follows: Diversified Conservative Income Fund, Diversified Conservative Fund, Diversified Global Moderate Growth Fund, Diversified Moderate Growth Fund, Diversified Global Growth Fund, Diversified Global Stock Fund and Diversified U.S. Stock Fund offer Class A Shares, Class D Shares, and Class I Shares. Defensive Strategy Fund, Conservative Strategy Fund, Moderate Strategy Fund, Aggressive Strategy Fund, Core Market Strategy Fund and Market Growth Strategy Fund offer Class A and Class I Shares (formerly Class D Shares). TM Defensive Strategy Allocation Fund, TM Conservative Strategy Allocation Fund, TM Moderate Strategy Allocation Fund, Tax-Managed Aggressive Strategy Fund, TM Core Market Strategy Allocation Fund, and TM Market Growth Strategy Allocation Fund offer Class A Shares. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Trust's prospectus provides a description of each Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

USE OF ESTIMATES -- The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets at the date of the financial statements, and the reported results of operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- The assets of each Fund consist primarily of the investments in underlying affiliated investment companies, which are valued at their respective daily net asset values in accordance with Board-approved pricing procedures.

SECURITY TRANSACTIONS AND RELATED INCOME -- Security transactions are accounted for on trade date. Dividend income received from the affiliated funds is recognized on the ex-dividend date and is recorded as income distributions in the Statement of Operations. Capital gain distributions received from the affiliated funds are recognized on ex-dividend date and are recorded on the Statement of Operations as such. Costs used in determining realized gains and losses on the sales of investment securities are on the basis of specific identification.

CLASSES -- Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non-class-specific expenses are allocated to the respective classes on the basis of relative daily net assets.

EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are allocated to the Funds on the basis of relative daily net assets. Expenses included in the accompanying financial statements reflect the expenses of each fund and do not include any expenses associated with the underlying funds.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders which are determined in accordance with Federal tax regulations are recorded on the ex-dividend date. Distributions from net investment income are declared and paid to shareholders periodically for each Fund. Any net realized capital gain for each Fund is distributed to shareholders at least annually.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

ADMINISTRATION AND TRANSFER AGENT AGREEMENT -- SEI Investments Global Funds Services (formerly SEI Investments Fund Management) (the "Administrator") provides the Trust with administrative and transfer agency services. For its services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.20% of the average daily net assets of each Fund. The Administrator has voluntarily agreed to waive all or a portion of its fees and to reimburse the Funds so that the total annual expenses of each Fund will not exceed the expense limitations adopted by the Administrator. These waivers and reimbursements may be terminated by the


--------------------------------------------------------------------------------
64                   SEI Asset Allocation Trust / Annual Report / March 31, 2006

Administrator at any time at its sole discretion. During the year expenses related to a proxy conducted by the Trust were charged to the Funds above the cap. The following are the voluntary expense limitations:

--------------------------------------------------------------------------------
                                                Class A    Class D    Class I
--------------------------------------------------------------------------------
Diversified Conservative
    Income Fund                                  0.12%      1.12%      0.37%
Diversified Conservative Fund                    0.12%      1.12%      0.37%
Diversified Global Moderate
    Growth Fund                                  0.12%      1.12%      0.37%
Diversified Moderate Growth Fund                 0.12%      1.12%      0.37%
Diversified Global Growth Fund                   0.12%      1.12%      0.37%
Diversified Global Stock Fund                    0.12%      1.12%      0.37%
Diversified U.S. Stock Fund                      0.12%      1.12%      0.37%
Defensive Strategy Fund                          0.10%        --       0.35%*
TM Defensive Strategy
    Allocation Fund                              0.10%        --         --
Conservative Strategy Fund                       0.10%        --       0.35%*
TM Conservative Strategy
    Allocation Fund                              0.10%        --         --
Moderate Strategy Fund                           0.10%        --       0.35%*
TM Moderate Strategy
    Allocation Fund                              0.10%        --         --
Aggressive Strategy Fund                         0.10%        --       0.35%*
Tax-Managed Aggressive
    Strategy Fund                                0.10%        --         --
Core Market Strategy Fund                        0.10%        --       0.35%*
TM Core Market Strategy
    Allocation Fund                              0.10%        --         --
Market Growth Strategy Fund                      0.10%        --       0.35%*
TM Market Growth Strategy
    Allocation Fund                              0.10%        --         --

* Includes a 0.25% Administrative Servicing Fee which currently is not being charged to the Class due to the immaterial amount.

DISTRIBUTION AGREEMENT -- SEI Investments Distribution Co. (the "Distributor"), a wholly owned subsidiary of SEI Investments Company ("SEI") and a registered broker-dealer, acts as the Distributor of the shares of the Trust under a Distribution Agreement. The Trust has adopted plans under which firms, including the Distributor, that provide shareholder and administrative services may receive com- pensation thereof. Specific classes of certain funds have also adopted distribution plans, pursuant to Rule 12b-1 under the Investment Company Act of 1940. Such plans provide fees payable to the Distributor equal to the following amounts, calculated as a percentage of the average daily net assets attributable to each particular class of each respective fund.

--------------------------------------------------------------------------------
                                       Shareholder  Administrative
                                        Servicing     Servicing     Distribution
                                          Fees          Fees            Fees*
--------------------------------------------------------------------------------
Diversified Conservative Income Fund
    Class D                               0.25%           --           0.75%
    Class I                                 --          0.25%            --
Diversified Conservative Fund
    Class D                               0.25%           --           0.75%
    Class I                                 --          0.25%            --
Diversified Global Moderate Growth Fund
    Class D                               0.25%           --           0.75%
    Class I                                 --          0.25%            --
Diversified Moderate Growth Fund
    Class D                               0.25%           --           0.75%
    Class I                                 --          0.25%            --
Diversified Global Growth Fund
    Class D                               0.25%           --           0.75%
    Class I                                 --          0.25%            --
Diversified Global Stock Fund
    Class D                               0.25%           --           0.75%
    Class I                                 --          0.25%            --
Diversified U.S. Stock Fund
    Class D                               0.25%           --           0.75%
    Class I                                 --          0.25%            --
Defensive Strategy Fund
    Class I                                 --          0.25%**          --
Conservative Strategy Fund
    Class I                                 --          0.25%**          --
Moderate Strategy Fund
    Class I                                 --          0.25%**          --
Aggressive Strategy Fund
    Class I                                 --          0.25%**          --
Core Market Strategy Fund
    Class I                                 --          0.25%**          --
Market Growth Strategy Fund
    Class I                                 --          0.25%**          --

* These payments are characterized as "compensation" and are not directly tied to expenses incurred by the Distributor. The payments the Distributor receives during any year may therefore be higher or lower than its actual expenses.

** This fee is not currently being charged to the Class due to the immaterial amount.

The Distributor may voluntarily waive all or a portion of the shareholder servicing fees for Class D of each fund. Such waivers are voluntary and may be discontinued at any time. There were no waivers by the Distributor during the year ended March 31, 2006.

Certain officers and Trustees of the Trust are also officers and/or Directors of the Administrator or the Adviser. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator or the Adviser pays compensation of officers and affiliated Trustees.

INVESTMENT ADVISORY AGREEMENT -- SEI Investments Management Corporation ("SIMC") serves as investment adviser (the "Adviser") to each Fund. In connection with serving as investment adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.10% of each Fund's average daily net assets.

The Administrator, Distributor, and Adviser for the Trust serve in the same capacity for the underlying affiliated investment companies.

SIMC is the sole shareholder of Class I Shares of Defensive Strategy Fund, Conservative Strategy Fund, Moderate Strategy Fund, Aggressive Strategy Fund, Core Market Strategy Fund, and Market Growth Strategy Fund.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2006                   65

March 31, 2006

4. CAPITAL SHARE TRANSACTIONS

Capital Share Transactions for the funds were as follows (Thousands):

For the years ended March 31,

-------------------------------------------------------------------------------------------------------------------------
                                       DIVERSIFIED           DIVERSIFIED       DIVERSIFIED GLOBAL        DIVERSIFIED
                                   CONSERVATIVE INCOME      CONSERVATIVE         MODERATE GROWTH       MODERATE GROWTH
                                          FUND                  FUND                  FUND                  FUND
-------------------------------------------------------------------------------------------------------------------------
                                      2006       2005       2006       2005       2006       2005       2006       2005
-------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
    CLASS A:
       Shares Issued                    852      2,149      1,886      4,059      3,850      4,313      3,431     17,603
       Shares Issued in Lieu
           of Cash Distributions        183        207        291        341        410      1,071        587        683
       Shares Redeemed               (1,288)    (2,153)    (2,358)    (2,640)    (3,795)    (6,787)    (6,247)    (7,471)
-------------------------------------------------------------------------------------------------------------------------
    Total Class A Transactions         (253)       203       (181)     1,760        465     (1,403)    (2,229)    10,815
-------------------------------------------------------------------------------------------------------------------------
    CLASS D:
       Shares Issued                     73        119        120        168        120        135        218        247
       Shares Issued in Lieu
           of Cash Distributions         19         28         19         24         14         45         17         20
       Shares Redeemed                 (444)      (277)      (189)      (198)      (258)      (211)      (283)      (495)
-------------------------------------------------------------------------------------------------------------------------
    Total Class D Transactions         (352)      (130)       (50)        (6)      (124)       (31)       (48)      (228)
-------------------------------------------------------------------------------------------------------------------------
    CLASS I:
       Shares Issued                    164        110        190        387        949        828        434        990
       Shares Issued in Lieu
           of Cash Distributions         13         11         21         26         39         79         34         30
       Shares Redeemed                 (138)       (97)      (272)      (267)      (699)      (383)      (286)      (366)
-------------------------------------------------------------------------------------------------------------------------
    Total Class I Transactions           39         24        (61)       146        289        524        182        654
-------------------------------------------------------------------------------------------------------------------------
    Increase (Decrease) in
       Capital Shares                  (566)        97       (292)     1,900        630       (910)    (2,095)    11,241
-------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
66                   SEI Asset Allocation Trust / Annual Report / March 31, 2006

Capital Share Transactions for the funds were as follows (Thousands):

For the years ended March 31,

--------------------------------------------------------------------------------------------------------------
                                        DIVERSIFIED               DIVERSIFIED               DIVERSIFIED
                                       GLOBAL GROWTH              GLOBAL STOCK               U.S. STOCK
                                            FUND                      FUND                      FUND
--------------------------------------------------------------------------------------------------------------
                                      2006          2005         2006        2005         2006         2005
--------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
    CLASS A:
       Shares Issued                   4,692        6,207        2,813        3,193        1,002        1,548
       Shares Issued in Lieu
           of Cash Distributions         373          560          115          158           41           90
       Shares Redeemed                (4,901)      (4,263)      (3,090)      (4,079)      (1,937)      (2,752)
--------------------------------------------------------------------------------------------------------------
    Total Class A Transactions           164        2,504         (162)        (728)        (894)      (1,114)
--------------------------------------------------------------------------------------------------------------
    CLASS D:
       Shares Issued                     176          208          101          138          141          173
       Shares Issued in Lieu
           of Cash Distributions          12           24            2            6            2            6
       Shares Redeemed                  (267)        (640)        (269)        (285)        (236)        (455)
--------------------------------------------------------------------------------------------------------------
    Total Class D Transactions           (79)        (408)        (166)        (141)         (93)        (276)
--------------------------------------------------------------------------------------------------------------
    CLASS I:
       Shares Issued                   1,029          832          465          544          215          200
       Shares Issued in Lieu
           of Cash Distributions          42           49            7            7            2            2
       Shares Redeemed                  (550)        (297)        (534)         (96)        (156)         (55)
--------------------------------------------------------------------------------------------------------------
    Total Class I Transactions           521          584          (62)         455           61          147
--------------------------------------------------------------------------------------------------------------
    Increase (Decrease) in
       Capital Shares                    606        2,680         (390)        (414)        (926)      (1,243)
--------------------------------------------------------------------------------------------------------------

                                                                  TM DEFENSIVE
                                     DEFENSIVE STRATEGY       STRATEGY ALLOCATION      CONSERVATIVE STRATEGY
                                            FUND                      FUND                      FUND
--------------------------------------------------------------------------------------------------------------
                                      2006          2005         2006        2005         2006         2005
--------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
    CLASS A:
       Shares Issued                  10,234        3,257        1,720(2)       497(1)     7,075        5,084
       Shares Issued in Lieu
           of Cash Distributions         242           53           50(2)         4(1)       252           74
       Shares Redeemed                (3,640)        (983)        (592)(2)     (130)(1)   (1,876)      (1,001)
--------------------------------------------------------------------------------------------------------------
    Total Class A Transactions         6,836        2,327        1,178          371        5,451        4,157
--------------------------------------------------------------------------------------------------------------
    CLASS I:
       Shares Issued in Lieu
           of Cash Distributions          --           --           --           --           --           --
--------------------------------------------------------------------------------------------------------------
    Increase in Capital Shares         6,836        2,327        1,178          371        5,451        4,157
--------------------------------------------------------------------------------------------------------------

(1) Restated to reflect the effect of the 1 for 4 reverse share split on May 6, 2005. See Notes 8 and 11 in Notes to Financial Statements.
(2) Adjusted to reflect the effect of 1 for 4 reverse share split on May 6, 2005. See Note 8 in the Notes to Financial Statements.

Amounts designated as "--" are zero or have been rounded to zero.


SEI Asset Allocation Trust / Annual Report / March 31, 2006                   67

March 31, 2006

4. CAPITAL SHARE TRANSACTIONS (Concluded)

Capital Share Transactions for the funds were as follows (Thousands):

For the years ended March 31,

-----------------------------------------------------------------------------------------------------------------
                                      TM CONSERVATIVE                                       TM MODERATE
                                    STRATEGY ALLOCATION        MODERATE STRATEGY        STRATEGY ALLOCATION
                                            FUND                      FUND                      FUND
-----------------------------------------------------------------------------------------------------------------
                                      2006          2005         2006        2005         2006         2005
-----------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
    CLASS A:
       Shares Issued                   1,895(3)     2,539(1)    19,633       15,349        4,394(3)     3,290(1)
       Shares Issued in Lieu
           of Cash Distributions         127(3)        31(1)       752          251          144(3)        34(1)
       Shares Redeemed                (1,229)(3)     (220)(1)   (6,247)      (1,624)      (1,224)(3)     (214)(1)
-----------------------------------------------------------------------------------------------------------------
    Total Class A Transactions           793        2,350       14,138       13,976        3,314        3,110
-----------------------------------------------------------------------------------------------------------------
    CLASS I:
       Shares Issued in Lieu
           of Cash Distributions          --           --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------
    Increase in Capital Shares           793        2,350       14,138       13,976        3,314        3,110
-----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
                                                                  TAX-MANAGED
                                    AGGRESSIVE STRATEGY       AGGRESSIVE STRATEGY       CORE MARKET STRATEGY
                                            FUND                      FUND                      FUND
--------------------------------------------------------------------------------------------------------------
                                      2006          2005         2006        2005         2006         2005
--------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
    CLASS A:
       Shares Issued                   9,546        6,729        2,670        3,051        4,973        4,565
       Shares Issued in Lieu
           of Cash Distributions         276          107           88           32          207           86
       Shares Redeemed                (1,621)      (1,033)        (690)        (369)      (1,576)      (1,419)
--------------------------------------------------------------------------------------------------------------
    Total Class A Transactions         8,201        5,803        2,068        2,714        3,604        3,232
--------------------------------------------------------------------------------------------------------------
    CLASS I:
       Shares Issued in Lieu of
           Cash Distributions             --           --           --           --           --           --
--------------------------------------------------------------------------------------------------------------
    Increase in Capital Shares         8,201        5,803        2,068        2,714        3,604        3,232
--------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                                       TM CORE MARKET                                     TM MARKET GROWTH
                                    STRATEGY ALLOCATION          MARKET GROWTH          STRATEGY ALLOCATION
                                            FUND                 STRATEGY FUND                  FUND
-----------------------------------------------------------------------------------------------------------------
                                      2006          2005         2006        2005         2006         2005
-----------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
    CLASS A:
       Shares Issued                     925(3)     1,386(1)    23,766       20,191        5,619(4)     4,593(2)
       Shares Issued in Lieu
           of Cash Distributions          42(3)         7(1)       860          332          126(4)         50(2)
       Shares Redeemed                  (575)(3)     (220)(1)   (5,213)      (2,695)      (1,448)(4)   (1,041)(2)
-----------------------------------------------------------------------------------------------------------------
    Total Class A Transactions           392        1,173       19,413       17,828        4,297        3,602
-----------------------------------------------------------------------------------------------------------------
    CLASS I:
       Shares Issued in Lieu
           of Cash Distributions          --           --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------
    Increase in Capital Shares           392        1,173       19,413       17,828        4,297        3,602
-----------------------------------------------------------------------------------------------------------------

(1) Restated to reflect the effect of the 1 for 2 reverse share split on May 6, 2005. See Notes 8 and 11 in Notes to Financial Statements.
(2) Restated to reflect the effect of the 2 for 3 reverse share split on May 6, 2005. See Notes 8 and 11 in Notes to Financial Statements.
(3) Adjusted to reflect the effect of the 1 for 2 reverse share split on May 6, 2005. See Note 8 in the Notes to Financial Statements.
(4) Adjusted to reflect the effect of the 2 for 3 reverse share split on May 6, 2005. See Note 8 in the Notes to Financial Statements.

Amounts designated as "--" are zero or have been rounded to zero.


--------------------------------------------------------------------------------
68                   SEI Asset Allocation Trust / Annual Report / March 31, 2006

5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities during the year ended March 31, 2006, were as follows ($ Thousands):

--------------------------------------------------------------------------------
                                                                           Total
--------------------------------------------------------------------------------
Diversified Conservative Income Fund
PURCHASES                                                             $   23,477
SALES                                                                     28,565
Diversified Conservative Fund
PURCHASES                                                                 46,931
SALES                                                                     48,503
Diversified Global Moderate Growth Fund
PURCHASES                                                                119,963
SALES                                                                    110,890
Diversified Moderate Growth Fund
PURCHASES                                                                194,987
SALES                                                                    215,651
Diversified Global Growth Fund
PURCHASES                                                                192,872
SALES                                                                    179,577
Diversified Global Stock Fund
PURCHASES                                                                122,234
SALES                                                                    123,592
Diversified U.S. Stock Fund
PURCHASES                                                                107,196
SALES                                                                    117,073
Defensive Strategy Fund
PURCHASES                                                                100,598
SALES                                                                     28,948
TM Defensive Strategy Allocation Fund
PURCHASES                                                                 20,012
SALES                                                                      5,588
Conservative Strategy Fund
PURCHASES                                                                 70,918
SALES                                                                     11,317
TM Conservative Strategy Allocation Fund
PURCHASES                                                                 17,936
SALES                                                                      8,337
Moderate Strategy Fund
PURCHASES                                                                178,651
SALES                                                                     15,708
TM Moderate Strategy Allocation Fund
PURCHASES                                                                 53,288
SALES                                                                      7,843
Aggressive Strategy Fund
PURCHASES                                                                178,473
SALES                                                                     74,648
Tax-Managed Aggressive Strategy Fund
PURCHASES                                                                 31,442
SALES                                                                      5,524
Core Market Strategy Fund
PURCHASES                                                                 66,456
SALES                                                                     25,811
TM Core Market Strategy Allocation Fund
PURCHASES                                                                 11,252
SALES                                                                      6,196
Market Growth Strategy Fund
PURCHASES                                                                368,263
SALES                                                                    138,396
TM Market Growth Strategy Allocation Fund
PURCHASES                                                                 68,038
SALES                                                                      6,850

6. FEDERAL TAX INFORMATION

It is each Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for Federal income tax purposes and distribute substantially all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Reclassification of Components of Net Assets - The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, accumulated net realized gain (loss) or undistributed net investment income (loss), as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences, primarily attributable to the classification of short-term capital gains as ordinary income for tax purposes, return of capital, and utilization of earnings and profits on shareholder redemptions have been reclassified to/from the following accounts as of March 31, 2006 ($ Thousands):

--------------------------------------------------------------------------------
                                        Undistributed   Accumulated
                                       Net Investment      Realized    Paid-in-
                                        Income (Loss)   Gain (Loss)     Capital
                                                (000)         (000)       (000)
--------------------------------------------------------------------------------
Diversified Conservative
    Income Fund                              $     80      $   (191)       $111
Diversified Conservative Fund                     163          (163)         --
Diversified Global Moderate
    Growth Fund                                   514          (514)         --
Diversified Moderate Growth Fund                  844          (844)         --
Diversified Global Growth Fund                    804          (804)         --
Diversified Global Stock Fund                     482          (482)         --
Diversified U.S. Stock Fund                       487          (487)         --
TM Conservative Strategy
    Allocation Fund                                11           (11)         --
Moderate Strategy Fund                            142          (142)         --
Aggressive Strategy Fund                          531          (618)         87
Tax-Managed Aggressive Strategy
    Allocation Fund                                44           (57)         13
Core Market Strategy Fund                         132          (212)         80
TM Core Market Strategy
    Allocation Fund                                18           (18)         --
Market Growth Strategy Fund                       946        (1,308)        362
TM Market Growth Strategy
    Allocation Fund                                81           (81)         --


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2006                   69

March 31, 2006

6. FEDERAL TAX INFORMATION (Continued)

The tax character of dividends and distributions paid during the years ended March 31, 2006 and March 31, 2005 were as follows ($ Thousands):

----------------------------------------------------------------------------------------------
                                                   Ordinary                  Long-term
                                                    Income                 Capital Gain
                                               2006         2005         2006         2005
----------------------------------------------------------------------------------------------
Diversified Conservative Income Fund        $    2,163   $    2,421   $      294   $      374
Diversified Conservative Fund                    3,104        3,301          487          831
Diversified Global Moderate Growth Fund          4,728        8,132          649        5,098
Diversified Moderate Growth Fund                 8,263        8,959           --           --
Diversified Global Growth Fund                   4,467        5,758        1,096        1,935
Diversified Global Stock Fund                    1,540        1,917           --           --
Diversified U.S. Stock Fund                        669        1,361           --           --
Defensive Strategy Fund                          2,576          549           14           --
TM Defensive Strategy Allocation Fund              588          269           41            2
Conservative Strategy Fund                       2,896          845           18           --
TM Conservative Strategy Allocation Fund         1,338        1,003          138           12
Moderate Strategy Fund                           9,019        2,806          147           --
TM Moderate Strategy Allocation Fund             2,009        1,113            2           23
Aggressive Strategy Fund                         3,148        1,248          359           --
Tax-Managed Aggressive Strategy Fund               934          377          188           --
Core Market Strategy Fund                        2,140          916          184           --
TM Core Market Strategy Allocation Fund            335          304          215           78
Market Growth Strategy Fund                      9,293        3,719          967           --
TM Market Growth Strategy Allocation Fund        1,803        1,304           --          369

----------------------------------------------------------------------------------------------
                                                   Return of
                                                    Capital                   Totals
                                               2006         2005         2006         2005
----------------------------------------------------------------------------------------------
Diversified Conservative Income Fund        $       --   $       --   $    2,457   $    2,795
Diversified Conservative Fund                       --           --        3,591        4,132
Diversified Global Moderate Growth Fund             --           --        5,377       13,230
Diversified Moderate Growth Fund                    --           --        8,263        8,959
Diversified Global Growth Fund                      --           --        5,563        7,693
Diversified Global Stock Fund                       --           --        1,540        1,917
Diversified U.S. Stock Fund                         --           --          669        1,361
Defensive Strategy Fund                             --           --        2,590          549
TM Defensive Strategy Allocation Fund               --       11,847          629       12,118
Conservative Strategy Fund                          --           --        2,914          845
TM Conservative Strategy Allocation Fund            --       27,664        1,476       28,679
Moderate Strategy Fund                              --           --        9,166        2,806
TM Moderate Strategy Allocation Fund                --       28,181        2,011       29,317
Aggressive Strategy Fund                            --           --        3,507        1,248
Tax-Managed Aggressive Strategy Fund                --           --        1,122          377
Core Market Strategy Fund                           --           --        2,324          916
TM Core Market Strategy Allocation Fund             --       12,227          550       12,609
Market Growth Strategy Fund                         --           --       10,260        3,719
TM Market Growth Strategy Allocation Fund           --       15,411        1,803       17,084

As of March 31, 2006, the components of Distributable Earnings/ (Accumulated Losses) on a tax basis were as follows ($ Thousands):

-----------------------------------------------------------------------------------------------------------
                                         Undistributed    Undistributed
                                              Ordinary        Long-Term     Capital Loss      Post-October
                                                Income     Capital Gain    Carryforwards            Losses
-----------------------------------------------------------------------------------------------------------
Diversified Conservative Income Fund        $      144       $    1,313        $      --        $       --
Diversified Conservative Fund                      354            3,522               --                --
Diversified Global Moderate Growth Fund          1,207            4,752               --                --
Diversified Moderate Growth Fund                   890            7,847               --                --
Diversified Global Growth Fund                   1,869            3,738               --                --
Diversified Global Stock Fund                      481               --             (299)           (9,436)
Diversified U.S. Stock Fund                        485               --           (2,137)          (14,041)
Defensive Strategy Fund                            131               65               --                --
TM Defensive Strategy Allocation Fund               44              232               --                --
Conservative Strategy Fund                          67               86               --
TM Conservative Strategy Allocation Fund            34              494               --                --
Moderate Strategy Fund                             309            1,022               --                --
TM Moderate Strategy Allocation Fund                90               41               --                --
Aggressive Strategy Fund                         2,675            5,899               --                --
Tax-Managed Aggressive Strategy Fund                72              487               --                --
Core Market Strategy Fund                          628            1,517               --                --
TM Core Market Strategy Allocation Fund             66              629               --                --
Market Growth Strategy Fund                      4,640           11,928               --                --
TM Market Growth Strategy Allocation Fund          130              951               --                --

-----------------------------------------------------------------------------------------
                                                                                   Total
                                                                           Distributable
                                                Other       Unrealized         Earnings/
                                             Temporary    Appreciation      (Accumulated
                                           Differences  (Depreciation)           Losses)
-----------------------------------------------------------------------------------------
Diversified Conservative Income Fund        $       --       $     (486)       $     971
Diversified Conservative Fund                       --            1,474            5,350
Diversified Global Moderate Growth Fund             --            8,422           14,381
Diversified Moderate Growth Fund                    --            9,290           18,027
Diversified Global Growth Fund                      --           15,611           21,218
Diversified Global Stock Fund                       --            7,490           (1,764)
Diversified U.S. Stock Fund                         --            3,197          (12,496)
Defensive Strategy Fund                            (15)           1,358            1,539
TM Defensive Strategy Allocation Fund              (15)           1,123            1,384
Conservative Strategy Fund                         (15)           3,719            3,857
TM Conservative Strategy Allocation Fund           (16)           3,451            3,963
Moderate Strategy Fund                             (15)          17,942           19,258
TM Moderate Strategy Allocation Fund               (15)           8,619            8,735
Aggressive Strategy Fund                           (15)          12,424           20,983
Tax-Managed Aggressive Strategy Fund               (16)           7,588            8,131
Core Market Strategy Fund                          (15)           1,512            3,642
TM Core Market Strategy Allocation Fund            (16)           2,174            2,853
Market Growth Strategy Fund                        (15)          20,350           36,903
TM Market Growth Strategy Allocation Fund          (15)          14,162           15,228

Post-October losses represent losses realized on investment transactions from November 1, 2005 through March 31, 2006 that, in accordance with Federal income tax regulations, the Trust has elected to defer and treat as having arisen in the following fiscal year.

The Funds had capital loss carryforwards at March 31, 2006 as follows ($ Thousands):

--------------------------------------------------------------------------------
                                                  Years
                                               Expiring                  Amounts
--------------------------------------------------------------------------------
Diversified Global Stock Fund                      2011               $      299
Diversified U.S. Stock Fund                        2014                       96
                                                   2012                    1,631
                                                   2010                      410
                                                                      ----------
                                                                      $    2,137


--------------------------------------------------------------------------------
70                   SEI Asset Allocation Trust / Annual Report / March 31, 2006

For Federal income tax purposes, the capital loss carryforwards may be carried forward for a maximum of eight years to offset any net real- ized capital gains.

During the year ended March 31, 2006, the Diversified Moderate Growth Fund and Diversified Global Stock Fund utilized capital loss carryforwards of $3,401,980 and $245,378, respectively.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at March 31, 2006, were as follows ($ Thousands):

-----------------------------------------------------------------------------------------------
                                                                                           Net
                                                                                    Unrealized
                                       Federal    Appreciated    Depreciated      Appreciation
                                      Tax Cost     Securities     Securities    (Depreciation)
-----------------------------------------------------------------------------------------------
Diversified Conservative
    Income Fund                     $   69,257     $      858     $   (1,344)       $     (486)
Diversified Conservative
    Fund                               110,242          4,192         (2,718)            1,474
Diversified Global Moderate
    Growth Fund                        196,793         11,547         (3,125)            8,422
Diversified Moderate
    Growth Fund                        372,188         14,860         (5,570)            9,290
Diversified Global
    Growth Fund                        269,390         18,381         (2,770)           15,611
Diversified Global
       Stock Fund                      150,137          8,686         (1,196)            7,490
Diversified US
    Stock Fund                         105,847          4,050           (853)            3,197
Defensive Strategy Fund                 98,195          2,010           (652)            1,358
TM Defensive Strategy
    Allocation Fund                     18,851          1,169            (46)            1,123
Conservative Strategy Fund             106,561          4,494           (775)            3,719
TM Conservative Strategy
    Allocation Fund                     33,648          3,631           (180)            3,451
Moderate Strategy Fund                 324,266         21,099         (3,157)           17,942
TM Moderate Strategy
    Allocation Fund                     82,899          8,824           (205)            8,619
Aggressive Strategy Fund               180,239         12,852           (428)           12,424
Tax-Managed Aggressive
Strategy Fund                           59,058          7,680            (92)            7,588
Core Market Strategy Fund               82,521          2,953         (1,441)            1,512
TM Core Market Strategy
Allocation Fund                         18,301          2,212            (38)            2,174
Market Growth Strategy
Fund                                   445,030         24,421         (4,071)           20,350
TM Market Growth Strategy
Allocation Fund                        113,357         14,379           (217)           14,162

7. IN-KIND DISTRIBUTION

During a review of March 31, 2005 year-end tax information, it was determined that certain distributions of interest income derived from underlying municipal bond funds were classified as taxable interest income when distributed to shareholders of the TM Defensive Strategy Allocation, TM Conservative Strategy Allocation, TM Moderate Strategy Allocation, TM Core Market Strategy Allocation and TM Market Growth Strategy Allocation Funds (the "TM Strategy Allocation Funds"). It was determined that under the current tax code, the fund-of-funds struc- ture caused distributions of interest income from underlying municipal bond funds lose their tax-exempt character when the TM Strategy Allocation Funds distributed that income to their shareholders. The tax characteristics would be preserved, however, if the shareholders held the municipal bond funds directly rather than through a fund of funds. As a result, the Funds' Board of Trustees decided to distribute shares of the underlying municipal bond funds held in the TM Strategy Allocation Funds to shareholders in the form of an in-kind distribution. This option had the benefit of enabling shareholders to hold interests in the municipal bond funds directly, thereby being able to take advantage of the tax-exempt character of the interest distributed by those funds, while also preserving for such investors the original investment strategy they sought to achieve within the TM Strategy Allocation Funds.

On March 29, 2005 each TM Strategy Allocation Funds recorded an in-kind dividend equal to the fair market value of the municipal bond funds held by the Funds. The tax character of this in-kind distribution is presented below ($ Thousands):

-----------------------------------------------------------------------------------------------
                                                           Realized    Return of         Total
                                                Income        Gains      Capital         Value
-----------------------------------------------------------------------------------------------
TM Defensive Strategy Allocation Fund       $      104   $        1   $   11,847    $   11,952
TM Conservative Strategy Allocation Fund           319           12       27,664        27,995
TM Moderate Strategy Allocation Fund               330           23       28,181        28,534
TM Core Market Strategy Allocation                 146           78       12,227        12,451
TM Market Growth Strategy Allocation Fund          481          369       15,411        16,261

SEI has made certain payments to shareholders of the Funds related to this matter. These payments were made from SEI's own assets and had no impact on the assets of the Funds.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2006                   71

NOTES TO FINANCIAL STATEMENTS (Concluded)

March 31, 2006

8. REVERSE SHARE SPLIT

On May 6, 2005, the TM Defensive Strategy Allocation Fund, TM Conservative Strategy Allocation Fund, TM Moderate Strategy Allocation Fund, TM Core Market Strategy Allocation Fund and TM Market Growth Strategy Allocation Fund (the "Strategy Allocation Funds") declared a reverse share split, as approved by the Board of Trustees, in order to bring the NAV of each Fund above $10 per share. The details of the reverse split are as follows:

--------------------------------------------------------------------------------
                                                                          Split
                                                                          Ratio
--------------------------------------------------------------------------------
TM Defensive Strategy Allocation Fund                                   1 for 4
TM Conservative Strategy Allocation Fund                                1 for 2
TM Moderate Strategy Allocation Fund                                    1 for 2
TM Core Market Strategy Allocation Fund                                 1 for 2
TM Market Growth Strategy Allocation Fund                               2 for 3

9. INVESTMENT RISKS

In the normal course of business, the Funds enter into contracts that provide general indemnifications by the Fund to the counterparty of the contract. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

10. CONCENTRATION/RISK

The Funds' Statement of Additional Information provides a description of concentration and risk associated with the different investments in the underlying affiliated investment companies.

11. RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

On May 6, 2005, prior to the issuance of the 2005 financial statements, the Strategy Allocation Funds declared reverse stock splits (see Note 8). The effects of the reverse stock splits should have been reflected retroactively in the March 31, 2005 financial statements for the periods ended March 31, 2005 and March 31, 2004. The per share information included in the financial highlights and the Capital Share Transaction table (see Note 4) have been restated to properly reflect the effects of the reverse split on a retroactive basis.

12. OTHER

On May 10, 2006, the Board of Trustees approved changing the names of the following Funds:

SAAT TM Defensive Strategy Allocation Fund to SAAT Defensive Strategy Allocation Fund; SAAT TM Conservative Strategy Allocation Fund to SAAT Conservative Strategy Allocation Fund; SAAT TM Moderate Strategy Allocation Fund to SAAT Moderate Strategy Allocation Fund; SAAT TM Core Market Strategy Allocation Fund to SAAT Core Market Strategy Allocation Fund; and SAAT TM Market Growth Strategy Allocation Fund to SAAT Market Growth Strategy Allocation Fund.

13. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (unaudited)

The Board has selected KPMG LLP (KPMG) to serve as the Trust's independent registered public accounting firm for the Trust's fiscal year ended March 31, 2006. The decision to select KPMG was recommended by the Audit Committee and was approved by the Board on September 21, 2005. During the Trust's fiscal years ended March 31, 2005 and March 31, 2004 and through September 21, 2005, neither the Trust, its portfolios nor anyone on their behalf has consulted with KPMG LLP on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Trust's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph
(a)(1)(iv) of said Item 304).

The selection of KPMG does not reflect any disagreements with or dissatisfaction by the Trust or the Board with the performance of the Trust's prior auditor. The decision to dismiss PricewaterhouseCoopers LLP ("PwC"), the Trust's previous independent registered public accounting firm, and to select KPMG was recommended by the Trust's Audit Committee and approved by the Fund's Board of Trustees. PwC's report on the Trust's financial statements for the fiscal years ended March 31, 2005 and March 31, 2004 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Trust's fiscal years ended March 31, 2005 and March 31, 2004 and through September 21, 2005,
(i) there were no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the Trust's financial statements for such years, and (ii) there were no "reportable events" of the kind described in Item 302(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.


--------------------------------------------------------------------------------
72                   SEI Asset Allocation Trust / Annual Report / March 31, 2006

SEI ASSET ALLOCATION TRUST -- MARCH 31, 2006

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF SEI ASSET ALLOCATION TRUST

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of SEI Asset Allocation Trust, comprising the Diversified Conservative Income, Diversified Conservative, Diversified Global Moderate Growth, Diversified Moderate Growth, Diversified Global Growth, Diversified Global Stock, Diversified U.S. Stock, Defensive Strategy, TM Defensive Strategy Allocation, Conservative Strategy, TM Conservative Strategy Allocation, Moderate Strategy, TM Moderate Strategy Allocation, Aggressive Strategy, Tax-Managed Aggressive Strategy, Core Market Strategy, TM Core Market Strategy Allocation, Market Growth Strategy, and TM Market Growth Strategy Allocation Funds, (collectively, the "Funds"), as of March 31, 2006, and the related statements of operations and changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net assets for the year ended March 31, 2005 and the financial highlights for each of the years in the four year period ended March 31, 2005 were audited by other auditors. Those auditors expressed an unqualified opinion on the statement of changes in net assets and those financial highlights in their report dated May 6, 2005, except for restated share and per share amounts in Note 4 and the financial highlights for each of the years in the four-year period ended March 31, 2005 related to TM Defensive Strategy Allocation Fund, TM Conservative Strategy Allocation Fund, TM Moderate Strategy Allocation Fund, TM Core Market Strategy Allocation Fund and TM Market Growth Strategy Allocation Fund, for which their report is dated
May 19, 2006.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2006, by correspondence with the transfer agent of the underlying funds. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of SEI Asset Allocation Trust as of March 31, 2006, and the results of their operations, the changes in their net assets, and the financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.


                                  /s/ KPMG LLP

Philadelphia, Pennsylvania
May 26, 2006


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2006                   73

TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED)

The following chart lists Trustees and Officers as of May 28, 2006.

Set forth below are the names, addresses, ages, position with the Trust, Term of Office and Length of Time Served, the principal occupations for the last five years, number of portfolios in fund complex overseen by trustee, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-800-342-5734.

------------------------------------------------------------------------------------------------------------------------------------
                                        TERM OF                                        NUMBER OF
                                        OFFICE                                        PORTFOLIOS
                                          AND                  PRINCIPAL                IN FUND
         NAME           POSITION(S)    LENGTH OF             OCCUPATION(S)              COMPLEX            OTHER DIRECTORSHIPS
       ADDRESS,          HELD WITH       TIME                 DURING PAST              OVERSEEN                  HELD BY
        AND AGE           TRUSTS       SERVED(1)               FIVE YEARS            BY TRUSTEE(2)               TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
Robert A. Nesher        Chairman       since 1982     Currently performs various           72        Trustee of The Advisors' Inner
One Freedom              of the                       services on behalf of SEI                      Circle Fund, The Advisors'
Valley Drive,           Board of                      for which Mr. Nesher is                        Inner Circle Fund II, Bishop
Oaks, PA 19456          Trustees*                     compensated.                                   Street Funds, Director of
59 yrs. old                                                                                          SEI Global Master Fund, plc,
                                                                                                     SEI Global Assets Fund, plc,
                                                                                                     SEI Global Investments Fund,
                                                                                                     plc, SEI Investments Global,
                                                                                                     Limited, SEI Investments --
                                                                                                     Global Fund Services, Limited,
                                                                                                     SEI Investments (Europe),
                                                                                                     Limited, SEI Investments --
                                                                                                     Unit Trust Management (UK),
                                                                                                     Limited, SEI Global Nominee
                                                                                                     Ltd., SEI Absolute Return
                                                                                                     Master Fund, L.P., SEI
                                                                                                     Absolute Return Fund, L.P.,
                                                                                                     SEI Opportunity Master Fund,
                                                                                                     L.P., SEI Opportunity Fund,
                                                                                                     L.P. and SEI Multi-Strategy
                                                                                                     Funds plc.
------------------------------------------------------------------------------------------------------------------------------------
William M. Doran        Trustee*       since 1982     Self-employed consultant             72        Trustee of The Advisors' Inner
1701 Market Street                                    since 2003. Partner, Morgan,                   Circle Fund, The Advisors'
Philadelphia, PA                                      Lewis & Bockius                                Inner Circle Fund II, Director
19103                                                 LLP (law firm) from 1976 to                    of SEI since 1974. Director
66 yrs. old                                           2003, counsel to the Trust,                    of the Distributor since 2003.
                                                      SEI, SIMC, the Administrator                   Director of SEI Investments --
                                                      and the Distributor.                           Global Fund Services, Limited,
                                                      Secretary of SEI since 1978.                   SEI Investments Global,
                                                                                                     Limited, SEI Investments
                                                                                                     (Europe), Limited, SEI
                                                                                                     Investments (Asia), Limited
                                                                                                     and SEI Asset Korea Co., Ltd.
------------------------------------------------------------------------------------------------------------------------------------
TRUSTEES
F. Wendell Gooch        Trustee        since 1982     Retired                              72        Trustee of STI Classic Funds
One Freedom                                                                                          and STI Classic Variable Trust.
Valley Drive,
Oaks, PA 19456
73 yrs. old
------------------------------------------------------------------------------------------------------------------------------------
James M. Storey         Trustee        since 1995     Attorney, sole practitioner          72        Trustee of The Advisors' Inner
One Freedom                                           since 1994. Partner, Dechert                   Circle Fund, The Advisors'
Valley Drive,                                         Price & Rhoads, September                      Inner Circle Fund II,
Oaks, PA 19456                                        1987-December 1993.                            Massachusetts Health and
75 yrs. old                                                                                          Education Tax-Exempt Trust,
                                                                                                     and U.S. Charitable Gift Trust.
------------------------------------------------------------------------------------------------------------------------------------

* MESSRS. NESHER AND DORAN ARE TRUSTEES WHO MAY BE DEEMED AS "INTERESTED" PERSONS OF THE TRUST AS THAT TERM IS DEFINED IN THE 1940 ACT BY VIRTUE OF THEIR AFFILIATION WITH SIMC AND THE TRUST'S DISTRIBUTOR.

(1) EACH TRUSTEE SHALL HOLD OFFICE DURING THE LIFETIME OF THIS TRUST UNTIL THE ELECTION AND QUALIFICATION OF HIS OR HER SUCCESSOR, OR UNTIL HE OR SHE SOONER DIES, RESIGNS OR IS REMOVED IN ACCORDANCE WITH THE TRUST'S DECLARATION OF TRUST.

(2) THE FUND COMPLEX INCLUDES THE FOLLOWING TRUSTS: SEI ASSET ALLOCATION TRUST, SEI DAILY INCOME TRUST, SEI INDEX FUNDS, SEI INSTITUTIONAL INVESTMENTS TRUST, SEI INSTITUTIONAL INTERNATIONAL TRUST, SEI INSTITUTIONAL MANAGED TRUST, SEI LIQUID ASSET TRUST AND SEI TAX EXEMPT TRUST.


--------------------------------------------------------------------------------
74                   SEI Asset Allocation Trust / Annual Report / March 31, 2006

-----------------------------------------------------------------------------------------------------------------------------------
                                         TERM OF                                     NUMBER OF
                                         OFFICE                                      PORTFOLIOS
                                           AND              PRINCIPAL                 IN FUND
         NAME           POSITION(S)     LENGTH OF         OCCUPATION(S)               COMPLEX              OTHER DIRECTORSHIPS
       ADDRESS,         HELD WITH         TIME            DURING PAST                 OVERSEEN                  HELD BY
        AND AGE          TRUSTS         SERVED(1)          FIVE YEARS              BY TRUSTEE(2)                TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
TRUSTEES (CONTINUED)
George J. Sullivan, Jr.   Trustee      since 1996     Self-Employed Consultant,          72          Trustee of The Advisors' Inner
One Freedom                                           Newfound Consultants Inc.                      Circle Fund, The Advisors'
Valley Drive                                          since April 1997.                              Inner Circle Fund II, State
Oaks, PA 19456                                                                                       Street Navigator Securities
63 yrs. old                                                                                          Lending Trust, SEI Absolute
                                                                                                     Return Master Fund, L.P., SEI
                                                                                                     Absolute Return Fund, L.P.,
                                                                                                     SEI Opportunity Master Fund,
                                                                                                     L.P., and SEI Opportunity
                                                                                                     Fund, L.P.
-----------------------------------------------------------------------------------------------------------------------------------
Rosemarie B. Greco        Trustee      since 1999     Director, Governor's Office        72          Director, Sonoco, Inc.;
One Freedom                                           of Health Care Reform,                         Director, Exelon Corporation;
Valley Drive                                          Commonwealth of                                Trustee, Pennsylvania Real
Oaks, PA 19456                                        Pennsylvania since 2003.                       Estate Investment Trust.
60 yrs. old                                           Founder and Principal,
                                                      Grecoventures Ltd. from
                                                      1999 to 2002.
-----------------------------------------------------------------------------------------------------------------------------------
Nina Lesavoy              Trustee      since 2003     Managing Partner, Cue              72          SEI Absolute Return Master
One Freedom                                           Capital since March 2002,                      Fund, L.P., SEI Absolute
Valley Drive,                                         Managing Partner and Head                      Return Fund, L.P., SEI
Oaks, PA 19456                                        of Sales, Investorforce,                       Opportunity Master Fund, L.P.,
48 yrs. old                                           March 2000-December 2001;                      and SEI Opportunity Fund, L.P.
                                                      Global Partner working for
                                                      the CEO, Invesco Capital,
                                                      January 1998-January 2000.
                                                      Head of Sales and Client
                                                      Services, Chancellor
                                                      Capital and later LGT Asset
                                                      Management, 1986-2000.
-----------------------------------------------------------------------------------------------------------------------------------
James M. Williams         Trustee      since 2004     Vice President and Chief           72          SEI Absolute Return Master
One Freedom                                           Investment Officer, J. Paul                    Fund, L.P., SEI Absolute
Valley Drive,                                         Getty Trust, Non-Profit                        Return Fund, L.P., SEI
Oaks, PA 19456                                        Foundation for Visual Arts,                    Opportunity Master Fund, L.P.,
58 yrs. old                                           since December 2002.                           and SEI Opportunity Fund, L.P.
                                                      President, Harbor Capital
                                                      Advisors and Harbor Mutual
                                                      Funds, 2000-2002. Manager,
                                                      Pension Asset Management,
                                                      Ford Motor Company,
                                                      1997-1999.
-----------------------------------------------------------------------------------------------------------------------------------
OFFICERS
Robert A. Nesher         President     since 2005     Currently performs various         N/A                      N/A
One Freedom                & CEO                      services on behalf of SEI
Valley Drive,                                         for which Mr. Nesher is
Oaks, PA 19456                                        compensated.
59 yrs. old
-----------------------------------------------------------------------------------------------------------------------------------
Stephen F. Panner        Controller    since 2005     Fund Accounting Director of        N/A                      N/A
One Freedom                 and                       the Administrator since
Valley Drive,              Chief                      2005. Fund Administration
Oaks, PA 19456           Financial                    Manager, Old Mutual Fund
35 yrs. old               Officer                     Services, 2000-2005. Chief
                                                      Financial Officer,
                                                      Controller and Treasurer,
                                                      PBHG Funds and PBHG
                                                      Insurance Series Fund,
                                                      2004-2005. Assistant
                                                      Treasurer, PBHG Funds and
                                                      PBHG Insurance Series Fund,
                                                      2000-2004. Assistant
                                                      Treasurer, Old Mutual
                                                      Advisors Fund, 2004-2005.
-----------------------------------------------------------------------------------------------------------------------------------
Russell Emery              Chief       since 2006     Director of Investment             N/A                      N/A
One Freedom              Compliance                   Product Management and
Valley Drive              Officer                     Development of SEI since
Oaks, PA 19456                                        2003. Senior Investment
43 yrs. old                                           Analyst--Equity Team of
                                                      SIMC, (2000-2003).
-----------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2006                   75

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited) (Concluded)

------------------------------------------------------------------------------------------------------------------------------------
                                         TERM OF                                                NUMBER OF
                                         OFFICE                                                PORTFOLIOS
                                           AND                      PRINCIPAL                    IN FUND
         NAME           POSITION(S)     LENGTH OF                 OCCUPATION(S)                  COMPLEX     OTHER DIRECTORSHIPS
       ADDRESS,          HELD WITH        TIME                     DURING PAST                  OVERSEEN           HELD BY
        AND AGE           TRUSTS        SERVED(1)                   FIVE YEARS                BY TRUSTEE(2)        TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
Timothy D. Barto           Vice        since 2002       General Counsel, Vice President and        N/A                 N/A
One Freedom              President                      Secretary of SIMC and the
Valley Drive                and                         Administrator since 2004. Vice
Oaks, PA 19456           Secretary                      President and Assistant Secretary
38 yrs. old                                             of SEI since 2001. Vice President
                                                        of SIMC and the Administrator since
                                                        1999. Assistant Secretary of SIMC,
                                                        the Administrator and the
                                                        Distributor and Vice President of
                                                        the Distributor, 1999-2003.
------------------------------------------------------------------------------------------------------------------------------------
Sofia A. Rosala            Vice        since 2004       Vice President and Assistant               N/A                 N/A
One Freedom              President                      Secretary of SIMC and the
Valley Drive                and                         Administrator since 2005.
Oaks, PA 19456           Assistant                      Compliance Officer of SEI,
32 yrs. old              Secretary                      September 2001-2004. Account and
                                                        Product Consultant, SEI Private
                                                        Trust Company, 1998-2001.
------------------------------------------------------------------------------------------------------------------------------------
Philip T. Masterson        Vice        since 2004       Vice President and Assistant               N/A                 N/A
One Freedom              President                      Secretary of SIMC since 2005.
Valley Drive                and                         General Counsel, Citco Mutual Fund
Oaks, PA 19456           Assistant                      Services, 2003-2004. Vice President
42 yrs. old              Secretary                      and Associate Counsel,
                                                        OppenheimerFunds, 2001-2003. Vice
                                                        President and Assistant Counsel,
                                                        Oppenheimer Funds, 1997-2001.
------------------------------------------------------------------------------------------------------------------------------------
James Ndiaye               Vice        since 2005       Vice President and Assistant               N/A                 N/A
One Freedom              President                      Secretary of SIMC since 2005. Vice
Valley Drive                and                         President, Deutsche Asset
Oaks, PA 19456           Assistant                      Management (2003-2004). Associate,
37 yrs. old              Secretary                      Morgan, Lewis & Bockius LLP
                                                        (2000-2003). Assistant Vice
                                                        President, ING Variable Annuities
                                                        Group (1999-2000).
------------------------------------------------------------------------------------------------------------------------------------
Michael T. Pang            Vice        since 2005       Vice President and Assistant               N/A                 N/A
One Freedom              President                      Secretary of SIMC since 2005.
Valley Drive                and                         Counsel, Caledonian Bank & Trust's
Oaks, PA 19456           Assistant                      Mutual Funds Group (2004). Counsel,
33 yrs. old              Secretary                      Permal Asset Management
                                                        (2001-2004). Associate, Schulte,
                                                        Roth & Zabel's Investment
                                                        Management Group (2000-2001). Staff
                                                        Attorney, U.S. SEC's Division of
                                                        Enforcement, Northeast Regional
                                                        Office (1997-2000).
------------------------------------------------------------------------------------------------------------------------------------
John J. McCue              Vice        since 2004       Director of Portfolio                      N/A                 N/A
One Freedom              President                      Implementations for SIMC since
Valley Drive                                            1995. Managing Director of Money
Oaks, PA 19456                                          Market Investments for SIMC since
43 yrs. old                                             2003.
------------------------------------------------------------------------------------------------------------------------------------
Nicole Welch            Anti-Money     since 2005       Assistant Vice President and               N/A                 N/A
One Freedom             Laundering                      Anti-Money Laundering Compliance
Valley Drive            Compliance                      Coordinator of SEI since 2005.
Oaks, PA 19456            Officer                       Compliance Analyst, TD Waterhouse
28 yrs. old                                             (2004). Senior Compliance Analyst,
                                                        UBS Financial Services
                                                        (2002-2004). Knowledge Management
                                                        Analyst, PriceWaterhouseCoopers
                                                        Consulting (2000-2002).
------------------------------------------------------------------------------------------------------------------------------------

(1) EACH TRUSTEE SHALL HOLD OFFICE DURING THE LIFETIME OF THIS TRUST UNTIL THE ELECTION AND QUALIFICATION OF HIS OR HER SUCCESSOR, OR UNTIL HE OR SHE SOONER DIES, RESIGNS OR IS REMOVED IN ACCORDANCE WITH THE TRUST'S DECLARATION OF TRUST.

(2) THE FUND COMPLEX INCLUDES THE FOLLOWING TRUSTS: SEI ASSET ALLOCATION TRUST, SEI DAILY INCOME TRUST, SEI INDEX FUNDS, SEI INSTITUTIONAL INVESTMENTS TRUST, SEI INSTITUTIONAL INTERNATIONAL TRUST, SEI INSTITUTIONAL MANAGED TRUST, SEI LIQUID ASSET TRUST AND SEI TAX EXEMPT TRUST.


--------------------------------------------------------------------------------
76                   SEI Asset Allocation Trust / Annual Report / March 31, 2006

SEI ASSET ALLOCATION TRUST -- MARCH 31, 2006

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include among others costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways.

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use the information, together with the actual amount you invested in the Fund, to estimate the expenses that you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at the ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result of your Fund in the "Expenses Paid During Period" column with the those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

                           BEGINNING       ENDING                      EXPENSES
                            ACCOUNT        ACCOUNT       ANNUALIZED      PAID
                             VALUE          VALUE          EXPENSE      DURING
                           10/01/05        3/31/06         RATIOS      PERIOD*
--------------------------------------------------------------------------------
DIVERSIFIED CONSERVATIVE INCOME FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                    $1,000.00      $1,023.10           0.12%       $0.61
Class D                     1,000.00       1,017.40           1.12         5.64
Class I                     1,000.00       1,021.20           0.37         1.87
HYPOTHETICAL 5% RETURN
Class A                    $1,000.00      $1,024.33           0.12%       $0.61
Class D                     1,000.00       1,019.34           1.12         5.64
Class I                     1,000.00       1,023.09           0.37         1.87
--------------------------------------------------------------------------------
DIVERSIFIED CONSERVATIVE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                    $1,000.00      $1,035.30           0.12%       $0.61
Class D                     1,000.00       1,030.60           1.12         5.67
Class I                     1,000.00       1,034.30           0.37         1.88
HYPOTHETICAL 5% RETURN
Class A                    $1,000.00      $1,024.33           0.12%       $0.61
Class D                     1,000.00       1,019.34           1.12         5.64
Class I                     1,000.00       1,023.09           0.37         1.87
--------------------------------------------------------------------------------
DIVERSIFIED GLOBAL MODERATE GROWTH FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                    $1,000.00      $1,059.10           0.12%       $0.62
Class D                     1,000.00       1,054.20           1.12         5.74
Class I                     1,000.00       1,058.30           0.37         1.90
HYPOTHETICAL 5% RETURN
Class A                    $1,000.00      $1,024.33           0.12%       $0.61
Class D                     1,000.00       1,019.34           1.12         5.64
Class I                     1,000.00       1,023.09           0.37         1.87

                           BEGINNING       ENDING                      EXPENSES
                            ACCOUNT        ACCOUNT       ANNUALIZED      PAID
                             VALUE          VALUE          EXPENSE      DURING
                           10/01/05        3/31/06         RATIOS      PERIOD*
--------------------------------------------------------------------------------
DIVERSIFIED MODERATE GROWTH FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                    $1,000.00      $1,053.40           0.12%       $0.61
Class D                     1,000.00       1,048.30           1.12         5.72
Class I                     1,000.00       1,053.10           0.37         1.89
HYPOTHETICAL 5% RETURN
Class A                    $1,000.00      $1,024.33           0.12%       $0.61
Class D                     1,000.00       1,019.35           1.12         5.64
Class I                     1,000.00       1,023.09           0.37         1.87
--------------------------------------------------------------------------------
DIVERSIFIED GLOBAL GROWTH FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                    $1,000.00      $1,077.50           0.12%       $0.62
Class D                     1,000.00       1,071.90           1.12         5.78
Class I                     1,000.00       1,076.40           0.37         1.91
HYPOTHETICAL 5% RETURN
Class A                    $1,000.00      $1,024.33           0.12%       $0.61
Class D                     1,000.00       1,019.35           1.12         5.64
Class I                     1,000.00       1,023.09           0.37         1.86
--------------------------------------------------------------------------------
DIVERSIFIED GLOBAL STOCK FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                    $1,000.00      $1,094.80           0.12%       $0.63
Class D                     1,000.00       1,088.80           1.12         5.83
Class I                     1,000.00       1,093.10           0.37         1.93
HYPOTHETICAL 5% RETURN
Class A                    $1,000.00      $1,024.33           0.12%       $0.61
Class D                     1,000.00       1,019.35           1.12         5.64
Class I                     1,000.00       1,023.09           0.37         1.86


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2006                   77

SEI ASSET ALLOCATION TRUST -- MARCH 31, 2006

DISCLOSURE OF FUND EXPENSES (Unaudited) (Concluded)

                           BEGINNING       ENDING                      EXPENSES
                            ACCOUNT        ACCOUNT       ANNUALIZED      PAID
                             VALUE          VALUE          EXPENSE      DURING
                           10/01/05        3/31/06         RATIOS       PERIOD*
--------------------------------------------------------------------------------
DIVERSIFIED U.S. STOCK FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                    $1,000.00      $1,078.90           0.12%       $0.62
Class D                     1,000.00       1,073.30           1.12         5.79
Class I                     1,000.00       1,077.20           0.37         1.92
HYPOTHETICAL 5% RETURN
Class A                    $1,000.00      $1,024.33           0.12%       $0.61
Class D                     1,000.00       1,019.35           1.12         5.64
Class I                     1,000.00       1,023.09           0.37         1.87
--------------------------------------------------------------------------------
DEFENSIVE STRATEGY FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                    $1,000.00      $1,027.80           0.10%       $0.50
Class I                     1,000.00       1,026.50           0.10         0.51
HYPOTHETICAL 5% RETURN
Class A                    $1,000.00      $1,024.43           0.10%       $0.50
Class I                     1,000.00       1,024.43           0.10         0.50
--------------------------------------------------------------------------------
TM DEFENSIVE STRATEGY ALLOCATION FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                    $1,000.00      $1,072.00           0.10%       $0.51
HYPOTHETICAL 5% RETURN
Class A                    $1,000.00      $1,024.43           0.10%       $0.50
--------------------------------------------------------------------------------
CONSERVATIVE STRATEGY FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                    $1,000.00      $1,040.90           0.10%       $0.51
Class I                     1,000.00       1,040.30           0.10         0.51
HYPOTHETICAL 5% RETURN
Class A                    $1,000.00      $1,024.43           0.10%       $0.50
Class I                     1,000.00       1,024.43           0.10         0.50
--------------------------------------------------------------------------------
TM CONSERVATIVE STRATEGY ALLOCATION FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                    $1,000.00      $1,075.60           0.10%       $0.52
HYPOTHETICAL 5% RETURN
Class A                    $1,000.00      $1,024.43           0.10%       $0.50
--------------------------------------------------------------------------------
MODERATE STRATEGY FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                    $1,000.00      $1,050.50           0.10%       $0.51
Class I                     1,000.00       1,052.30           0.10         0.51
HYPOTHETICAL 5% RETURN
Class A                    $1,000.00      $1,024.43           0.10%       $0.50
Class I                     1,000.00       1,024.43           0.10         0.50
--------------------------------------------------------------------------------
TM MODERATE STRATEGY ALLOCATION FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                    $1,000.00      $1,068.10           0.10%       $0.51
HYPOTHETICAL 5% RETURN
Class A                    $1,000.00      $1,024.43           0.10%       $0.50

                           BEGINNING       ENDING                      EXPENSES
                            ACCOUNT        ACCOUNT       ANNUALIZED      PAID
                             VALUE          VALUE          EXPENSE      DURING
                           10/01/05        3/31/06         RATIOS       PERIOD*
--------------------------------------------------------------------------------
AGGRESSIVE STRATEGY FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                    $1,000.00      $1,086.80           0.10%       $0.52
Class I                     1,000.00       1,083.70           0.10         0.52
HYPOTHETICAL 5% RETURN
Class A                    $1,000.00      $1,024.43           0.10%       $0.50
Class I                     1,000.00       1,024.43           0.10         0.50
--------------------------------------------------------------------------------
TAX-MANAGED AGGRESSIVE STRATEGY FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                    $1,000.00      $1,085.40           0.10%       $0.52
HYPOTHETICAL 5% RETURN
Class A                    $1,000.00      $1,024.43           0.10%       $0.50
--------------------------------------------------------------------------------
CORE MARKET STRATEGY FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                    $1,000.00      $1,041.60           0.10%       $0.51
Class I                     1,000.00       1,046.20           0.10         0.51
HYPOTHETICAL 5% RETURN
Class A                    $1,000.00      $1,024.43           0.10%       $0.50
Class I                     1,000.00       1,024.43           0.10         0.50
--------------------------------------------------------------------------------
TM CORE MARKET STRATEGY ALLOCATION FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                    $1,000.00      $1,084.70           0.10%       $0.52
HYPOTHETICAL 5% RETURN
Class A                    $1,000.00      $1,024.43           0.10%       $0.50
--------------------------------------------------------------------------------
MARKET GROWTH STRATEGY FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                    $1,000.00      $1,065.50           0.10%       $0.51
Class I                     1,000.00       1,071.00           0.10         0.52
HYPOTHETICAL 5% RETURN
Class A                    $1,000.00      $1,024.43           0.10%       $0.50
Class I                     1,000.00       1,024.43           0.10         0.50
--------------------------------------------------------------------------------
TM MARKET GROWTH STRATEGY ALLOCATION FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                    $1,000.00      $1,085.30           0.10%       $0.52
HYPOTHETICAL 5% RETURN
Class A                    $1,000.00      $1,024.43           0.10%       $0.50

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/365 (TO REFLECT THE ONE-HALF YEAR PERIOD SHOWN).


--------------------------------------------------------------------------------
78                   SEI Asset Allocation Trust / Annual Report / March 31, 2006

BOARD OF TRUSTEES' CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT
(Unaudited)

The SEI Asset Allocation Trust ("the Trust") and SEI Investments Management Corporation ("SIMC") have entered into an investment advisory agreement (the "Advisory Agreement"). Pursuant to the Advisory Agreement, SIMC is responsible for the day-to-day investment management of the assets of each series of the Trust (each, a "Fund" and, collectively, the "Funds").

The Investment Company Act of 1940, as amended (the "1940 Act") requires that the initial approval of, as well as the continuation of, each Fund's Advisory Agreement must be specifically approved: (i) by the vote of the Board of Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with their consideration of such approvals, the Fund's Trustees must request and evaluate, and SIMC is required to furnish, such information as may be reasonably necessary to evaluate the terms of the Advisory Agreement. In addition, the Securities and Exchange Commission ("SEC") takes the position that, as part of their fiduciary duties with respect to a mutual fund's fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Advisory Agreement.

Consistent with these responsibilities, the Trust's Board of Trustees calls and holds meetings each year that are dedicated to considering whether to renew the Advisory Agreements between the Trust and SIMC with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC, including information about SIMC's affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from Fund counsel and independent counsel to the Independent Trustees regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust's Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC.

Specifically, the Board requested and received written materials from SIMC regarding: (a) the quality of SIMC's investment management and other services;
(b) SIMC's investment management personnel; (c) SIMC's operations and financial condition; (d) SIMC's brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that SIMC charges a Fund compared with the fees it charges to comparable mutual funds; (f) a Fund's overall fees and operating expenses compared with similar mutual funds; (g) the level of SIMC's profitability from its Fund-related operations; (h) SIMC's compliance systems; (i) SIMC's policies on and compliance procedures for personal securities transactions; (j) SIMC's reputation, expertise and resources in domestic and/or international financial markets; and
(k) each Fund's performance compared with similar mutual funds.

At the March 8, 2006 meeting of the Board of Trustees, the Trustees, including a majority of the Independent Trustees, approved the Advisory Agreements and approved the selection of SIMC to act as investment advisor for the Funds. The Board's approval was based on its consideration and evaluation of a variety of specific factors discussed at the meetings and at prior meetings, including:

o the nature, extent and quality of the services provided to the Funds under the Advisory Agreements, including the resources of SIMC and its affiliates dedicated to the Funds;

o each Fund's investment performance and how it compared to that of other comparable mutual funds;

o each Fund's expenses under its Advisory Agreement and how those expenses compared to those of other comparable mutual funds;


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2006                   79

SEI ASSET ALLOCATION TRUST -- MARCH 31, 2006

BOARD OF TRUSTEES' CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT (Unaudited) (Concluded)

o the profitability of SIMC and its affiliates with respect to each Fund, including both direct and indirect benefits accruing to SIMC and its affiliates; and

o the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Advisory Agreements reflect those economies of scale for the benefit of Fund investors.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board of Trustees considered the nature, extent and quality of the services provided by SIMC to the Funds and the resources of SIMC and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC's personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC to the Funds and the resources of SIMC and its affiliates dedicated to the Funds supported renewal of the Advisory Agreements.

FUND PERFORMANCE. The Board of Trustees considered Fund performance in determining whether to renew the Advisory Agreements. Specifically, the Trustees considered each Fund's performance relative to its peer group and appropriate indices/benchmarks, in light of total return, yield and market trends. As part of this review, the Trustees considered the composition of the peer group and selection criteria. In evaluating performance, the Trustees considered both market risk and shareholder risk expectations for a given Fund. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds supported renewal of the Advisory Agreements.

FUND EXPENSES. With respect to the Funds' expenses under the Advisory Agreements, the Trustees considered the rate of compensation called for by the Advisory Agreements and each Fund's net operating expense ratio in comparison to those of other comparable mutual funds. The Trustees also considered information about average expense ratios of comparable mutual funds in each Fund's respective peer group. Finally, the Trustees considered the effects of SIMC's voluntary waiver of management and other fees to prevent total Fund expenses from exceeding a specified cap and that SIMC, through waivers, has maintained the Funds' net operating expenses at competitive levels for their respective distribution channels. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Advisory Agreements.

PROFITABILITY. With regard to profitability, the Trustees considered all compensation flowing to SIMC and its affiliates, directly or indirectly. The Trustees considered whether the varied levels of compensation and profitability under the Advisory Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by SIMC and its affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of SIMC is reasonable and supported renewal of the Advisory Agreements.

ECONOMIES OF SCALE. The Trustees considered the existence of any economies of scale and whether those were passed along to a Fund's shareholders through a graduated advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the Funds obtain reasonable benefit from economies of scale.

Based on the Trustees' deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Advisory Agreements and concluded that the compensation under the Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of their deliberations, the Trustees did not identify any particular information that was all-important or controlling.


--------------------------------------------------------------------------------
80                   SEI Asset Allocation Trust / Annual Report / March 31, 2006

NOTICE TO SHAREHOLDERS (Unaudited)

For shareholders that do not have a March 31, 2006 taxable year end, this notice is for informational purposes only. For shareholders with a March 31, 2006 taxable year end, please consult your tax advisor as to the pertinence of this notice.

For the fiscal year ended March 31, 2006 the Funds of the SEI Asset Allocation Trust are designating the following items with regard to distributions paid during the year.

                                            (A)             (B)                          (D)
                                         LONG TERM       ORDINARY          (C)        CORPORATE       (E)
                                       CAPITAL GAINS      INCOME          TOTAL       DIVIDENDS    QUALIFYING
                                       DISTRIBUTIONS   DISTRIBUTIONS  DISTRIBUTIONS    RECEIVED     DIVIDEND
FUND                                    (TAX BASIS)     (TAX BASIS)    (TAX BASIS)   DEDUCTION(1)  INCOME(2)
Diversified Conservative Income             13%             87%           100%            5%           5%
Diversified Conservative                    14%             86%           100%            8%          10%
Diversified Global Moderate Growth          12%             88%           100%           10%          14%
Diversified Moderate Growth                  0%            100%           100%           15%          19%
Diversified Global Growth                   20%             80%           100%           18%          25%
Diversified Global Stock                     0%            100%           100%           36%          51%
Diversified U.S. Stock                       0%            100%           100%           60%          60%
Defensive Strategy                           1%             99%           100%            3%           3%
TM Defensive Strategy Allocation             7%             93%           100%           11%          10%
Conservative Strategy                        1%             99%           100%            6%           6%
TM Conservative Strategy Allocation          9%             91%           100%           11%          11%
Moderate Strategy                            2%             98%           100%            9%          11%
TM Moderate Strategy Allocation              0%            100%           100%           22%          24%
Aggressive Strategy                         11%             89%           100%            9%          13%
Tax-Managed Aggressive Strategy             17%             83%           100%           26%          33%
Core Market Strategy                         9%             91%           100%            5%           7%
TM Core Market Strategy Allocation          39%             61%           100%           25%          32%
Market Growth Strategy                      11%             89%           100%            7%          10%
TM Market Growth Strategy Allocation         0%            100%           100%           24%          31%

                                                      FOREIGN INVESTORS
                                                    ---------------------
                                                                   (H)
                                           (F)         (G)      QUALIFIED
                                          U.S.      QUALIFIED  SHORT-TERM
                                       GOVERNMENT   INTEREST     CAPITAL
FUND                                   INTEREST(3)  INCOME(4)    GAINS(5)
Diversified Conservative Income            16%          27%        100%
Diversified Conservative                   20%          14%        100%
Diversified Global Moderate Growth         12%          12%          4%
Diversified Moderate Growth                17%          13%          0%
Diversified Global Growth                   8%          12%        100%
Diversified Global Stock                    0%          11%          0%
Diversified U.S. Stock                      0%          21%          0%
Defensive Strategy                          8%          48%        100%
TM Defensive Strategy Allocation            0%          11%        100%
Conservative Strategy                       6%          32%        100%
TM Conservative Strategy Allocation         0%           7%        100%
Moderate Strategy                           7%          20%        100%
TM Moderate Strategy Allocation             0%           7%        100%
Aggressive Strategy                         0%           9%        100%
Tax-Managed Aggressive Strategy             0%           4%         83%
Core Market Strategy                       14%          13%         33%
TM Core Market Strategy Allocation          0%           4%        100%
Market Growth Strategy                      8%          11%        100%
TM Market Growth Strategy Allocation        0%           4%        100%

(1) The percentage in this column represents dividends which qualify for the Corporate "Dividends Received Deduction."

(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as required by the Jobs and Growth Tax Relief Reconciliation Act of 2003. It is the intention of the Fund to designate the maximum amount permitted by the law.

(3) "U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. Generally, interest from direct U.S. Government obligations is exempt from state income tax.

Items (A), (B) and (C) are based on the percentage of the Fund's total distribution.

Item (D), (E) and (F) are based on a percentage of total ordinary income distribution of each Fund.

(4) The percentage in this column represents the amount of "Qualifying Interest Income" as created by the American Jobs Creation Act 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors.

(5) The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by the American Jobs Creation Act 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

Item (G) is based on a percentage of net investment income distributions.

Item (H) is based on a percentage of short-term capital gain distributions.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2006                   81

                             SUPPLEMENTAL FINANCIAL

                                   INFORMATION

                           SIMT LARGE CAP DIVERSIFIED

                                   ALPHA FUND

                               SEMI-ANNUAL REPORT

                                 MARCH 31, 2006

STATEMENT OF NET ASSETS (Unaudited)

LARGE CAP DIVERSIFIED ALPHA FUND

March 31, 2006

SECTOR WEIGHTINGS#:

     [THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

19.8% Financials
14.6% Information Technology
11.2% Health Care
11.0% Consumer Discretionary
 8.4% Asset-Backed Securities
 6.9% Industrials
 6.4% Energy
 5.6% Consumer Staples
 4.8% Short-Term Investments
 3.8% U.S. Government Mortgage-Backed Obligations
 2.3% Materials
 2.1% Utilities
 1.9% Telecommunication Services
 1.0% U.S. Government Agency Obligations
 0.2% U.S. Treasury Obligations

# Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------

COMMON STOCK -- 85.0%

CONSUMER DISCRETIONARY -- 12.2%
   Abercrombie & Fitch, Cl A (D)                      20,414       $      1,190
   Advance Auto Parts*                                 8,595                358
   Aeropostale*                                       13,600                410
   Amazon.com*                                        33,054              1,207
   American Eagle Outfitters                          43,289              1,293
   AnnTaylor Stores*                                  23,600                868
   Apollo Group, Cl A*                                56,894              2,988
   Applebee's International                           23,789                584
   Autonation*                                         5,245                113
   Autozone*                                           2,083                208
   Barnes & Noble                                        492                 23
   Beazer Homes USA (D)                                8,300                545
   Bed Bath & Beyond*                                  2,841                109
   Belo, Cl A                                          7,004                139
   Best Buy                                            4,500                252
   Black & Decker                                     14,763              1,283
   Boyd Gaming                                         4,800                240
   Brinker International                              12,363                522
   Brunswick                                          31,254              1,215
   Building Material Holding                           4,300                153
   Cablevision Systems, Cl A*                         35,973                960
   Career Education*                                  34,262              1,293
   CBS, Cl B                                          27,983                671
   Centex                                              1,041                 65
   Cheesecake Factory*                                 1,942                 73
   Chico's FAS*                                       20,683                841
   Circuit City Stores                                 1,600                 39
   Claire's Stores                                    35,500              1,289
   Clear Channel Communications                        5,380                156
   Coach*                                             54,219              1,875
   Comcast, Cl A*                                     39,085              1,022
   Corinthian Colleges*                                1,700                 24
   Darden Restaurants*                                67,032              2,750
   DIRECTV Group*                                    145,765              2,391
   Discovery Holding, Cl A*                            1,710                 26

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------

   Dollar General                                     10,467       $        185
   Dollar Tree Stores*                                20,700                573
   Dow Jones                                           2,100                 83
   DR Horton (D)                                      13,800                458
   E.W. Scripps, Cl A                                  8,571                383
   EchoStar Communications, Cl A*                     53,969              1,612
   Education Management*                              22,100                919
   Expedia*                                           19,813                402
   Federated Department Stores                         3,912                286
   Ford Motor (D)                                     55,700                443
   Fortune Brands (D)                                 29,198              2,354
   Gannett                                            23,746              1,423
   Gap                                                 1,909                 36
   Gentex                                                694                 12
   Genuine Parts                                      15,263                669
   Getty Images*                                       2,462                184
   Gildan Activewear*                                 12,800                608
   Goodyear Tire & Rubber*                             2,139                 31
   GTECH Holdings                                     10,763                366
   H&R Block (D)                                     121,962              2,640
   Harley-Davidson                                    34,333              1,781
   Harman International Industries                    11,684              1,298
   Harrah's Entertainment                              3,910                305
   Harte-Hanks                                         2,777                 76
   Hasbro                                             23,496                496
   Hilton Hotels                                       1,724                 44
   Home Depot (D)                                    181,793              7,690
   IAC/InterActive*                                   11,909                351
   International Game Technology                     125,521              4,421
   Interpublic Group*                                  3,168                 30
   J.C. Penney                                        36,520              2,206
   John Wiley & Sons, Cl A                             4,888                185
   Johnson Controls                                    6,777                515
   Jones Apparel Group (D)                            29,644              1,049
   KB Home                                            13,550                880
   Knight Ridder                                       2,350                149
   Kohl's*                                             5,156                273
   Lamar Advertising, Cl A*                            3,335                175
   Lennar, Cl A                                       11,918                720
   Liberty Global, Cl A*                              16,404                336
   Liberty Media, Cl A*                               38,916                320
   Liz Claiborne                                      23,700                971
   Lowe's (D)                                         19,021              1,226
   Marriott International, Cl A (D)                   39,169              2,687
   Mattel                                             49,269                893
   McDonald's                                         26,542                912
   McGraw-Hill (D)                                    27,348              1,576
   Men's Wearhouse                                     5,705                205
   Meredith                                            2,600                145
   MGM Mirage*                                       104,324              4,495
   Michaels Stores                                       488                 18
   Newell Rubbermaid                                  21,802                549
   News, Cl A*                                        31,877                529
   Nike, Cl B                                          8,162                695


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2006                   83

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2006
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------

   Nordstrom (D)                                      25,863       $      1,013
   NTL*                                                  349                 10
   NVR*                                                1,188                878
   O'Reilly Automotive*                                3,974                145
   Office Depot*                                      16,598                618
   OfficeMax                                             174                  5
   Omnicom Group (D)                                   7,524                626
   Outback Steakhouse                                  1,774                 78
   Pacific Sunwear of California*                      4,800                106
   Panera Bread, Cl A*                                 1,530                115
   Petsmart                                            8,700                245
   Pixar*                                              1,830                117
   Polo Ralph Lauren                                   4,600                279
   Pulte Homes                                         3,616                139
   R.H. Donnelley*                                     1,115                 65
   Ross Stores                                           643                 19
   Ryland Group                                          347                 24
   Saks*                                               3,589                 69
   Sears Holdings*                                     1,909                252
   Select Comfort*                                    21,033                832
   Shaw Communications, Cl B (D)*                     43,600              1,043
   ServiceMaster                                       8,281                109
   Sherwin-Williams                                   26,680              1,319
   Snap-On                                             5,165                197
   Standard-Pacific                                    3,221                108
   Stanley Works                                         515                 26
   Staples                                           222,874              5,688
   Starbucks*                                         44,159              1,662
   Starwood Hotels & Resorts Worldwide                 2,603                176
   Station Casinos                                     1,094                 87
   Steven Madden                                       2,700                 96
   Target                                             48,126              2,503
   Tempur-Pedic International*                        22,200                314
   Tiffany                                             6,000                225
   Timberland, Cl A*                                   4,165                143
   Time Warner (D)                                    53,367                896
   TJX                                                   195                  5
   Toll Brothers*                                      2,672                 93
   Tribune                                             3,177                 87
   Univision Communications, Cl A (D)*                55,808              1,924
   VF (D)                                             52,729              3,000
   Viacom, Cl B*                                       3,384                131
   Walt Disney*                                        1,171                 33
   Washington Post, Cl B                                  74                 57
   Weight Watchers International*                     54,071              2,779
   Wendy's International                               1,897                118
   Whirlpool                                           3,794                347
   Williams-Sonoma*                                    2,400                102
   XM Satellite Radio Holdings, Cl A*                155,000              3,452
   Yum! Brands                                        26,955              1,317
                                                                   -------------
                                                                        112,715
                                                                   -------------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 6.1%
   Albertson's                                         3,600       $         92
   Altria Group                                       20,852              1,478
   Anheuser-Busch                                     27,224              1,164
   Archer-Daniels-Midland (D)                         84,998              2,860
   Brown-Forman, Cl B                                  4,712                363
   Campbell Soup                                       3,471                112
   Chiquita Brands International                      19,900                334
   Church & Dwight                                     2,906                107
   Clorox (D)                                         35,287              2,112
   Coca-Cola (D)                                     108,105              4,526
   Coca-Cola Enterprises                              48,799                993
   Colgate-Palmolive                                   9,612                549
   Costco Wholesale                                    2,509                136
   CVS                                                 8,501                254
   Dean Foods*                                        11,621                451
   Del Monte Foods                                     6,248                 74
   Energizer Holdings*                                16,873                894
   Estee Lauder, Cl A                                 13,100                487
   General Mills                                      10,700                542
   Hershey                                             6,286                328
   HJ Heinz                                              174                  7
   Hormel Foods                                        4,727                160
   JM Smucker                                          2,686                107
   Kellogg                                             7,375                325
   Kimberly-Clark (D)                                 32,209              1,862
   Kraft Foods, Cl A                                   2,220                 67
   Kroger (D)*                                        91,621              1,865
   Loews - Carolina Group                              8,093                383
   McCormick                                           1,653                 56
   Pepsi Bottling Group (D)                           63,998              1,945
   PepsiAmericas                                       6,635                162
   PepsiCo                                            37,547              2,170
   Pilgrim's Pride                                    41,504                899
   Procter & Gamble                                  130,649              7,528
   Reynolds American                                  19,295              2,036
   Safeway                                            91,314              2,294
   Smithfield Foods*                                   2,554                 75
   Supervalu (D)                                      34,635              1,067
   Sysco                                               7,955                255
   Tyson Foods, Cl A                                  62,237                855
   UST                                                   860                 36
   Wal-Mart Stores (D)                               172,888              8,167
   Walgreen                                          126,019              5,435
   Whole Foods Market                                 12,614                838
   WM Wrigley Jr.                                      9,683                620
                                                                   -------------
                                                                         57,070
                                                                   -------------
ENERGY -- 7.1%
   Amerada Hess                                        2,915                415
   Anadarko Petroleum (D)                             19,398              1,959
   Apache                                              1,043                 68
   Arch Coal                                           4,430                336


--------------------------------------------------------------------------------
84                   SEI Asset Allocation Trust / Annual Report / March 31, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------

   Baker Hughes                                        5,030       $        344
   BJ Services                                        24,518                848
   Burlington Resources                                9,158                842
   Chesapeake Energy                                   8,556                269
   Chevron                                            79,903              4,632
   ConocoPhillips                                     64,767              4,090
   Consol Energy                                      14,392              1,067
   Cooper Cameron*                                     7,388                326
   Denbury Resources*                                  1,000                 32
   Devon Energy (D)                                   51,023              3,121
   Diamond Offshore Drilling                           2,398                215
   Dresser-Rand Group*                                 4,443                110
   EOG Resources                                       8,254                594
   EnCana                                             25,900              1,210
   Exxon Mobil (D)                                   355,064             21,609
   FMC Technologies*                                   3,100                159
   Forest Oil*                                         1,518                 57
   Grant Prideco*                                      5,168                221
   Halliburton                                        14,457              1,056
   Harvest Natural Resources*                          4,420                 43
   Helmerich & Payne                                  15,504              1,083
   Hercules Offshore*                                  1,000                 34
   Kerr-McGee                                          4,086                390
   Kinder Morgan                                       4,665                429
   Marathon Oil (D)                                   50,604              3,855
   Massey Energy                                       1,553                 56
   Murphy Oil                                          1,456                 73
   Nabors Industries*                                  4,882                350
   National Oilwell Varco*                             3,324                213
   Newfield Exploration*                               2,800                117
   Noble Energy                                          800                 35
   Occidental Petroleum (D)                           44,123              4,088
   Oil States International*                          10,200                376
   Patterson-UTI Energy                                9,110                291
   Peabody Energy                                        688                 35
   Petro-Canada (D)                                   26,100              1,242
   Pioneer Natural Resources                           1,830                 81
   Pogo Producing                                      2,454                123
   Schlumberger                                        6,738                853
   Smith International                                 2,074                 81
   Southwestern Energy*                                3,200                103
   St. Mary Land & Exploration                        21,500                878
   Sunoco (D)                                         18,863              1,463
   Talisman Energy (D)                                20,100              1,069
   Tesoro                                                947                 65
   Tidewater                                          39,442              2,178
   Unit (D)*                                          30,694              1,711
   Valero Energy                                      13,686                818
   Western Gas Resources                               6,203                299
   XTO Energy                                          2,433                106
                                                                   -------------
                                                                         66,118
                                                                   -------------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------

FINANCIALS -- 16.1%
   A.G. Edwards                                        5,354       $        267
   Affiliated Managers Group*                            468                 50
   Aflac                                              14,416                651
   Alleghany*                                            306                 89
   Allied Capital                                      3,992                122
   Allstate (D)                                       50,132              2,612
   American Capital Strategies                         8,206                289
   American Express                                    8,815                463
   American Financial Group                           16,876                702
   American International Group                       26,850              1,775
   AmeriCredit*                                       17,000                522
   Ameriprise Financial                                5,788                261
   AmSouth Bancorp                                    17,295                468
   Annaly Mortgage Management+                         5,600                 68
   Anthracite Capital+                                 2,004                 22
   AON                                                21,185                879
   Apartment Investment &
      Management, Cl A                                   341                 16
   Archstone-Smith Trust                               1,730                 84
   Arden Realty+                                       2,347                106
   Arthur J Gallagher                                    520                 14
   Ashford Hospitality Trust+                          7,119                 88
   Associated Banc-Corp                                  694                 24
   Assurant (D)                                       28,786              1,418
   Astoria Financial                                   1,735                 54
   AvalonBay Communities+                              2,147                234
   Bank of America (D)                               213,089              9,704
   Bank of Hawaii                                      1,041                 55
   Bank of New York                                    2,500                 90
   BB&T                                                5,139                201
   Bear Stearns                                        5,972                828
   BlackRock, Cl A                                       347                 49
   Boston Properties                                   1,856                173
   BRE Properties, Cl A+                               3,100                174
   Brown & Brown                                       7,188                239
   Camden Property Trust+                                974                 70
   Capital Lease Funding+                              1,800                 20
   Capital One Financial                               8,395                676
   CapitalSource+                                      8,632                215
   CarrAmerica Realty+                                 4,100                183
   CB Richard Ellis Group, Cl A (D)*                  13,900              1,122
   CBL & Associates Properties+                        1,350                 57
   Charles Schwab                                     19,681                339
   Chicago Mercantile Exchange
      Holdings                                        11,574              5,179
   Chubb                                               2,709                259
   CIT Group (D)                                      54,607              2,923
   Citigroup (D)                                     235,975             11,145
   City National                                         194                 15
   CNA Financial*                                      3,600                115
   Colonial BancGroup                                  6,200                155
   Comerica (D)                                       31,145              1,805
   Commerce Bancorp                                    6,587                241


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2006                   85

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------

   Commerce Bancshares                                 4,920       $        254
   Compass Bancshares                                    174                  9
   Conseco*                                            6,265                155
   Countrywide Financial                               2,214                 81
   Crescent Real Estate Equities+                     26,687                562
   Cullen/Frost Bankers                                2,000                107
   Developers Diversified Realty+                        347                 19
   Downey Financial                                    4,860                327
   Duke Realty+                                        1,200                 46
   E*Trade Financial*                                  1,400                 38
   Equity Office Properties Trust                      4,250                143
   Equity Residential                                  6,141                287
   Erie Indemnity, Cl A                                  694                 37
   Essex Property Trust+                               1,800                196
   Fannie Mae                                          1,047                 54
   Federal Realty Investment Trust+                    2,509                189
   Federated Investors, Cl B                           7,395                289
   Fidelity National Financial                         6,901                245
   Fieldstone Investment+                              5,100                 60
   Fifth Third Bancorp                                   900                 35
   First American (D)                                 65,621              2,570
   First Horizon National                              1,321                 55
   FirstMerit                                          1,600                 39
   Forest City Enterprises, Cl A                       4,830                228
   Franklin Resources                                 11,581              1,091
   Freddie Mac                                         7,635                466
   Fulton Financial                                    2,256                 39
   General Growth Properties+                          3,157                154
   Golden West Financial                               1,397                 95
   Goldman Sachs Group (D)                            38,779              6,087
   Greenhill                                             700                 46
   Hanover Insurance Group                            10,874                570
   Hartford Financial Services Group                  28,049              2,259
   HCC Insurance Holdings                              9,751                339
   Health Care+                                          868                 33
   Hospitality Properties Trust+                       4,187                183
   Host Marriott+                                     23,999                514
   HRPT Properties Trust+                              4,878                 57
   Huntington Bancshares                               1,100                 27
   IndyMac Bancorp                                     5,188                212
   International Bancshares                            2,735                 79
   JPMorgan Chase (D)                                195,683              8,148
   Keycorp (D)                                        31,778              1,169
   Kimco Realty                                          835                 34
   LandAmerica Financial Group                         1,000                 68
   Legg Mason                                          6,195                776
   Lehman Brothers Holdings (D)                       40,619              5,871
   Leucadia National                                   2,100                125
   Lincoln National                                    1,974                108
   Loews                                              40,436              4,092
   M&T Bank                                            3,424                391
   Macerich+                                           1,009                 75
   Markel*                                               194                 65
   Marsh & McLennan                                   19,297                567

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------------------------------------------

   Marshall & Ilsley                                   2,435       $        106
   Mellon Financial (D)                               28,000                997
   Mercantile Bankshares                               5,216                201
   Mercury General                                     1,200                 66
   Merrill Lynch (D)                                  55,508              4,372
   Metlife (D)                                       107,283              5,189
   MGIC Investment                                     8,553                570
   Moody's                                            72,118              5,154
   Morgan Stanley (D)                                 64,688              4,064
   National City (D)                                  42,202              1,473
   New York Community Bancorp                          7,960                139
   North Fork Bancorporation                           1,675                 48
   Northern Trust                                      4,462                234
   Old Republic International                          5,100                111
   Pan Pacific Retail Properties+                      1,777                126
   Peoples Bank                                        4,147                136
   Philadelphia Consolidated Holding*                 10,211                349
   Plum Creek Timber                                     521                 19
   PMI Group (D)                                      24,700              1,134
   PNC Financial Services Group                       32,338              2,177
   Principal Financial Group (D)                      26,970              1,316
   Progressive                                         8,176                852
   Prologis                                              635                 34
   Protective Life                                       347                 17
   Prudential Financial                                5,000                379
   Public Storage                                        347                 28
   Radian Group (D)                                   20,777              1,252
   Ramco-Gershenson Properties+                        3,700                112
   Rayonier+                                           5,700                260
   Regency Centers+                                    1,083                 73
   Regions Financial                                   4,254                150
   Safeco                                             11,689                587
   Shurgard Storage Centers, Cl A+                     4,141                276
   Simon Property Group                               26,938              2,267
   Sky Financial Group                                 5,442                144
   SL Green Realty+                                      520                 53
   SLM                                                 7,024                365
   Sovereign Bancorp                                   2,083                 46
   St. Joe                                             1,215                 76
   St. Paul Travelers (D)                            147,629              6,169
   State Street                                        3,630                219
   Strategic Hotels & Resorts+                         1,160                 27
   SunTrust Banks                                     13,770              1,002
   Synovus Financial                                   4,259                115
   T Rowe Price Group                                  2,777                217
   TCF Financial                                       4,200                108
   TD Ameritrade Holding*                              9,091                190
   TD Banknorth                                       10,206                300
   Thornburg Mortgage+                                19,896                538
   Torchmark                                           4,071                232
   Transatlantic Holdings                                430                 25
   Trizec Properties+                                    174                  4
   UnionBanCal (D)                                    16,500              1,158
   United Dominion Realty Trust+                       1,724                 49


--------------------------------------------------------------------------------
86                   SEI Asset Allocation Trust / Annual Report / March 31, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------

   UnumProvident                                       4,550       $         93
   US Bancorp (D)                                    187,782              5,727
   Vornado Realty Trust                                1,162                112
   Wachovia (D)                                       88,312              4,950
   Washington Mutual                                   3,453                147
   Wells Fargo (D)                                    70,606              4,510
   Whitney Holding                                       174                  6
   Wilmington Trust                                    2,883                125
   WR Berkley (D)                                     24,780              1,439
   Zions Bancorporation                                2,015                167
                                                                   -------------
                                                                        149,656
                                                                   -------------
HEALTH CARE -- 12.5%
   Abbott Laboratories                                52,498              2,230
   Advanced Medical Optics*                              700                 33
   Aetna (D)                                          34,876              1,714
   Affymetrix*                                         2,533                 83
   Allergan                                           54,774              5,943
   AmerisourceBergen (D)                              86,682              4,184
   Amgen (D)*                                         56,639              4,120
   Applera - Applied Biosystems Group                  3,124                 85
   Barr Pharmaceuticals*                               5,830                367
   Bausch & Lomb                                       8,424                537
   Baxter International                               40,406              1,568
   Becton Dickinson                                   18,748              1,154
   Biogen Idec*                                       15,378                724
   Boston Scientific*                                 29,847                688
   Bristol-Myers Squibb                               16,667                410
   C.R. Bard                                          18,920              1,283
   Cardinal Health (D)                                89,275              6,653
   Caremark Rx*                                        5,886                289
   Celgene*                                           12,006                531
   Cephalon*                                             297                 18
   Cerner*                                             1,988                 94
   Charles River Laboratories
      International*                                     868                 43
   Chemed                                                702                 42
   Chiron*                                            10,197                467
   Cigna                                              13,864              1,811
   CNS                                                   244                  5
   Community Health Systems*                           1,886                 68
   Covance*                                            2,512                148
   Coventry Health Care*                               3,662                198
   Dade Behring Holdings (D)                          25,115                897
   DaVita*                                             2,310                139
   Dentsply International                              7,700                448
   Digene*                                             4,838                189
   Edwards Lifesciences*                              13,163                573
   Eli Lilly                                          18,989              1,050
   Emdeon*                                             8,200                 89
   Endo Pharmaceuticals Holdings*                      5,456                179
   Express Scripts*                                    6,750                593
   Fisher Scientific International*                   21,727              1,479

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------------------------------------------

   Forest Laboratories*                               11,822       $        528
   Genentech*                                        103,150              8,717
   Genzyme*                                            2,093                141
   Gilead Sciences*                                    6,000                373
   Guidant                                             5,632                440
   HCA                                                19,763                905
   Health Management Associates, Cl A                  6,457                139
   Health Net*                                        74,062              3,764
   Henry Schein*                                      30,353              1,453
   Hillenbrand Industries                              1,004                 55
   Hospira*                                           10,512                415
   Humana*                                             9,905                521
   Idexx Laboratories*                                14,977              1,293
   ImClone Systems*                                    5,800                197
   IMS Health                                          2,950                 76
   Invitrogen*                                         2,533                178
   Johnson & Johnson (D)                             226,946             13,440
   Kindred Healthcare*                                 2,800                 70
   Kinetic Concepts*                                   1,900                 78
   King Pharmaceuticals (D)*                          91,098              1,571
   Laboratory of America Holdings*                     9,975                583
   LifePoint Hospitals*                                1,445                 45
   Lincare Holdings*                                   5,442                212
   Manor Care                                          1,283                 57
   McKesson (D)                                       80,801              4,212
   Medco Health Solutions*                            35,332              2,022
   Medimmune*                                         13,041                477
   Medtronic                                          22,692              1,152
   Merck                                              58,436              2,059
   Millennium Pharmaceuticals*                        10,400                105
   Millipore*                                          4,762                348
   Molecular Devices*                                  1,300                 43
   Mylan Laboratories                                 43,892              1,027
   Neurocrine Biosciences*                            12,700                820
   Omnicare                                           10,936                601
   Palomar Medical Technologies*                      11,433                382
   PDL BioPharma*                                      8,142                267
   Pfizer (D)                                        281,017              7,003
   Pharmaceutical Product Development                  5,418                187
   PolyMedica                                          5,500                233
   Quest Diagnostics                                  22,561              1,157
   Resmed*                                             6,812                300
   Respironics*                                        7,886                307
   Schering-Plough                                    20,196                383
   Sepracor*                                           1,568                 77
   St. Jude Medical*                                   9,339                383
   Stryker                                            12,002                532
   Techne*                                             7,286                438
   Thermo Electron*                                    1,594                 59
   Triad Hospitals*                                      665                 28
   Trizetto Group*                                     6,400                113
   UnitedHealth Group                                 99,672              5,568
   Universal Health Services, Cl B                     2,739                139


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2006                   87

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------------------------------------------

   Varian*                                               600       $         25
   Varian Medical Systems*                             2,883                162
   VCA Antech*                                         8,500                242
   Ventana Medical Systems*                              500                 21
   Waters*                                            23,863              1,030
   Watson Pharmaceuticals*                            10,413                299
   WellPoint*                                          8,845                685
   West Pharmaceutical Services                          349                 12
   Wyeth                                              37,556              1,822
   Zimmer Holdings*                                   65,965              4,459
                                                                   -------------
                                                                        115,556
                                                                   -------------
INDUSTRIALS -- 7.7%
   3M                                                 20,373              1,542
   Adesa                                               5,110                137
   Alexander & Baldwin                                 2,665                127
   Alliant Techsystems*                                  521                 40
   American Power Conversion                           5,908                137
   American Standard                                     359                 15
   Ametek                                                903                 41
   AMR*                                               54,414              1,472
   Applied Industrial Technologies                     1,400                 62
   Aramark, Cl B                                      23,658                699
   Armor Holdings*                                     7,431                433
   Avery Dennison                                      2,430                142
   Boeing                                             18,443              1,437
   Brink's                                             3,195                162
   Burlington Northern Santa Fe (D)                   23,228              1,936
   Carlisle                                              409                 33
   Caterpillar                                        18,507              1,329
   Cendant                                             3,300                 57
   CH Robinson Worldwide                               7,483                367
   ChoicePoint*                                        2,574                115
   CNF (D)                                            20,340              1,016
   Corporate Executive Board                           9,821                991
   CSX                                                 2,871                172
   Cummins (D)                                        14,100              1,482
   Danaher                                             2,845                181
   Deere                                               2,853                226
   Deluxe                                             54,537              1,427
   Dover                                               4,500                219
   Dun & Bradstreet*                                     174                 13
   Eaton                                              23,975              1,749
   Emerson Electric                                    9,678                809
   Equifax                                            11,557                430
   Expeditors International Washington                61,774              5,337
   Fastenal                                            5,174                245
   FedEx                                              11,800              1,333
   Fluor                                               2,591                222
   General Dynamics                                   11,832                757
   General Electric                                  216,138              7,517
   Goodrich                                            1,047                 46
   Harsco                                              6,400                529

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------

   Herman Miller                                      15,534       $        503
   HNI                                                 3,583                211
   Honeywell International                             6,174                264
   Ingersoll-Rand, Cl A                               47,454              1,983
   ITT Industries                                      9,918                558
   Jacobs Engineering Group*                           3,233                280
   JB Hunt Transport Services                         79,347              1,709
   JetBlue Airways*                                   16,600                178
   L-3 Communications Holdings                           174                 15
   Laidlaw International (D)                          38,600              1,050
   Lockheed Martin (D)                                54,638              4,105
   Manpower                                              600                 34
   Monster Worldwide*                                    800                 40
   MSC Industrial Direct, Cl A                           800                 43
   NCI Building Systems*                               1,500                 90
   Norfolk Southern                                       77                  4
   Northrop Grumman (D)                               39,383              2,689
   Oshkosh Truck                                       8,948                557
   Paccar                                             16,843              1,187
   Pall                                                2,256                 70
   Pentair                                             1,183                 48
   Pitney Bowes                                        5,122                220
   Precision Castparts                                 5,380                320
   Raytheon                                           16,812                771
   Republic Services                                   2,603                111
   Robert Half International                           8,600                332
   Rockwell Automation                                12,553                903
   Rockwell Collins                                    2,954                166
   Roper Industries                                    3,638                177
   RR Donnelley & Sons                                 9,165                300
   Ryder System                                       18,005                806
   Southwest Airlines                                  8,788                158
   SPX                                                   694                 37
   Stericycle*                                         4,235                286
   Teleflex                                            3,121                224
   Terex*                                             27,538              2,182
   Thomas & Betts*                                    14,549                748
   Union Pacific (D)                                  28,033              2,617
   United Parcel Service, Cl B                        72,859              5,784
   United Technologies                                28,804              1,670
   USG*                                                7,409                704
   WW Grainger                                        26,921              2,029
                                                                   -------------
                                                                         71,147
                                                                   -------------
INFORMATION TECHNOLOGY -- 16.2%
   Activision*                                         2,544                 35
   ADC Telecommunications*                             4,674                120
   Adobe Systems*                                      3,900                136
   Affiliated Computer Services, Cl A*                33,304              1,987
   Agere Systems*                                    100,103              1,506
   Agilent Technologies*                              22,182                833
   Akamai Technologies*                               20,286                667
   Alliance Data Systems*                              3,300                154


--------------------------------------------------------------------------------
88                   SEI Asset Allocation Trust / Annual Report / March 31, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------

   Altera*                                            15,518       $        320
   Amdocs*                                            22,900                826
   Amphenol, Cl A                                      2,524                132
   Analog Devices                                     15,262                584
   Andrew*                                             3,992                 49
   Apple Computer*                                    23,388              1,467
   Applied Materials*                                 87,195              1,527
   Arrow Electronics*                                 66,523              2,147
   Atmel*                                            147,700                697
   Autodesk                                           15,062                580
   Automatic Data Processing                           6,901                315
   Avaya*                                              6,174                 70
   Avnet*                                             98,988              2,512
   Black Box                                             755                 36
   BMC Software*                                      12,695                275
   Broadcom, Cl A*                                     8,458                365
   CA                                                    867                 24
   Cadence Design Systems*                             8,082                149
   CDW                                                 2,277                134
   Ceridian*                                          13,300                339
   Checkfree*                                          1,215                 61
   Cisco Systems (D)*                                277,103              6,005
   Citrix Systems*                                     5,815                220
   Cognizant Technology Solutions, Cl A*                 139                  8
   Computer Sciences (D)*                             10,537                585
   Comverse Technology*                                  694                 16
   Convergys*                                         52,481                956
   Corning*                                            9,168                247
   Cree*                                               1,045                 34
   Cymer*                                                946                 43
   Dell*                                              44,693              1,330
   DST Systems*                                        4,021                233
   eBay*                                             129,100              5,043
   Electronic Arts*                                    1,041                 57
   Electronic Data Systems                            26,280                705
   EMC*                                               64,806                883
   Emulex*                                             1,688                 29
   Fair Isaac (D)                                     27,427              1,087
   Fidelity National Information Services              5,674                230
   First Data                                        120,656              5,649
   Fiserv (D)*                                        52,614              2,239
   Freescale Semiconductor, Cl B*                     61,657              1,712
   Global Payments (D)                                13,865                735
   Google, Cl A*                                       8,300              3,237
   Harris                                              9,523                450
   Hewlett-Packard (D)                               235,142              7,736
   Hyperion Solutions*                                   520                 17
   Ingram Micro, Cl A*                               123,488              2,470
   Intel (D)                                         373,609              7,229
   International Business Machines (D)                85,375              7,041
   Intersil, Cl A                                     10,982                318
   Intuit*                                           125,572              6,679
   Iron Mountain*                                     10,694                436

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------

   Jabil Circuit*                                      8,177       $        350
   Juniper Networks*                                     174                  3
   Kla-Tencor                                          2,341                113
   Lam Research (D)*                                  31,092              1,337
   Lexmark International, Cl A*                          615                 28
   Linear Technology                                   7,389                259
   Maxim Integrated Products                           1,909                 71
   McAfee*                                             1,041                 25
   MEMC Electronic Materials*                          5,774                213
   Mettler Toledo International*                       1,562                 94
   Micrel*                                             9,418                140
   Microchip Technology                                1,147                 42
   Micron Technology*                                 14,100                208
   Microsoft (D)                                     578,103             15,730
   MicroStrategy, Cl A*                                1,322                139
   Molex                                               2,200                 73
   Motorola                                          152,038              3,483
   National Semiconductor                             72,047              2,006
   NAVTEQ*                                            75,000              3,799
   NCR*                                                  404                 17
   Netlogic Microsystems*                              1,571                 65
   Network Appliance*                                  1,965                 71
   Novellus Systems*                                   4,003                 96
   Nvidia*                                            17,193                984
   Oracle*                                           141,278              1,934
   Parametric Technology*                             19,500                318
   Paychex                                           105,541              4,397
   QLogic*                                            41,508                803
   Qualcomm (D)                                      206,829             10,468
   Red Hat*                                           10,542                295
   Reynolds & Reynolds, Cl A                           5,900                168
   Sabre Holdings, Cl A                               23,047                542
   Salesforce.com*                                     4,297                156
   SanDisk*                                           80,194              4,613
   Seagate Technology                                120,000              3,160
   Sybase*                                             6,367                134
   Symantec*                                          14,556                245
   Synaptics*                                         11,800                260
   Synopsys*                                          26,986                603
   Tech Data (D)*                                     76,051              2,807
   Teradyne*                                           7,651                119
   Texas Instruments (D)                             153,798              4,994
   Trimble Navigation*                                 2,083                 94
   Vishay Intertechnology*                               694                 10
   Western Digital*                                   57,850              1,124
   Xerox*                                             43,440                660
   Xilinx                                             29,801                759
   Yahoo!*                                            14,849                479
   Zebra Technologies, Cl A*                             800                 36
   Zoran*                                              2,800                 61
                                                                   -------------
                                                                        150,291
                                                                   -------------


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2006                   89

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------

MATERIALS -- 2.5%
   Agrium (D)                                         39,700       $      1,003
   Airgas                                                900                 35
   Allegheny Technologies                                600                 37
   Ashland                                             1,577                112
   Ball                                               44,380              1,945
   Cabot                                               3,400                115
   Celanese, Ser A                                    20,546                431
   Cleveland-Cliffs                                    3,700                322
   Crown Holdings*                                    22,000                390
   Cytec Industries                                      700                 42
   Dow Chemical                                       24,056                977
   Eagle Materials                                    25,879              1,650
   Ecolab                                              6,998                267
   Engelhard                                             800                 32
   Florida Rock Industries (D)                        11,600                652
   Freeport-McMoRan Copper & Gold,
      Cl B                                            16,273                973
   Hercules*                                          15,734                217
   Huntsman*                                          29,064                561
   IPSCO (D)                                             200                 21
   Lafarge North America                               5,161                433
   Lubrizol                                            6,559                281
   Martin Marietta Materials (D)                      17,528              1,876
   MeadWestvaco                                        1,388                 38
   Monsanto                                            2,006                170
   Mosaic*                                            16,000                230
   Newmont Mining                                     19,760              1,025
   Nucor (D)                                          13,100              1,373
   Phelps Dodge                                       14,900              1,200
   Praxair                                            81,915              4,518
   Quanex                                                300                 20
   Reliance Steel & Aluminum                           3,300                310
   Scotts Miracle-Gro, Cl A                            4,518                207
   Sealed Air*                                         3,009                174
   Sigma-Aldrich                                         347                 23
   Sonoco Products                                     2,777                 94
   Temple-Inland                                       3,471                155
   Tronox, Cl B                                          824                 14
   Valspar                                            15,500                432
   Vulcan Materials                                   14,230              1,233
   Weyerhaeuser                                        1,215                 88
                                                                   -------------
                                                                         23,676
                                                                   -------------
TELECOMMUNICATION SERVICES -- 2.2%
   Alltel                                             12,113                784
   American Tower, Cl A*                               4,859                147
   AT&T                                               99,246              2,684
   BCE                                                28,500                686
   BellSouth                                          36,727              1,273
   Cbeyond Communications*                             2,000                 35
   CenturyTel                                          4,894                191
   Citizens Communications                            59,111                784

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------

   Crown Castle International*                         5,115       $        145
   Nextel Partners, Cl A*                              4,442                126
   NII Holdings*                                       2,424                143
   Premiere Global Services*                           4,900                 39
   Qwest Communications International*               145,007                986
   Sprint Nextel                                     255,478              6,602
   Telephone & Data Systems                           11,082                437
   US Cellular*                                        9,190                546
   Verizon Communications (D)                        122,745              4,181
                                                                   -------------
                                                                         19,789
                                                                   -------------
UTILITIES -- 2.4%
   AGL Resources                                       3,333                120
   Allegheny Energy*                                     521                 18
   Alliant Energy                                     33,608              1,058
   Ameren                                              3,818                190
   American Electric Power                            25,143                855
   Aqua America                                       12,176                339
   Centerpoint Energy                                 49,387                589
   Cinergy                                             2,603                118
   CMS Energy*                                        21,320                276
   Consolidated Edison                                 3,992                174
   Constellation Energy Group                          2,335                128
   Dominion Resources                                 10,061                694
   DPL                                                   651                 18
   DTE Energy                                         13,272                532
   Duke Energy                                        14,306                417
   Edison International (D)                          113,655              4,680
   Energy East                                         2,159                 52
   Entergy                                               809                 56
   Equitable Resources                                11,521                421
   Exelon                                              4,674                247
   FirstEnergy (D)                                    32,265              1,578
   FPL Group                                           2,745                110
   Great Plains Energy                                 4,039                114
   KeySpan                                               135                  5
   MDU Resources Group                                 9,347                313
   National Fuel Gas                                   3,800                124
   NiSource                                              174                  4
   Northeast Utilities                                 2,000                 39
   NRG Energy*                                        11,700                529
   NSTAR                                               4,921                141
   OGE Energy                                          1,474                 43
   Oneok                                               4,204                136
   Pepco Holdings                                      3,392                 77
   PG&E                                               38,236              1,487
   Pinnacle West Capital                               1,600                 63
   PPL                                                 1,562                 46
   Public Service Enterprise Group                    11,405                730
   Puget Energy                                        1,624                 34
   Questar                                             7,471                523
   SCANA                                               7,939                312
   Sempra Energy                                      13,025                605


--------------------------------------------------------------------------------
90                   SEI Asset Allocation Trust / Annual Report / March 31, 2006

--------------------------------------------------------------------------------
                                          Shares/Face Amount       Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

   Southern                                            5,727                188
   Southern Union*                                    11,000                273
   TECO Energy                                         4,148                 67
   TXU (D)                                            55,945              2,504
   UGI                                                 5,834                123
   Wisconsin Energy                                   11,094                444
   WPS Resources                                       3,645                179
   Xcel Energy                                         3,471                 63
                                                                   -------------
                                                                         21,836
                                                                   -------------
Total Common Stock
   (Cost $769,700) ($ Thousands)                                        787,854
                                                                   -------------

ASSET-BACKED SECURITIES -- 9.3%
MORTGAGE RELATED SECURITIES -- 9.3%
   ABSC NIMS Trust, Ser 2005-HE6,
      Cl A1 (E)
           5.050%, 08/27/35                        $     285                282
   ACE Securities, Ser 2003-OP1,
      Cl M1 (C)
           5.518%, 12/25/33                              500                503
   ACE Securities, Ser 2005-HE3,
      Cl A2A (C)
           4.918%, 05/25/35                            1,020              1,021
   Aegis Asset-Backed Securities Trust,
      Ser 2003-3, Cl M1 (C)
           5.518%, 01/25/34                              250                250
   American Home Mortgage Investment Trust,
      Ser 2005-1, Cl 6A (C)
           5.294%, 06/25/45                            4,240              4,201
   Ameriquest Mortgage Securities,
      Ser 2003-2, Cl M1 (C)
           5.718%, 03/25/33                              427                430
   Ameriquest Mortgage Securities,
      Ser 2004-FR1, Cl A4
           3.243%, 05/25/34                            1,126              1,115
   Argent Securities, Ser 2003-W9,
      Cl M1 (C)
           5.508%, 03/25/34                              400                403
   Asset-Backed Funding Certificates,
      Ser 2005-AQ1, Cl A2 (G)
           4.370%, 06/25/35                            1,000                984
   Asset-Backed Funding NIM Trust,
      Ser 2005-WMC1, Cl N1 (E)
           5.900%, 07/26/35                              142                142
   Asset-Backed Securities Home Equity,
      Ser 2003-HE5, Cl M1 (C)
           5.499%, 09/15/33                              600                605
   Bear Stearns Asset-Backed Securities,
      Ser 2005-AQ2N, Cl A1 (E)
           5.500%, 09/25/35                              106                105

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

   Bear Stearns Asset-Backed Securities,
      Ser 2005-HE11, Cl A1 (E)
           5.500%, 11/25/35                        $     597       $        593
   Bear Stearns Asset-Backed Securities,
      Ser 2006-PC1N, Cl A1 (E)
           5.500%, 12/25/35                              246                245
   Centex Home Equity, Ser 2001-B, Cl A4
           6.410%, 02/25/30                            1,171              1,167
   Centex Home Equity, Ser 2004-B,
      Cl AF3 (G)
           3.030%, 05/25/28                              444                438
   Chase Funding Mortgage Loan,
      Ser 2003-6, Cl 1A3
           3.340%, 05/25/26                            1,000                983
   Conseco Finance, Ser 2001-C, Cl A4
           6.190%, 03/15/30                            2,396              2,403
   Countrywide Alternative Loan Trust,
      Ser 2005-IM1, Cl M3 (C)
           6.818%, 01/25/36                              375                358
   Countrywide Asset-Backed Certificates,
      Ser 2004-9, Cl AF3
           3.854%, 10/25/30                            1,249              1,242
   Countrywide Asset-Backed Certificates,
      Ser 2005-7, Cl MV8 (C)
           6.268%, 11/25/35                              250                252
   Countrywide Asset-Backed Certificates,
      Ser 2006-S1, Cl A2
           5.549%, 04/25/36                            1,600              1,598
   Countrywide Home Equity Loan Trust,
      Ser 2006-D, Cl 2A (C)
           4.976%, 03/15/36                            2,700              2,700
   Countrywide Home Loans,
      Ser 2004-22, Cl A1
           5.116%, 11/25/34                              585                577
   Countrywide Home Loans,
      Ser 2006-OA4, Cl M4 (C)
           5.638%, 04/25/46                              285                285
   Countrywide Home Loans,
      Ser 2006-OA4, Cl M5 (C)
           5.688%, 04/25/46                              195                195
   Countrywide Home Loans,
      Ser 2006-OA5, Cl 1M4 (C)
           5.868%, 04/25/46                              275                276
   FBR Securitization Trust, Ser 2005-4,
      Cl M12 (C)
           6.818%, 10/25/35                              174                169
   FBR Securitization Trust, Ser 2005-5,
      Cl M12 (C)
           7.068%, 11/25/35                              143                141
   First Franklin Mortgage Loan Asset,
      Ser 2005-FF4, Cl 2A3 (C)
           5.038%, 05/25/35                            1,400              1,401


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2006                   91

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2006

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

   First Franklin Mortgage Loan,
      Ser 2005-FF6, Cl N1 (E)
           4.500%, 03/25/36                        $     210       $        206
   First Franklin Mortgage Loan,
      Ser 2005-FFH4, Cl N1 (E)
           5.682%, 12/25/35                              209                207
   GE-WMC Mortgage Securities NIM Trust,
      Ser 2005-2A, Cl N1 (E)
           5.500%, 01/25/36                              407                406
   GMAC Mortgage Loan Trust,
      Ser 2006-HE1, Cl A (C)
           5.033%, 11/25/36                            3,900              3,900
   GMAC Mortgage Loan Trust,
      Ser 2004-HE2, Cl A2
           2.880%, 10/25/33                            1,614              1,589
   GSAA Home Equity Trust, Ser 2006-3N,
      Cl N1 (E)
           5.750%, 03/25/36                              170                170
   Goldman Sachs Mortgage Securities,
      Ser 2006-GG6, Cl AM
           5.622%, 04/10/38                            3,800              3,789
   Greenpoint Mortgage Funding Trust,
      Ser 2005-AR5, Cl M6 (C)
           5.918%, 11/25/45                              380                374
   Hasco NIM Trust, Ser 2006-OP2A,
      Cl A (E)
           5.856%, 04/20/36                              380                380
   Home Equity Asset Trust, Ser 2005-4,
      Cl 2A1 (C)
           4.908%, 10/25/35                              287                287
   Home Equity Asset Trust, Ser 2005-7N,
      Cl A (E)
           6.500%, 02/27/36                              887                878
   Home Equity Asset Trust, Ser 2005-9N,
      Cla A (E)
           6.500%, 05/27/36                              365                364
   Home Equity Asset Trust, Ser 2006-1,
      Cl 43
           0.000%, 05/27/36                              220                220
   Indymac Index Mortgage Loan Trust,
      Ser 2006-AR2, Cl M6 (C)
           6.568%, 04/25/46                              240                239
   Indymac Index Mortgage Loan Trust,
      Ser 2006-AR2, Cl M9 (C)
           6.568%, 04/25/46                              200                167
   Indymac Index Mortgage Loan Trust,
      Ser 2006-AR4, Cl M4 (C)
           5.529%, 05/25/46                              165                165
   Lehman XS Trust, Ser 2005-5N,
      Cl M3 (C)
           5.818%, 11/25/35                              600                599
   Lehman XS Trust, Ser 2005-5N,
      Cl M4 (C)
           6.568%, 11/25/35                              725                686

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

   Lehman XS Trust, Ser 2005-7N,
      Cl M51 (C)
           6.068%, 12/25/35                        $     150       $        152
   Lehman XS Trust, Ser 2005-7N,
      Cl M7I (C)
           6.568%, 12/25/35                              325                300
   Lehman XS Trust, Ser 2005-9N, Cl M4
           6.218%, 02/25/36                              225                229
   Lehman XS Trust, Ser 2006-2N,
      Cl M5 (C)
           5.968%, 02/25/46                              240                242
   Long Beach Asset Holdings,
      Ser 2006-2, Cl N1 (E)
           5.780%, 04/25/46                              160                160
   Long Beach Asset Holdings,
      Ser 2006-WL2, Cl N1 (E)
           6.750%, 12/25/45                               19                 19
   Long Beach Mortgage Loan Trust,
      Ser 2006-WL1, Cl 1A3 (C)
           5.148%, 01/25/36                            1,179              1,182
   Master Asset-Backed Securities NIM Trust,
      Ser 2006-CI13, Cl N1 (E)
           7.000%, 12/25/35                              694                694
   Master Asset-Backed Securities NIM Trust,
      Ser 2006-CI14, Cl N1 (E)
           6.000%, 07/26/35                              478                476
   Master Asset-Backed Securities Trust,
      Ser 2002-OPT1, Cl M1 (C)
           5.968%, 11/25/32                              400                402
   Merrill Lynch Mortgage Investors,
      Ser 2004-WM4N, Cl N2 (E)
           4.500%, 04/25/35                              666                603
   Merrill Lynch Mortgage Investors,
      Ser 2005-FM1N, Cl N1 (E)
           4.500%, 05/25/36                              288                286
   Merrill Lynch Mortgage Investors,
      Ser 2006-1, Cl 1A (C)
           5.357%, 02/25/36                            2,500              2,495
   Morgan Stanley Capital I,
      Ser 2003-NC10, Cl M1 (C)
           5.498%, 10/25/33                              610                612
   Morgan Stanley Dean Witter Capital I,
      Ser 2003-NC1, Cl M2 (C)
           6.868%, 11/25/32                              700                704
   Morgan Stanley Dean Witter Capital I,
      Ser NC10, Cl M2 (C)
           6.618%, 10/25/33                              300                303
   New Century Home Equity Loan Trust,
      Ser 2003-b, Cl M1 (C)
           5.468%, 09/25/33                              650                656
   New Century Home Equity Loan Trust,
      Ser 2004-A, Cl AII3
           4.450%, 08/25/34                            1,200              1,191


--------------------------------------------------------------------------------
92                   SEI Asset Allocation Trust / Annual Report / March 31, 2006

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

   Option One Mortgage Loan Trust,
      Ser 2003-4, Cl M2 (C)
           6.468%, 07/25/33                        $     205       $        207
   Option One Mortgage Loan Trust,
      Ser 2006-1, Cl M10 (C) (E)
           7.318%, 01/25/36                              100                 85
   Option One Mortgage Loan Trust,
      Ser 2006-1, Cl M11 (C) (E)
           7.318%, 01/25/36                              190                152
   Ownit Mortgage Loan Asset-Backed
      Securities Trust, Ser 2006-1,
      Cl AF1 (G)
           5.424%, 12/25/36                            2,964              2,948
   Ownit Mortgage Loan NIM Trust,
      Ser 2005-5A, Cl N1 (E)
           5.500%, 10/25/36                              158                158
   Park Place Securities NIM Trust,
      Ser 2004-WHQ1, Cl D (E)
           7.384%, 09/25/34                              278                279
   Residential Accredit Loans,
      Ser 2005-QO4, Cl M2 (C)
           6.018%, 12/25/45                              260                262
   Residential Accredit Loans,
      Ser 2006-Q01, Cl 2A3 (C)
           5.218%, 02/25/46                              599                599
   Residential Accredit Loans,
      Ser 2006-QO3, Cl M4 (C)
           5.543%, 04/25/46                              250                250
   Residential Accredit Loans,
      Ser 2006-QO3, Cl M5 (C)
           5.603%, 04/25/46                              250                250
   Residential Asset Mortgage Products,
      Ser 2003-RS2, Cl AI4
           4.332%, 04/25/31                              545                543
   Residential Asset Mortgage Products,
      Ser 2003-RS7, Cl AI3
           3.680%, 09/25/27                              104                104
   Residential Asset Securities,
      Ser 2003-KS7, Cl AI3
           3.372%, 11/25/28                              393                393
   Residential Asset Securities,
      Ser KS9, Cl AI3
           3.250%, 12/25/28                            1,897              1,877
   Resmae Mortgage Loan Trust,
      Ser 2006-1, Cl A2A (C) (G)
           5.059%, 02/25/36                            1,750              1,750
   Resmae Mortgage Loan Trust,
      Ser 2006-1, Cl A2B (C) (G)
           5.109%, 02/25/36                            1,000              1,000
   Saco I Trust, Ser 2005-10, Cl 2A1 (C)
           5.078%, 01/25/36                            3,891              3,897

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

   Sail NIM Notes, Ser 2005-11A, Cl A (E)
           7.500%, 01/27/36                        $     537       $        534
   Sail NIM Notes, Ser 2006-BC1A, Cl A (E)
           7.000%, 03/27/36                              350                350
   Sharps SP I LLC NIM Trust,
      Ser 2005-HE3N, Cl N (E)
           5.000%, 05/25/35                              538                536
   Soundview NIM Trust, Ser 2005-OPT4,
      Cl N1 (E)
           5.682%, 12/25/35                              151                151
   Structured Asset Investment Loan,
      Ser 2005-4, Cl M11 (C)
           7.318%, 05/25/35                              250                213
   Structured Asset Mortgage Investments,
      Ser 2006-AR1, Cl B4 (C)
           5.768%, 02/25/36                              191                191
   Structured Asset Mortgage Investments,
      Ser 2006-AR1, Cl B5 (C)
           5.868%, 02/25/36                              121                121
   Structured Asset Securities,
      Ser 2005-NC1, Cl A2 (G)
           3.962%, 02/25/35                              990                981
   Structured Asset Securities,
      Ser 2005-S1, Cl B3 (C) (E)
           7.318%, 03/25/35                              350                351
   Terwin Mortgage Trust, Ser 2006-2HGS,
      Cl A1 (E)
           4.500%, 03/25/37                            6,000              5,929
   Terwin Mortgage Trust, Ser 2006-2HGS,
      Cl AX (E)
          20.000%, 03/25/37                              324                100
   Terwin Mortgage Trust, Ser 2006-4SL,
      Cl AX
           0.000%, 04/25/36                              776                200
   Terwin Mortgage Trust, Ser 2006-4SL,
      Cl A1 (E)
           4.500%, 04/25/36                            6,000              5,933
   Terwin Mortgage Trust, Ser 2006-HF1,
      Cl A1A (E)
           4.500%, 02/25/37                            2,635              2,614
   Wells Fargo Home Equity Trust,
      Ser 2004-2, Cl A12
           3.450%, 06/25/19                            2,900              2,861
   Wells Fargo Home Equity Trust,
      Ser 2004-2, Cl M8A (C) (E)
           7.818%, 03/25/33                              300                300
                                                                   -------------
Total Asset-Backed Securities
   (Cost $86,630) ($ Thousands)                                          86,515
                                                                   -------------


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2006                   93

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2006

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                             ($ Thousands)/Shares      ($ Thousands)
--------------------------------------------------------------------------------

COMMERCIAL PAPER (B) -- 5.7%

FINANCIALS -- 5.7%
   AIG Funding
           4.683%, 04/10/06                     $      6,000       $      5,993
   BMW US Capital
           4.822%, 04/03/06                            6,000              5,997
   General Electric Capital
           4.693%, 04/11/06                            6,000              5,992
   Goldman Sachs
           4.785%, 04/04/06                            6,000              5,998
   Household Finance
           4.689%, 04/06/06                            6,000              5,996
   LaSalle Bank
           4.746%, 04/06/06                            6,000              5,996
   Prudential Finance
           4.689%, 04/06/06                            6,000              5,996
   Socnam
           4.659%, 04/13/06                            6,000              5,991
   UBS Finance
           4.668%, 04/03/06                            5,000              4,999
                                                                   -------------
Total Commercial Paper
   (Cost $52,959) ($ Thousands)                                          52,958
                                                                   -------------

CASH EQUIVALENT -- 5.3%
   SEI Daily Income Trust,
      Prime Obligation Fund,
      Cl A, 4.560%** ++                           49,197,432             49,197
                                                                   -------------
Total Cash Equivalent
   (Cost $49,197) ($ Thousands)                                          49,197
                                                                   -------------

U.S. GOVERNMENT MORTGAGE-BACKED
OBLIGATIONS -- 4.2%
   FHLMC (C)
           5.589%, 10/01/35                              964                967
   FHLMC TBA
           5.500%, 04/15/35                            3,500              3,417
   FNMA (C)
           5.547%, 01/01/36                              975                977
   FNMA TBA
           5.500%, 04/30/35                            9,000              8,783
           5.000%, 04/30/20                           23,500             22,905
   GNMA (C)
           4.500%, 08/20/34                            1,014              1,013
           4.000%, 02/20/35                              584                584
           4.000%, 01/20/36                              498                490
                                                                   -------------
Total U.S. Government Mortgage-Backed
   Obligations (Cost $39,309) ($ Thousands)                              39,136
                                                                   -------------

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                             ($ Thousands)/Shares      ($ Thousands)
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 1.1%
   FHLMC STRIP, Ser 232, IO
           5.000%, 08/01/35                        $   1,435       $        368
   FHLMC STRIP, Ser 233, Cl 12, IO
           5.000%, 09/15/35                            1,255                301
   FNMA (A) (F)
           4.657%, 12/01/06                            8,000              7,730
           4.631%, 09/27/06                              500                488
   FNMA STRIP, Ser 359, Cl 6, IO
           5.000%, 11/01/35                              469                119
   FNMA STRIP, Ser 360, Cl 2, IO
           5.000%, 08/01/35                            3,178                816
                                                                   -------------
Total U.S. Government Agency Obligations
   (Cost $9,709) ($ Thousands)                                            9,822
                                                                   -------------

U.S. TREASURY OBLIGATION (B) -- 0.2%
   U.S. Treasury Bills
           4.281%, 05/25/06                            2,210              2,196
                                                                   -------------
Total U.S. Treasury Obligation
   (Cost $2,196) ($ Thousands)                                            2,196
                                                                   -------------

CORPORATE OBLIGATIONS (E) -- 0.1%
FINANCIALS -- 0.1%
   Shinsei Finance Cayman
           6.418%, 01/29/49                              400                394
   Washington Mutual Preferred Funding
           6.534%, 03/15/49                              400                387
                                                                   -------------
Total Corporate Obligations
   (Cost $800) ($ Thousands)                                                781
                                                                   -------------

PURCHASED OPTIONS -- 0.0%
   December 2006 1-Year Euro
      Mid-CRV Future Call,
      Expires 12/16/06, Strike Price $95*                 98                 53
                                                                   -------------
Total Purchased Options
   (Cost $76) ($ Thousands)                                                  53
                                                                   -------------
Total Investments -- 110.9%
   (Cost $1,010,576) ($ Thousands)                                    1,028,512
                                                                   -------------

COMMON STOCK SOLD SHORT -- (6.2)%
CONSUMER DISCRETIONARY -- (1.4)%
   Amazon.com*                                       (20,500)              (748)
   Cooper Tire & Rubber                              (23,266)              (334)
   Dreamworks Animation SKG*                         (37,446)              (990)
   Gentex                                            (94,458)            (1,649)
   Interpublic Group                                 (96,700)              (924)


--------------------------------------------------------------------------------
94                  SEI Asset Allocation Trust / Annual Report / March 31, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------

   Las Vegas Sands*                                   (3,798)      $       (215)
   Lee Enterprises                                    (9,518)              (317)
   New York Times, Cl A                              (35,266)              (893)
   OfficeMax                                         (37,547)            (1,133)
   Sirius Satellite Radio*                          (152,808)              (776)
   Tiffany                                           (27,736)            (1,041)
   Urban Outfitters*                                 (27,100)              (665)
   Weight Watchers International                      (9,100)              (468)
   XM Satellite Radio, Cl A*                        (130,680)            (2,910)
                                                                   -------------
                                                                        (13,063)
                                                                   -------------
CONSUMER STAPLES -- (0.1)%
   WM Wrigley Jr.                                    (15,473)              (990)
                                                                   -------------
ENERGY -- (1.1)%
   Cameco                                            (32,300)            (1,163)
   Cheniere Energy*                                  (22,800)              (925)
   Enbridge                                          (32,100)              (927)
   FMC Technologies*                                 (12,500)              (640)
   Forest Oil*                                        (6,627)              (246)
   Kinder Morgan                                     (44,162)            (4,062)
   Massey Energy                                     (13,900)              (501)
   Overseas Shipholding Group                        (14,770)              (708)
   Plains Exploration& Production*                    (5,637)              (218)
   Quicksilver Resources*                            (27,500)            (1,063)
                                                                   -------------
                                                                        (10,453)
                                                                   -------------
FINANCIALS -- (1.2)%
   AMBAC Financial Group                             (18,886)            (1,503)
   Chicago Mercantile Exchange
      Holdings                                        (2,655)            (1,188)
   Commerce Bancorp                                  (27,700)            (1,015)
   Hudson City Bancorp                              (199,913)            (2,657)
   New Century Financial+                             (7,112)              (327)
   New York Community Bancorp                        (17,082)              (299)
   PartnerRe                                          (7,900)              (491)
   St Joe                                            (31,577)            (1,984)
   Xl Capital, Cl A                                  (20,416)            (1,309)
                                                                   -------------
                                                                        (10,773)
                                                                   -------------
HEALTH CARE -- (0.5)%
   Affymetrix*                                       (23,600)              (777)
   American Pharmceutical Partners*                  (11,639)              (332)
   ImClone Systems*                                  (37,273)            (1,268)
   OSI Pharmaceuticals*                              (14,160)              (455)
   Patterson*                                        (27,200)              (957)
   Pharmaceutical Product Development                (10,146)              (351)
   Sepracor*                                          (8,300)              (405)
                                                                   -------------
                                                                         (4,545)
                                                                   -------------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------

INDUSTRIALS -- (0.7)%
   Alexander & Baldwin                               (16,100)      $       (768)
   Chicago Bridge & Iron-
      New York Shares                                (17,200)              (413)
   Covanta Holdings*                                 (56,900)              (949)
   Foster Wheeler*                                   (10,900)              (516)
   Jetblue Airways*                                  (79,085)              (848)
   Joy Global                                           (149)                (9)
   Pall                                              (47,137)            (1,470)
   UTI Worldwide                                     (28,500)              (901)
                                                                   -------------
                                                                         (5,874)
                                                                   -------------
INFORMATION TECHNOLOGY -- (1.0)%
   Activision*                                       (62,700)              (865)
   Akamai Technologies*                              (21,000)              (691)
   Diebold                                           (12,900)              (530)
   F5 Networks*                                      (14,226)            (1,031)
   International Rectifier*                          (24,900)            (1,032)
   Kla-Tencor                                         (9,072)              (439)
   Linear Technology                                 (25,420)              (892)
   Novellus Systems*                                 (22,936)              (550)
   Paychex                                           (14,956)              (623)
   PMC - Sierra*                                     (43,930)              (540)
   Rambus*                                           (15,600)              (614)
   Red Hat*                                           (5,601)              (157)
   Salesforce.com*                                    (6,815)              (248)
   SanDisk*                                           (3,229)              (186)
   Teradyne*                                         (28,500)              (442)
                                                                   -------------
                                                                         (8,840)
                                                                   -------------
MATERIALS -- (0.2)%
   Air Products & Chemicals                           (7,609)              (511)
   Cabot                                             (10,606)              (360)
   Cytec Industries                                  (12,330)              (739)
                                                                   -------------
                                                                         (1,610)
                                                                   -------------
UTILITIES -- (0.1)%
   Aqua America                                      (32,143)              (894)
   Pinnacle West Capital                              (6,682)              (261)
   Reliant Energy*                                   (16,919)              (179)
                                                                   -------------
                                                                         (1,334)
                                                                   -------------
Total Common Stock Sold Short
   (Proceeds $(57,546)) ($ Thousands)                                   (57,482)
                                                                   -------------


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2006                   95

STATEMENT OF NET ASSETS (Unaudited)

LARGE CAP DIVERSIFIED ALPHA FUND (Concluded)

March 31, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                        Contracts      ($ Thousands)
--------------------------------------------------------------------------------

WRITTEN OPTIONS -- 0.0%

   December 2006 Euro 2-Year
      Mid-CRV Future Call,
      Expires 12/15/06, Strike Price $95*                (98)      $        (45)
                                                                   -------------
Total Written Options
   (Premium Received $(69)) ($ Thousands)                                   (45)
                                                                   -------------

OTHER ASSETS AND LIABILITIES -- (4.7)%
Payable for Investment Securities Purchased                             (46,140)
Investment Advisory Fees Payable                                           (301)
Administration Fees Payable                                                (269)
Shareholder Servicing Fees Payable                                         (148)
Payable for Fund Shares Redeemed                                            (47)
Other Assets and Liabilities, Net                                         3,303
                                                                   -------------
Total Other Assets and Liabilities                                      (43,602)
                                                                   -------------
Net Assets -- 100.0%                                               $    927,383
                                                                   =============

NET ASSETS:
Paid-in-Capital
   (unlimited authorization -- no par value)                       $    905,462
Undistributed net investment income                                         162
Accumulated net realized gain on investments,
   option contracts, futures contracts, swap
   contracts and foreign currency                                         2,312
Net unrealized appreciation on investments,
   securities sold short and option contracts                            18,024
Net unrealized appreciation on total return swaps                           113
Net unrealized appreciation on forward foreign
   currency contracts, foreign currencies and
   translation of other assets and liabilities
   denominated in foreign currencies                                          5
Net unrealized appreciation on futures contracts                          1,305
                                                                   -------------
Net Assets                                                         $    927,383
                                                                   =============

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($927,383,107 / 90,510,214 shares)                              $      10.25
                                                                   =============

--------------------------------------------------------------------------------
Description
--------------------------------------------------------------------------------

Futures -- A summary of the open futures contracts held by the fund at March 31, 2006, is as follows: (see Note 2 in Notes to Financial Statements)

--------------------------------------------------------------------------------
                                                                    UNREALIZED
                                                                   APPRECIATION
        TYPE OF                     NUMBER OF       EXPIRATION    (DEPRECIATION)
       CONTRACT                     CONTRACTS          DATE       ($ THOUSANDS)
--------------------------------------------------------------------------------
S&P 500 Composite Index                453           June 2006       $   920
S&P 500 Composite Index                138           June 2006           367
U.S. 5-Year Note (CBT)                 (24)          June 2006            14
U.S. T-Bond (CBT)                       18           June 2006           (68)
U.S. 10-Year Note                      (28)          June 2006            11
U.S. 2-Year Note (CBT)                  (7)          July 2006             5
90-Day Euro$                           (24)         March 2010             9
90-Day Euro$                           (13)         March 2011             3
90-Day Euro$                           (25)         March 2007             9
90-Day Euro$                           (25)         March 2008             8
90 Day Euro$                           (25)         March 2009             8
90-Day Euro$                           (24)          June 2010             9
90-Day Euro$                            75           June 2006           (66)
90-Day Euro$                           (25)          June 2007             9
90-Day Euro$                           (25)          June 2008             8
90-Day Euro$                           (25)          June 2009             8
90-Day Euro$                           (24)       September 2010          10
90-Day Euro$                           (25)       September 2006           6
90-Day Euro$                           (25)       September 2007           8
90-Day Euro$                           (25)       September 2008           8
90-Day Euro$                           (25)       September 2009           8
90-Day Euro$                           (24)        December 2010          10
90-Day Euro$                            67         December 2006         (24)
90-Day Euro$                           (25)        December 2007           8
90-Day Euro$                           (25)        December 2008           8
90-Day Euro$                           (25)        December 2009           9
                                                                     -------
                                                                     $ 1,305
                                                                     -------

Swaps -- At March 31, 2006, the following Total Return Swap agreements were outstanding: (See Note 2 in Notes to Financial Statements)

-------------------------------------------------------------------------------------------
                                                              NOTIONAL       NET UNREALIZED
                                               EXPIRATION      AMOUNT         APPRECIATION
DESCRIPTION                                       DATE     ($ THOUSANDS)      ($ THOUSANDS)
-------------------------------------------------------------------------------------------
 The Fund receives payment on the monthly
    reset spread from Banc of America -
    CMBS BBB Index plus 15 basis points
    times the notional amount. The Fund
    receives payment if the return on the
    spread appreciates over the payment
    period and pays if the return on the
    spread depreciates over the payment
    period. (Counter Party: Bank of America)    06/30/06     $  4,000            $ 55

 The Fund receives payment on the monthly
    reset spread from Banc of America -
    CMBS AAA10Yr Index plus 15 basis points
    times the notional amount. The Fund
    receives payment if the return on the
    spread appreciates over the payment
    period and pays if the return on the
    spread depreciates over the payment.
    (Counter Party: Bank of America)            07/31/06       35,000              31

 The Fund receives payment on the monthly
    reset spread from Lehman Brothers -
    CMBS AAA 8.5+Index less 15 basis points
    times the notional amount. The Fund
    receives payment if the return on the
    spread appreciates over the payment
    period and pays if the return on the
    spread depreciates over the payment
    period.
    (Counter Party: Goldman Sachs)              07/01/06       15,000              27
-------------------------------------------------------------------------------------------
                                                                                 $113
-------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
96                   SEI Asset Allocation Trust / Annual Report / March 31, 2006

--------------------------------------------------------------------------------
Description
--------------------------------------------------------------------------------

  *   Non-income producing security.

 **   Rate shown is the 7-day effective yield as of March 31, 2006.

  +   Real Estate Investment Trust

 ++   Investments in Affilated Registered Investment Company (See Note 3).

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts.

(B)   The rate reported is the effective yield at time of purchase.

(C) Variable Rate Security -- The rate reported on the Statement of Net Assets is the rate in effect as of March 31, 2006.

(D) All or a portion of this security is held as collateral for securities sold short.

(E) Securities sold within the terms of private placement memorandum, except from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."

(F) Zero-coupon security. The rate reported is the effective yield at time of purchase.

(G) Step Bonds -- The rate reflected on the Statement of Net Assets is the effective yield on March 31, 2006. The coupon on a step bond changes on a specific date.

CBT -- Chicago Board of Trade

Cl -- Class

FHLMC -- Federal Home Loan Mortgage Corporation

FNMA -- Federal National Mortgage Association

GNMA -- Government National Mortgage Association

IO -- Interest Only

LLC -- Limited Liability Company

NIM -- Net Interest Margin

Ser -- Series

STRIP -- Separately Traded Registered Interest and Principal Securities

TBA -- To Be Announced

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2006                   97

STATEMENTS OF OPERATIONS ($ Thousands)

For the six month period ended March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------
                                                                      LARGE CAP
                                                               DIVERSIFED ALPHA
                                                                        FUND(1)
--------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends                                                           $  3,236
   Dividends from Affiliated Registered
      Investment Company*                                                   819
   Interest Income                                                        1,643
   Less: Foreign Taxes Witheld                                               (4)
--------------------------------------------------------------------------------
   Total Investment Income                                                5,694
--------------------------------------------------------------------------------

EXPENSES:
   Investment Advisory Fees                                               1,007
   Administration Fees                                                      881
   Shareholder Servicing Fees (A)                                           630
   Trustee Fees                                                               3
   Dividend Expense                                                         203
   Short Sale Expenses                                                       80
   Registration Fees                                                         24
   Printing Fees                                                             17
   Custodian/Wire Agent Fees                                                 15
   Professional Fees                                                          9
   Other Expenses                                                             9
--------------------------------------------------------------------------------
   Total Expenses                                                         2,878
--------------------------------------------------------------------------------
   Less:
   Waiver of Investment Advisory Fees                                       (58)
   Waiver of Shareholder Servicing Fees                                    (144)
--------------------------------------------------------------------------------
   Net Expenses                                                           2,676
--------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                              3,018
================================================================================
   NET REALIZED AND UNREALIZED GAIN
      (LOSS) ON INVESTMENTS:
   NET REALIZED GAIN (LOSS) ON:
   Investments                                                            1,590
   Futures Contracts                                                        617
   Swap Contracts                                                           106
   Foreign Currency Transactions                                             (1)
   NET CHANGE IN UNREALIZED APPRECIATION
      (DEPRECIATION) ON:
   Investments                                                           18,024
   Futures Contracts                                                      1,305
   Swap Contracts                                                           113
   Foreign Currency and Translation of Other Assets
      and Liabilities Denominated in Foreign Currency                         5
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
      FROM OPERATIONS                                                  $ 24,777
================================================================================

*   See Note 3 in Notes to Financial Statements.

(1) The Large Cap Diversified Alpha Fund commenced operations on December 14, 2005.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
98                   SEI Asset Allocation Trust / Annual Report / March 31, 2006

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six month period ended March 31, 2006 (Unaudited) and the year ended September 30, 2005
--------------------------------------------------------------------------------
                                                           LARGE CAP DIVERSIFIED
                                                               ALPHA FUND(2)
--------------------------------------------------------------------------------
                                                                  12/14/05
                                                                to 3/31/06
--------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                         $   3,018
   Net Realized Gain from Investments,
      Futures Contracts, Written Options and
      Swap Contracts                                                 2,313
   Net Realized Loss on Foreign Currency
      Transactions                                                      (1)
   Net Change in Unrealized Appreciation
      on Investments and
      Futures Contracts, Written Options and
      Swap Contracts                                                19,447
--------------------------------------------------------------------------------
   Net Increase in Net Assets
      from Operations                                               24,777
--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
      Class A                                                       (2,856)
--------------------------------------------------------------------------------
   Total Dividends and Distributions                                (2,856)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS(1):
   Class A:
      Proceeds from Shares Issued                                  931,325
      Reinvestment of Dividends & Distributions                      2,855
      Cost of Shares Redeemed                                      (28,718)
--------------------------------------------------------------------------------
   Increase in Net Assets Derived
      from Class A Transactions                                    905,462
--------------------------------------------------------------------------------
   Increase in Net Assets Derived
      from Capital Share Transactions                              905,462
--------------------------------------------------------------------------------
   Net Increase in Net Assets                                      927,383
--------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR/PERIOD                                             --
--------------------------------------------------------------------------------
   END OF YEAR/PERIOD                                            $ 927,383
--------------------------------------------------------------------------------
   UNDISTRIBUTED NET INVESTMENT INCOME
      INCLUDED IN NET ASSETS AT PERIOD END                       $     162
================================================================================

Amounts designated as "--" are $0 or have been rounded to $0.

(1) See Note 4 in Notes to Financial Statements for additional information.

(2) The Large Cap Diversified Alpha Fund commenced operations on December 14, 2005.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2006                   99

FINANCIAL HIGHLIGHTS

For the period ended March 31, 2006 (Unaudited)
For a Share Outstanding Throughout the Period
---------------------------------------------------------------------------------------------------------------------------
                                           Net
                                      Realized
                                           and                          Distributions
            Net Asset         Net   Unrealized               Dividends           from          Total
               Value,  Investment        Gains                from Net       Realized      Dividends   Net Asset
            Beginning      Income  (Losses) on  Total from  Investment        Capital            and  Value, End     Total
            of Period      (Loss)   Securities  Operations      Income          Gains  Distributions   of Period   Return+
---------------------------------------------------------------------------------------------------------------------------
LARGE CAP    DIVERSIFIED ALPHA FUND
 Class A
 2006(2)*      $10.00    $ 0.04(1)   $  0.24(1)    $  0.28      $(0.03)         $  --         $(0.03)     $10.25      2.82%

                                                                Ratio of
                                                 Ratio of       Expenses
                                                 Expenses     to Average    Ratio of Net
                                               to Average     Net Assets      Investment
                                   Ratio of    Net Assets     (Excluding          Income
                    Net Assets     Expenses    (Excluding      Fees Paid          (Loss)      Portfolio
                 End of Period   to Average     Fees Paid     Indirectly      to Average       Turnover
                  ($Thousands)   Net Assets   Indirectly)   and Waivers)      Net Assets          Rate+
--------------------------------------------------------------------------------------------------------
LARGE CAP DIVERSIFIED ALPHA FUND
 Class A
 2006(2)*           $  927,383         1.05%        1.05%          1.13%            1.19%            23%

  + Returns and turnover rates are for the period indicated and have not been annualized.

  * For the six month period ended March 31, 2006. All ratios for the period have been annualized.

(1) Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.

(2) Commenced operations on December 14, 2005. All ratios for the period have been annualized.

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
100                  SEI Asset Allocation Trust / Annual Report / March 31, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited)

March 31, 2006

1. ORGANIZATION

SEI Institutional Managed Trust (the "Trust") is organized as a Massachusetts Business Trust under a Declaration of Trust dated October 20, 1986.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with 15 Funds: Large Cap Diversified Alpha, Tax-Managed Large Cap, Large Cap Value, Large Cap Growth, Tax-Managed Small Cap, Small Cap Value, Small Cap Growth, Mid-Cap, U.S. Managed Volatility, Real Estate, Core Fixed Income, High Yield Bond, Enhanced Income, Global Managed Volatility and Small/Mid Cap Equity Funds (each a "Fund," collectively the "Funds"). The Trust is registered to offer Class A shares of the Funds, Class I shares of the Large Cap Diversified Alpha, Large Cap Value, Large Cap Growth, Small Cap Value, Small Cap Growth, Small/Mid Cap Equity, Mid-Cap and Core Fixed Income Funds, and Class Y shares of Tax-Managed Large Cap Fund. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectuses provide a description of each Fund's investment objective, policies, and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Fund.

USE OF ESTIMATES -- The preparation of financial statements, in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from of operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees. The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Fund's Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when, under normal conditions, it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser or sub-adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Fair Value Committee Meeting be called. In addition, the Fund's administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser or sub-adviser for the Fund if it holds the relevant securities that such limits have been exceeded. In such event, the adviser or sub-adviser makes the determination whether a Fair Value Committee Meeting should be called based on the information provided.

Options and warrants for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options and warrants not traded on a national securities exchange are valued at the last quoted bid price.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are recorded on the trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2006                  101

March 31, 2006

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the Fund's custodian bank until the repurchase date of the repurchase agreement. The Fund also invests in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Trust's policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. Tri-party repurchase agreements purchased as collateral for securities on loan are maintained by the applicable securities lending agent (see Note 7). If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

COMPENSATING BALANCES -- Funds with cash overdrafts in excess of $100,000 are required to leave 112% in compensating balance with Wachovia Bank NA, the custodian of the Trust, on the following day. Funds with positive cash balances in excess of $100,000 are allowed to overdraw 90% of the balance with Wachovia Bank NA on the following day.

EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative daily net assets.

CLASSES -- Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non class-specific expenses are allocated to the respective class on the basis of relative daily net assets.

FOREIGN CURRENCY TRANSLATION -- The books and records of the Funds investing in international securities are maintained in U.S. dollars on the following basis:

(I) market value of investment securities, assets and liabilities at the current rate of exchange; and

(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds investing in international securities do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

The Funds investing in international securities report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

FUTURES CONTRACTS -- The Fund utilized futures contracts during the period ended March 31, 2006. The Fund's investments in futures contracts are designed to enable the Fund to more closely approximate the performance of its benchmark indices. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Net Assets or Statement of Assets and Liabilities.

OPTION WRITING/PURCHASING -- The Fund may invest in financial option contracts for the purpose of hedging its existing fund securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Large Cap Diversified Alpha Fund had option contracts as of March 31, 2006 as disclosed in the Fund's Statement of Net Assets.


--------------------------------------------------------------------------------
102                  SEI Asset Allocation Trust / Annual Report / March 31, 2006

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statement of Net Assets or Statement of Assets and Liabilities.

Written option transactions entered into during the six month period ended March 31, 2006 are summarized as follows:

--------------------------------------------------------------------------------
                                    Large Cap Diversified Alpha
--------------------------------------------------------------------------------
                                   # of                        Premium
                              Contracts                   ($Thousands)
--------------------------------------------------------------------------------
Balance at the
   beginning of year                 --                           $ --
Written                              98                             69
--------------------------------------------------------------------------------
Balance at the
end of year                          98                           $ 69
================================================================================

At March 31, 2006 the Large Cap Diversified Alpha Fund had cash and/or securities at least equal to the value of written options.

SWAP AGREEMENTS -- A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or "basket" of securities representing a particular index. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit-default swaps involve periodic payments by the Fund or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the outstanding principal of the downgraded debt instrument, and also take possession of the instrument. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR or some other form of indices on the notional amount. In connection with swap agreements securities may be set aside as collateral by the Fund's custodian. The Fund may enter into swap agreements in order to, among other things, change the maturity or duration of the investment portfolio, to protect the Fund's value from changes in interest rates, or to expose the Fund to a different security or market.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations. Net payments of interest are recorded as realized gains or losses.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- dividends from net investment income are declared and paid to shareholders quarterly for the Large Cap Diversified Alpha Fund. Dividends and distributions are recorded on the ex-dividend date. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

ADMINISTRATION AND TRANSFER AGENCY AGREEMENT -- The Trust and SEI Investments Global Funds Services (the "Administrator") are parties to an amended and restated Administration and Transfer Agency Agreement dated December 10, 2003 under which the Administrator provides administrative and transfer agency services to the Fund for an annual fee of 0.35% of the average daily net assets of the Large Cap Diversified Alpha Fund. The Administrator has agreed to waive all or a portion of its fee in order to limit the operating expenses of the Fund. Any such waiver is voluntary and may be terminated at any time at the Administrator's sole discretion.

INVESTMENT ADVISORY AGREEMENT -- SEI Investments Management Corporation ("SIMC") serves as investment adviser (the "Adviser") to the Fund. In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of the Fund. SIMC has voluntarily agreed to waive a portion of its fee so that the total annual expenses of the Fund, exclusive of short sales expenses, will not exceed certain voluntary expense limitations adopted by SIMC. These waivers may be terminated at any time. Accordingly, the advisory fee and voluntary expense limitations for the Fund are as follows:

--------------------------------------------------------------------------------
                                                                       Voluntary
                                                Advisory                 Expense
                                                    Fees             Limitations
--------------------------------------------------------------------------------
Large Cap Diversified Alpha Fund, Class A        0.4000%              0.9500%(1)

(1) Currently this Fund has short sales expenses which are excluded from voluntary expense limitations. The Fund's expenses for the six months ended March 31, 2006 were 1.05%.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2006                  103

March 31, 2006

As of March 31, 2006, SIMC has entered into investment sub-advisory agreements with the following parties:

--------------------------------------------------------------------------------
                                                              Currently Managing
                                             Date of           a Portion of Fund
Investment Sub-Adviser                     Agreement                       (Y/N)
--------------------------------------------------------------------------------
LARGE CAP DIVERSIFIED ALPHA FUND
Analytic Investors, Inc.                    07/01/03                           Y
Aronson + Johnson + Ortiz, LP               10/11/05                           Y
Delaware Management Company                 10/18/05                           Y
Enhanced Investment Technologies, LLC       10/21/05                           Y
Quantitative Management Associates LLC      07/01/03                           Y
Smith Breeden Associates, Inc.              09/29/05                           Y

Under the investment sub-advisory agreements, each party receives an annual fee paid by SIMC.

DISTRIBUTION AGREEMENT -- SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), serves as the Fund's Distributor pursuant to a distribution agreement with the Trust. The Trust has adopted a shareholder servicing plan for Class A, Class I and Class Y shares (the "Shareholder Servicing Plans") under which a shareholder servicing fee of up to 0.25% of average daily net assets attributable to Class A and Class I shares, and a shareholder servicing fee of up to 0.15% of average daily net assets attributable to Class Y shares, will be paid to the Distributor. In addition to the Shareholder Servicing Plans, the Class I shares have adopted administrative service plans that provide for administrative service fees payable to the Distributor of up to 0.25% of the average daily net assets attributed to that class.

OTHER -- The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on fund transactions effected for the Trust in accordance with the rules of the Securities and Exchange Commission ("SEC"). Accordingly, it is expected that fund transactions may result in brokerage commissions being paid to the Distributor. SEC rules require that such commissions not exceed usual and customary commissions.

Under both the Shareholder Servicing Plans and administrative service plan, the Distributor may retain as profit any difference between the fee it receives and the amount it pays to third parties. For the six month period ended March 31, 2006, the Distributor retained 100% of the shareholder servicing fees, less the waiver, and 100% of the administration servicing fees.

Certain officers and/or trustees of the Trust are also officers of the Administrator or the Adviser. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim and committee meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Adviser or Administrator.

FEES PAID INDIRECTLY -- The Fund may direct certain fund trades to the Distributor who pays a portion of the Fund's expenses. Accordingly, the expenses reduced, which were used to pay third party expenses, and the effect on the Fund's expense ratio, as a percentage of the Fund's average daily net assets for the six month period ended March 31, 2006, can be found on the statement of operations.

INVESTMENT IN AFFILIATED REGISTERED INVESTMENT COMPANY -- Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in the SEI money market funds, provided that investments in the SEI money market funds do not exceed 25% of the investing Fund's total assets.

4. CAPITAL SHARE TRANSACTIONS

Capital Share Transactions for the Fund were as follows (Thousands):

For the six month period ended March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------
                                                           LARGE CAP DIVERSIFIED
                                                               ALPHA FUND(1)
--------------------------------------------------------------------------------
                                                                 12/14/05
                                                                to 3/31/06
--------------------------------------------------------------------------------
CLASS A:
   Shares Issued                                                    93,073
   Shares Issued in Lieu of
     Dividends & Distributions                                         281
   Shares Redeemed                                                  (2,844)
--------------------------------------------------------------------------------
  Total Class A Transactions                                        90,510
--------------------------------------------------------------------------------
  Net Increase in Capital Share Transactions                        90,510
--------------------------------------------------------------------------------

(1) The Large Cap Diversified Alpha Fund commenced operations on December 14, 2005.

5. INVESTMENT TRANSACTIONS

The cost of security purchases and proceeds from the sale of securities, other than temporary cash investments and futures, during the six month period ended March 31, 2006, were as follows:

--------------------------------------------------------------------------------
                                   U.S. Gov't           Other              Total
                                 ($ Thousands)  ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
LARGE CAP DIVERSIFIED
    ALPHA FUND
Purchases .....................      $  77,882     $  970,221       $  1,048,103
Sales .........................         36,708        226,187            262,895

6. FEDERAL TAX INFORMATION

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of The Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.


--------------------------------------------------------------------------------
104                  SEI Asset Allocation Trust / Annual Report / March 31, 2006

For Federal income tax purposes, the cost of securities owned at March 31, 2006, and the net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at March 31, 2006, were as follows:

--------------------------------------------------------------------------------
                                                                  Net Unrealized
                                   Appreciated    Depreciated       Appreciation
                                    Securities     Securities     (Depreciation)
                                 ($ Thousands)  ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
Large Cap Diversified
  Alpha Fund                           $37,747      $(19,811)            $17,936

7. SECURITIES LENDING

The Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust's Board of Trustees. These loans may not exceed 331/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its Adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, corporate obligations, asset back securities, repurchase agreements, master notes, or U.S. Government securities. Collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral of 102% and 105% of the market value of borrowed securities for domestic and foreign securities, respectively. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day's market fluctuations and the current day's lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent. These investments may include repurchase agreements, which are collateralized by United States Treasury and Government Agency securities, and high-quality, short-term instruments, such as floating rate corporate obligations, commercial paper, and private placements with an average weighted maturity not to exceed 60 days and a maturity not to exceed 397 days.

8. CONCENTRATIONS/RISKS

In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

9. OTHER

On March 31, 2006, number of shareholders below held the following percentage of the outstanding shares of the Fund.

--------------------------------------------------------------------------------
                                                   Number of    % of Outstanding
                                                 Shareholders             Shares
--------------------------------------------------------------------------------
Large Cap Diversified Alpha Fund, Class A                   5             71.68%

These shareholders are comprised of omnibus accounts, which are held on behalf of several individual shareholders.

10. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board has selected KPMG LLP ("KPMG") to serve as the Trust's independent registered public accounting firm for the Trust's fiscal year ended September 30, 2006. The decision to select KPMG was recommended by the Audit Committee and was approved by the Board on September 21, 2005. During the Trust's fiscal years ended September 30, 2005 and September 30, 2004, neither the Trust, its portfolios nor anyone on their behalf has consulted with KPMG on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Trust's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(iv) of said Item 304).

The selection of KPMG does not reflect any disagreements with or dissatisfaction by the Trust or the Board with the performance of the Trust's prior auditor. The decision to dismiss PricewaterhouseCoopers LLP ("PwC"), the Trust's previous independent registered public accounting firm and to select KPMG was recommended by the Trust's Audit Committee and approved by the Fund's Board of Trustees. PwC's report on the Trust's financial statements for the fiscal years ended September 30, 2005 and September 30, 2004 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Trust's fiscal years ended September 30, 2005 and September 30, 2004, (i) there were no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the Trust's financial statements for such years, and (ii) there were no "reportable events" of the kind described in Item 302(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2006                  105

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund`s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in your Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that your Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown do not apply to your specific investment.

                           BEGINNING       ENDING                       EXPENSE
                            ACCOUNT        ACCOUNT        ANNUALIZED      PAID
                             VALUE          VALUE          EXPENSE       DURING
                           12/14/05        3/31/06          RATIOS       PERIOD
--------------------------------------------------------------------------------
LARGE CAP DIVERSIFIED ALPHA FUND+
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares             $1,000.00      $1,028.20         1.05%        $3.15

HYPOTHETICAL 5% RETURN
Class A Shares             $1,000.00      $1,011.41         1.05%        $3.12
--------------------------------------------------------------------------------
+ The Large Cap Diversified Alpha Fund commenced operations on December 14,
  2005. Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 107/365 (to reflect the period shown).
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
106                  SEI Asset Allocation Trust / Annual Report / March 31, 2006

NOTES

NOTES

SEI ASSET ALLOCATION TRUST ANNUAL REPORT MARCH 31, 2006

Robert A. Nesher, CHAIRMAN

TRUSTEES

William M. Doran

F. Wendell Gooch

James M. Storey

George J. Sullivan, Jr.

Rosemarie B. Greco

Nina Lesavoy

James M. Williams

OFFICERS

Robert A. Nesher
PRESIDENT AND CHIEF EXECUTIVE OFFICER

Stephen F. Panner
CONTROLLER AND CHIEF FINANCIAL OFFICER

Russell Emery
CHIEF COMPLIANCE OFFICER

Timothy D. Barto
VICE PRESIDENT, SECRETARY

Sofia A. Rosala
VICE PRESIDENT, ASSISTANT SECRETARY

Philip T. Masterson
VICE PRESIDENT, ASSISTANT SECRETARY

James Ndiaye
VICE PRESIDENT, ASSISTANT SECRETARY

Michael T. Pang
VICE PRESIDENT, ASSISTANT SECRETARY

John J. McCue
VICE PRESIDENT

Nicole Welch
ANTI-MONEY LAUNDERING COMPLIANCE OFFICER

INVESTMENT ADVISER

SEI Investments Management Corporation

ADMINISTRATOR

SEI Investments Global Funds Services

DISTRIBUTOR

SEI Investments Distribution Co.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

FOR MORE INFORMATION CALL

1 800 DIAL SEI
(1 800 342 5734)

SEI New ways.
    New answers.(R)

SEI Investments Distribution Co.
Oaks, PA 19456  1.800.DIAL.SEI (1.800.342.5734)


SEI-F-121 (3/06)

ITEM 2.   CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) The registrant's board of trustees has determined that the registrant has one audit committee financial expert serving on the audit committee.

(a) (2) The audit committee financial expert is George J. Sullivan, Jr. Mr. Sullivan is an independent trustee as defined in Form N-CSR Item 3 (a) (2).


ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by KPMG LLP ("KPMG") and Ernst & Young, LLP ("E&Y") related to the Trust.

KPMG billed the Trust aggregate fees for services rendered to the Trust for the fiscal year 2006 and E&Y billed the Trust aggregate fees for services rendered to the Trust for the fiscal year 2005 as follows:

------------------ ----------------------------------------------------- -----------------------------------------------------
                                          2006*                                                  2005+
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                   All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                   services to the   services to       and services to   services to the   services to       and services to
                   Trust that were   service           service           Trust that were   service           service
                   pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                     were              did not require                     were              did not require
                                     pre-approved      pre-approval                        pre-approved      pre-approval
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(a)     Audit      $176,500                N/A         $                 $133,500                N/A         $0
        Fees(1)

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(b)     Audit-     $                 $                 $0                $0                $0
        Related
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(c)     Tax Fees   $                 $                 $                 $0                $0                $0

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(d)     All        $                 $                 $231,000          $0                $0                $165,000
        Other
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------



*KPMG
+E&Y

Notes:

     (1) Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

  (e)(1)  Not Applicable.

  (e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:



                ---------------------------- ----------------- ----------------
                                                  2006*             2005+
                ---------------------------- ----------------- ----------------
                Audit-Related Fees                  0%               0%

                ---------------------------- ----------------- ----------------
                Tax Fees                            0%               0%
                ---------------------------- ----------------- ----------------
                All Other Fees                      0%               0%
                ---------------------------- ----------------- ----------------

*KPMG
+E&Y

(f)       Not applicable.

(g)(1) The aggregate non-audit fees and services billed by KPMG for the fiscal year 2006 were $231,000. Non-audit fees consist of SAS No. 70 review of fund accounting and administration operations, attestation report in accordance with Rule 17 Ad-13, agreed upon procedures report over certain internal controls related to compliance with federal securities laws and regulations and tax consulting services for various service affiliates of the registrant.

(g)(2) The aggregate non-audit fees and services billed by E&Y for the fiscal year 2005 were $165,000. Non-audit fees include amounts related to services provided in connection with the SAS70 report on the hedge fund operations of the administrator.

(h) During the past fiscal year, Registrant's principal accountant provided certain non-audit services to Registrant's investment adviser or to entities controlling, controlled by, or under common control with Registrant's investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The audit committee of Registrant's Board of Trustees reviewed and considered these non-audit services provided by Registrant's principal accountant to Registrant's affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.   SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust has a standing Nominating Committee (the "Committee") currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Trust's Board of Trustees (the "Board"). Pursuant to the Committee's Charter, adopted on June 18, 2004, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust's office.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. Based on their evaluation, certifying officers have concluded that the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                         SEI Asset Allocation Funds


                                     /s/ Robert A. Nesher
By (Signature and Title)*            -----------------------------------------
                                     Robert A. Nesher, Chief Executive Officer

Date: May 26, 2006





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*            /s/ Robert A. Nesher
                                     -----------------------------------------
                                     Robert A. Nesher, Chief Executive Officer

Date: May 26, 2006


By (Signature and Title)*            /s/ Stephen F. Panner
                                     -----------------------------------------
                                     Stephen F. Panner, Controller & CFO

Date: May 26, 2006

* Print the name and title of each signing officer under his or her signature.